As filed with the Securities and Exchange Commission on August 10, 2021

1933 Act Registration No. 333-______

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

[ ]	Pre-Effective	[ ]	Post-Effective
	Amendment No.		Amendment No.

F/m Funds Trust

(Exact Name of Registrant as Specified in Charter)

(513) 587-3400

Area Code and Telephone Number

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Linda J. Hoard, Esq.

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

Copies to:

John L. Chilton, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Arie J. Heijkoop, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Investor Class and Institutional Class shares of beneficial interest, no par value per share, of the Registrant’s F/m Investments Large Cap Focused Fund.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on September 9, 2021 pursuant to Rule 488 under the Securities Act of 1933, as amended.

M3Sixty Funds Trust

4300 Shawnee Mission Parkway, Suite 100

Fairway, KS 66205

 1-888-553-4233

On behalf of

F/m Investments Large Cap Focused Fund

September ___, 2021

Dear Valued Shareholder:

A Special Meeting of Shareholders of the F/m Investments Large Cap Focused Fund series of M3Sixty Funds Trust (the “Acquired Fund”) has been scheduled for Monday, October 18, 2021 (the “Special Meeting”). The Acquired Fund proposes to reorganize into the F/m Investments Large Cap Focused Fund series of F/m Funds Trust (the “Acquiring Fund”). F/m Investments, LLC, the investment adviser to the Acquired Fund (“FMI”), will serve as investment adviser to the Acquiring Fund. The Acquired Fund and the Acquiring Fund have the same investment objectives, principal investment strategies, and fundamental limitations and substantially similar risks. Further, it is expected that the Acquiring Fund will be managed by Alexander Morris and Francisco Bido, the portfolio managers that currently manage the Acquired Fund.

Proposed Reorganization

Shareholders of the Acquired Fund are being asked to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) under which the Acquired Fund will be reorganized into a corresponding newly created series (the “Acquiring Fund”) of F/m Funds Trust (“FMFT”). The Reorganization Agreement will provide for the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund, and the distribution of the Acquiring Fund’s shares received by the Acquired Fund to its shareholders in complete liquidation of the Acquired Fund (the “Reorganization”).

As described further below, in order to implement the Reorganization, FMFT will establish the Acquiring Fund as a newly organized fund that will commence operations upon the closing of the Reorganization. The Reorganization is not expected to result in the recognition of gain or loss by the Acquired Fund or its shareholders for federal income tax purposes. No sales charges or redemption fees will be imposed in connection with the Reorganization. The shares of the Acquiring Fund you receive will have the same aggregate net asset value as that of your shares of the Acquired Fund at the time of the Reorganization. Shares will be exchanged as follows:

M3Sixty Funds Trust		F/m Funds Trust
F/m Investments Large Cap Focused Fund		F/m Investments Large Cap Focused Fund
Investor Class Shares Institutional Class Shares	→ →	Investor Class Shares Institutional Class Shares

The investment objective, strategies, and policies of the Acquiring Fund and the Acquired Fund are the same, as further described in the attached Proxy Statement/Prospectus. If the Reorganization is approved, FMI will serve as the investment adviser to the Acquiring Fund, responsible for the day-to-day management

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of the Acquiring Fund’s portfolio. The same portfolio managers for the Acquired Fund prior to the Reorganization are expected to be responsible for the day-to-day management of the Acquiring Fund’s portfolio after the Reorganization. As a result, the day-to-day management of the Acquiring Fund following the Reorganization will not change the way your investment assets are managed.

If the Reorganization is not approved by the Acquired Fund shareholders, then the Reorganization will not be implemented. In such case, the Board of Trustees of M3Sixty Funds Trust (the “Board”) will consider what further actions to take with respect to the Acquired Fund, including potentially liquidating the Acquired Fund.

The attached Proxy Statement/Prospectus is designed to give you more information about the proposal. If you have any questions regarding the proposal to be voted on, please do not hesitate to call 1-888-553-4233. If you were a shareholder of record of the Acquired Fund as of the close of business on August 17, 2021, the record date for the Special Meeting, you are entitled to vote on the proposal at the Special Meeting and at any adjournment thereof. While you are, of course, welcome to join us at the Special Meeting, we expect that most shareholders will cast their votes by filling out, signing, and returning the enclosed proxy card.

Whether or not you are planning to attend the Special Meeting, we need your vote. Please submit your vote via one of the options listed on your proxy card. You can mark, sign and date the enclosed proxy card and promptly return it in the enclosed, postage-paid envelope so that the maximum number of shares may be voted. You should follow the enclosed instructions on your proxy card as to how to vote, which includes calling the toll-free number on your proxy card to vote by telephone or voting through the Internet. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Trust at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy vote can also be revoked by voting the proxy later through the toll-free number or the Internet address listed in the enclosed voting instructions.

We are concerned about your health and safety during the current coronavirus (COVID-19) pandemic and we intend to monitor the recommendations of public health officials and governmental restrictions as the situation continues to evolve. If we decide to hold the Special Meeting at a different time or in a different location, we will make an announcement in the manner discussed in these materials.

Thank you for taking the time to consider this important proposal and for your continuing investment in the F/m Investments Large Cap Focused Fund.

Sincerely,

Randall K. Linscott

President

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M3Sixty Funds Trust

F/m Investments Large Cap Focused Fund

4300 Shawnee Mission Parkway, Suite 100

Fairway, KS 66205

 1-888-553-4233

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD October 18, 2021

M3Sixty Funds Trust, a Delaware statutory trust (the “Trust”), will hold a Special Meeting of Shareholders (the “Special Meeting”) of the F/m Investments Large Cap Focused Fund, a series of the Trust, on October 18, 2021, at the offices of Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Cincinnati, Ohio 45246 at 10:00 a.m. Eastern time. As we are concerned about your health and safety during the current coronavirus (COVID-19) pandemic, we intend to monitor the recommendations of public health officials and governmental restrictions as the situation continues to evolve. If we decide to hold the Special Meeting at a different time or in a different location, we plan to announce any such updates on our proxy website vote.proxyonline.com/m3sixty/docs, and we encourage you to check this website prior to the Special Meeting if you plan to attend. Accordingly, we encourage you to consider your other voting options, if in-person attendance at the Special Meeting is either prohibited under a federal, state, or local order or contrary to the advice of public health care officials.

At the Special Meeting, you and the other shareholders of the Acquired Fund will be asked to consider and vote upon the proposals below.

1.	Approval of an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of the F/m Investments Large Cap Focused Fund (the “Acquired Fund”) to the F/m Investments Large Cap Focused Fund (the “Acquiring Fund”), a newly created series of F/m Funds Trust (“FMFT”), in exchange for (a) shares of the Acquiring Fund with an aggregate net asset value (“NAV”) per class equal to the aggregate NAV of the corresponding class of shares of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the shares of the Acquiring Fund received in the exchange in proportion, on a class-by-class basis, to the shareholder’s holdings of shares of the Acquired Fund;

2.	The transaction of such other business as may properly come before the Special Meeting or any continuations after an adjournment thereof.

Only shareholders of record of the Acquired Fund at the close of business on August 17, 2021, the record date for this Special Meeting, will be entitled to notice of, and to vote at, the Special Meeting or any postponements or continuations after an adjournment thereof.

As a shareholder, you are asked to attend the Special Meeting either in person or by proxy. If you are unable to attend the Special Meeting in person, we urge you to authorize proxies to cast your votes, commonly referred to as “proxy voting.” Whether or not you expect to attend the Special Meeting, please submit your vote via one of the options listed on your proxy card. You may vote by completing, dating, and signing your proxy card and mailing it in the enclosed postage prepaid envelope, by calling the toll-free number on

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your proxy card to vote by telephone or, by voting through the internet. Your prompt voting by proxy will help assure a quorum at the Special Meeting. Voting by proxy will not prevent you from voting your shares in person at the Special Meeting. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Trust at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by voting your proxy at a later date through the toll-free number or the Internet website address listed in the enclosed voting instructions or submitting a later dated proxy card.

By Order of the Board of Trustees of M3Sixty Funds Trust

Randall K. Linscott

President

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M3Sixty Funds Trust

F/m Investments Large Cap Focused Fund

4300 Shawnee Mission Parkway, Suite 100

Fairway, KS 66205

 1-888-553-4233

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Question: What is this document and why did you send it to me?

Answer: The attached document is a proxy statement to solicit votes from shareholders of the F/m Investments Large Cap Focused Fund (the “Acquired Fund”), a series of M3Sixty Funds Trust (the “Trust”) at the special meeting of the Acquired Fund’s shareholders (“Special Meeting”), and a registration statement for the F/m Investments Large Cap Focused Fund (the “Acquiring Fund”), a new series of F/m Funds Trust (“FMFT”). This combined proxy statement/prospectus is referred to below as the “Proxy Statement.”

The Proxy Statement is being provided to you by the Trust in connection with the solicitation of proxies to vote to approve an Agreement and Plan of Reorganization with respect to the Acquired Fund (the “Reorganization Agreement”) between the Trust and FMFT (the form of which is attached as Appendix A) that provides for the transfer of all of the assets of the Acquired Fund to the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, and the subsequent distribution of those Acquiring Fund shares by the Acquired Fund in liquidation of the Acquired Fund (the “Reorganization”) (Proposal 1). The Board of Trustees of the Trust (the “Board”) is recommending that shareholders of the Acquired Fund approve the Reorganization Agreement. Approval by the shareholders of the Acquired Fund is needed to proceed with the Reorganization. This document includes a Notice of Special Meeting of Shareholders, the Proxy Statement, and a proxy card.

Question: Why is the Acquired Fund reorganizing into the Acquiring Fund?

Answer: F/m Investments, LLC (“FMI”) serves as the sub-adviser to three series of FMFT and Alexander Morris, one of the portfolio managers to the Acquired Fund, serves as an interested trustee on the FMFT Board of Trustees. FMI believes that by consolidating all its funds into a single, dedicated trust, FMI will be better positioned to grow fund assets, have more flexibility to acquire or launch new products, and the Acquired Fund and its shareholders will benefit from reorganizing into FMFT by potentially experiencing economies of scale as part of a larger fund complex. In addition, FMI believes reorganizing into FMFT may provide the Acquired Fund with enhanced distribution opportunities that may provide the potential to increase the Acquired Fund’s assets in the future, which could potentially add size and scale, and result in decreased operating expenses over the long term.

FMI made a recommendation to the Trust’s Board of Trustees (the “Board”) to approve the Reorganization. The Board approved the Reorganization after concluding that the implementation of the Reorganization is in the best interests of the Acquired Fund and its shareholders.

Question: Who will manage the Acquiring Fund?

Answer: If the Reorganization is approved, FMI will serve as the investment adviser to the Acquiring Fund. The same portfolio managers for the Acquired Fund prior to the Reorganization are expected to be responsible for the day-to-day management of the Acquiring Fund’s portfolio after the

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Reorganization. As a result, the Reorganization will not change the way your investment assets are managed.

Question: How will the Reorganization work?

Answer: Subject to the approval of the shareholders of the Acquired Fund, pursuant to the Reorganization Agreement, the Acquired Fund will transfer all its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Acquired Fund’s liabilities. The Acquired Fund will then liquidate by distributing the shares it receives from the Acquiring Fund to the shareholders of the Acquired Fund. Shareholders of the Acquired Fund will become shareholders of the Acquiring Fund, and immediately after the Reorganization each such shareholder will hold a number of full and fractional shares of the Acquiring Fund equal in aggregate value at the time of the exchange to the aggregate value of such shareholder’s shares of the Acquired Fund immediately before the Reorganization. Investor Class Shares of the Acquired Fund will be exchanged for Investor Class Shares of the Acquiring Fund and Institutional Class Shares of the Acquired Fund will be exchanged for Institutional Class Shares of the Acquiring Fund.

If the Reorganization is carried out as proposed, the transaction is not expected to result in the recognition of gain or loss by either the Acquired Fund or its shareholders for federal income tax purposes. Please refer to the Proxy Statement for a detailed explanation of the proposal.

If the Reorganization Agreement is approved by shareholders of the Acquired Fund at the Special Meeting, the Reorganization is expected to be effective after the close of business (i.e., 5:00 p.m. Eastern time) on or about October 28, 2021.

Question: How will the Reorganization affect my investment?

Answer: Following the Reorganization, you will be a shareholder of the Acquiring Fund, which has the same investment objective and investment strategies as the Acquired Fund, as further described in the attached Proxy Statement. In addition, FMI will serve as investment adviser to the Acquiring Fund, responsible for the day-to-day management of the Acquiring Fund’s portfolio after the Reorganization. As a result, the Acquiring Fund will be managed in substantially the same way as the Acquired Fund. The primary differences will be (1) the Acquiring Fund will be series of FMFT instead of the Trust; (2) the service providers that provide Third Party Service Arrangements (as defined below) to the Acquiring Fund will be different; (3) the Acquiring Fund will be governed by a different board of trustees than the Acquired Fund; and (4) there will be certain differences in fee arrangements, although the total annual operating expenses net of waivers for the Acquiring Fund is expected to be the same as the total annual operating expenses net of waivers of the Acquired Fund for at least two years from the date of the Reorganization.

You will receive shares of the Acquiring Fund corresponding in class to your shares of the Acquired Fund held immediately prior to the Reorganization and equal in aggregate value at the time of the exchange to the aggregate value of those shares of the Acquired Fund. The Reorganization will not affect the value of your investment at the time of Reorganization and your interest in the Acquired Fund will not be diluted. The Reorganization generally is not expected to result in recognition of gain or loss by the Acquired Fund or its shareholders for federal income tax purposes.

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Question: Will the Board and Service Providers Change?

Answer: Yes. The Trust and FMFT have different boards of trustees and officers. The Trust and FMFT also have different arrangements for custody, administration, transfer agency, and distribution services (“Third Party Service Arrangements”). Third Party Service Arrangements are provided to the Trust and FMFT by the following:

	Trust	FMFT
Administrator	M3Sixty Administration, LLC 4300 Shawnee Mission Pkwy, Suite 100 Fairway, Kansas 66205	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246
Distributor	Matrix 360 Distributors, LLC 4300 Shawnee Mission Pkwy, Suite 100 Fairway, Kansas 66205	Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246
Transfer Agent	M3Sixty Administration, LLC 4300 Shawnee Mission Pkwy, Suite 100 Fairway, Kansas 66205	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246
Independent Registered Public Accounting Firm	BBD, LLP 1835 Market Street, 3rd Floor Philadelphia, Pennsylvania 19103	Cohen & Company, Ltd. 342 North Water Street, Suite 830 Milwaukee, Wisconsin 53202
Custodian	MUFG Union Bank®, N.A. 350 California Street, Suite 2018 San Francisco, California 94104	US Bank, NA 425 Walnut Street Cincinnati, Ohio 45202
Legal Counsel	Strauss Troy Co., LPA 150 E. 4th Street Cincinnati, Ohio 45202	Sullivan & Worcester LLP 1666 K Street NW, Suite 700 Washington, D.C. 20006

Question: How will the proposed Reorganization affect the fees and expenses that I pay as a shareholder of the Acquired Fund?

Answer: The Acquiring Fund will pay FMI the same annual advisory fee rate currently paid by the Acquired Fund. Following the Reorganization, the total annual fund operating fees and expenses of the Acquiring Fund before waivers are expected to be 0.22% and 0.13% lower than the total annual fund operating fees and expenses of the corresponding Acquired Fund before waivers for the Institutional and Investor Class shares, respectively. In addition, FMI has agreed, for a period of two years from the date of the Reorganization, to maintain expense limitations for the Acquiring Fund that will have the same economic effect as the expense limitation currently in place for the Acquired Fund. FMI is permitted to seek reimbursement from the Acquiring Fund, subject to certain limitations, of fees waived or payments made by FMI to the Acquiring Fund for a period ending three years after the date of the waiver or payment, if the reimbursement will not cause the Acquiring Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, and (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments made are satisfied first. In addition, FMI has the right to

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reimbursement from the Acquiring Fund amounts up to the aggregate amount that FMI had waived or reimbursed the Acquired Fund under an expense limitation agreement with the Acquired Fund for the three-year period following each fee waiver or expenses reimbursement. Such reimbursements will only be available for three years after the Reorganization, and the aggregate which may potentially be reimbursed as of June 30, 2020 is approximately $90,431, but only if such reimbursement can be achieved without exceeding the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, and (b) the expense limitation in effect at the time of the recoupment. FMI does not have the right to be reimbursed the amount of fees waived or expenses paid by FMI in excess of the aggregate amount waived or reimbursed to the Acquired Fund by FMI. Any expense limitation agreement with the Acquiring Fund may not be terminated prior to October [31], 2023 without the consent of the FMFT Board.

Question: Will there be any changes in the purchase and redemption procedures or investment minimums?

Answer: Although the service providers for the Acquiring Fund are different from the service providers for the Acquired Fund, they generally operate the same. Shares for both the Acquired Fund and the Acquiring Fund may be purchased by mail, by phone, by wire, or from your dealer, financial adviser, or other financial intermediary. The investment minimums for the Acquiring Fund’s Investor Class shares and Institutional Class shares are the same as the investment minimum for the Acquired Fund’s Investor Class shares and Institutional Class shares. Both the Acquired Fund and the Acquiring Fund allow for redemption requests to be made by mail or telephone as well as payments in the form of check or federal wire transfer. The Acquiring Fund charges a $15 fee on wire redemptions whereas, the Acquired Fund does not charge a wire redemption fee.

Question: What is the tax impact on my investment?

Answer: The Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended, and generally is not expected to result in recognition of gain or loss by the Acquired Fund or its shareholders for federal income tax purposes. As a condition to the closing of the Reorganization, the Acquiring Fund and the Acquired Fund will obtain an opinion of counsel regarding the tax consequences of the Reorganization. This opinion will be filed with the U.S. Securities and Exchange Commission (the “SEC”) after the close of the Reorganization and available on the SEC’s website at www.sec.gov.

Question: What will happen if the Reorganization is not approved?

Answer: If the shareholders of the Acquired Fund do not approve the proposed Reorganization, then the Reorganization will not be implemented and the Acquired Fund will continue to operate as a series of the Trust. In such case, the Board will consider what further actions to take with respect to the Acquired Fund, including re-soliciting shareholders or potentially liquidating the Acquired Fund.

Question: Why do I need to vote?

Answer: Your vote is needed to ensure that a quorum is present at the Special Meeting so that the proposal can be acted upon. Your immediate response by voting and mailing the enclosed proxy card (or voting by telephone or Internet) will help prevent the need for any further solicitations for a shareholder vote, which will result in additional expenses. Your vote is very important to us regardless of the amount of shares you own.

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Question: What is the Board’s recommendation with respect to the Proposal?

Answer: After careful consideration and upon the recommendation of FMI, the Board unanimously approved the Reorganization Agreement, and authorized the solicitation of proxies on the proposal. The Board recommends that the shareholders of the Acquired Fund vote “FOR” the proposal.

Question: Who is paying for expenses related to the Special Meeting and the Reorganization?

Answer: FMI will bear the costs associated with the Reorganization, Special Meeting, and solicitation of proxies, regardless of whether the Reorganization occurs, which are estimated to be $10,511. The Acquired Fund and Acquiring Fund will not incur any expenses in connection with the Reorganization.

Question: How do I cast my vote?

Answer: You may vote according to the instructions provided on your proxy card. You may vote by telephone using the toll-free number found on your proxy card. You may also use the enclosed postage-paid envelope to mail your proxy card. You may also vote via the Internet. You may also vote in person by attending the Special Meeting on October 18, 2021. Please follow the enclosed instructions to use these methods of voting. We encourage you to vote by telephone or via the Internet. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation.

Question: Whom do I call if I have questions?

Answer: Please call 1-888-553-4233 if you have any questions regarding the Reorganization. Representatives are available Monday through Friday 9:00 a.m. to 5:00 p.m. Eastern Time.

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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

COMBINED PROXY STATEMENT AND PROSPECTUS

September__, 2021

FOR THE REORGANIZATION OF

F/m Investments Large Cap Focused Fund

a series of M3Sixty Funds Trust

4300 Shawnee Mission Parkway, Suite 100

Fairway, KS 66205

1-888-553-4233

INTO

F/m Investments Large Cap Focused fund

a series of F/m Funds Trust

225 Pictoria Drive Suite 450

Cincinnati Ohio 45246

 1-800-292-6775

This Combined Proxy Statement and Prospectus (this “Proxy Statement”) is being sent to you in connection with the solicitation of proxies by the Board of Trustees (the “Board”) of M3Sixty Funds Trust (the “Trust”) for use at a Special Meeting of Shareholders (the “Special Meeting”) of the Large Cap Focused Fund series of the Trust (the “Acquired Fund”), to be held at the offices of Ultimus Fund Solutions, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 on October 18, 2021 at 10:00 a.m. Eastern time. At the Special Meeting, you and the other shareholders of the Acquired Fund will be asked to consider and vote separately upon the proposal below.

1.	Approval of an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of the F/m Investments Large Cap Focused Fund (the “Acquired Fund”) to the F/m Investments Large Cap Focused Fund (the “Acquiring Fund”), a newly created series of F/m Funds Trust (“FMFT”), in exchange for (a) shares of the Acquiring Fund with an aggregate NAV per class equal to the aggregate NAV of the corresponding class of shares of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the shares of the Acquiring Fund received in the exchange in proportion, on a class-by-class basis, to the shareholder’s holdings of shares of the Acquired Fund;

2.	The transaction of such other business as may properly come before the Special Meeting or any continuations after an adjournment thereof.
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Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to the Trust, in person at the time of the Special Meeting, by voting the proxy later through the toll-free number or through the Internet address listed in the enclosed voting instructions or by submitting a later dated proxy card. If your shares are held in the name of a brokerage firm, bank, nominee, or other institution, you should provide instructions to your broker, bank, nominee, or other institution on how to vote your shares. If you hold your shares in the name of a brokerage firm, bank, nominee, or other institution, you must provide a legal proxy from that institution to vote your shares in person at the Special Meeting.

The Acquired Fund is a series of the Trust, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) and organized as a Delaware statutory trust. The Acquiring Fund is a newly created series of FMFT, an open-end management investment company registered with the SEC and organized as an Ohio business trust.

The following documents for the Acquired Fund have been filed with the SEC and are incorporated by reference into this Proxy Statement (which means these documents are considered legally to be part of this Proxy Statement): These documents have been previously made available to shareholders. Copies of these documents are available upon request and without charge by writing to the Trust or by calling 1-888-553-4233.

●	Prospectus and Statement of Additional Information dated October 28, 2020, as amended;
●	Annual Report to Shareholders for Fiscal Year Ended June 30, 2020; and
●	Annual Report to Shareholders for Fiscal Year Ended June 30, 2021 (to be filed)

This Proxy Statement sets forth the basic information you should know before voting on the proposal. You should read it and keep it for future reference. The Acquiring Fund’s Prospectus accompanies this Proxy Statement. Additional information about the Acquiring Fund is set forth in the Statement of Additional Information dated September __ 2021, relating to this Proxy Statement, which is also incorporated by reference into this Proxy Statement. The Statement of Additional Information for the Acquiring Fund has been filed with the SEC and is available without charge, upon request by calling 1-800-292-6775 or by writing to Ultimus Fund Solutions, LLC at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. Because the Acquiring Fund has not yet commenced operations as of the date of this Proxy Statement, no annual or semi-annual reports are available for the Acquiring Fund at this time.

Important Notice Regarding Availability of Proxy Materials for the Meeting to be Held at 10:00 a.m. Eastern Time on October 18, 2021. This Proxy Statement was mailed to shareholders on or about September 14, 2021 and is available on the Internet at vote.proxyonline.com/m3sixty/docs,. If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call 1-888-553-4233. Representatives are available Monday through Friday 9:00 a.m. to 5:00 p.m. Eastern Time.

Date: September__, 2021

The shares offered by this Proxy Statement and Prospectus are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Acquiring Fund involves investment risk, including the possible loss of principal. The SEC has not approved or disapproved these securities, or passed on the accuracy or adequacy of this Proxy Statement. Any representation to the contrary is a criminal offense.

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I.	Proposal 1 To Approve the Agreement and Plan of Reorganization
A.	Overview
B.	Comparison Fee Tables and Examples
C.	The Funds’ Investment Objectives, Principal Investment Strategies and Risks
D.	Comparison of Investment Restrictions
E.	Comparison of Investment Advisory Agreements and Expense Limitation Agreements
F.	Comparison of Distribution, Shareholder Servicing, Purchase and Redemption Procedures, and Valuation Procedures
G.	Key Information about the Reorganization
H.	Additional Information about the Funds
II.	Voting Information
A.	General Information
B.	Method and Cost of Solicitation
C.	Right to Revoke Proxy
D.	Voting Securities and Principal Holders
E.	Interest of Certain Persons in the Transaction
III.	Miscellaneous Information
A.	Other Business
B.	Next Meeting of Shareholders
C.	Legal Matters
D.	Independent Registered Public Accounting Firm
E.	Information Filed with the SEC

APPENDIX A – FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1
APPENDIX B – MORE INFORMATION ABOUT THE ACQUIRING FUND	B-2
APPENDIX C - FINANCIAL HIGHLIGHTS OF THE ACQUIRED FUND	C-1

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I.       Proposal 1 - To Approve the Agreement and Plan of Reorganization

A.       Overview

Based in part on the recommendation of FMI, the investment adviser for the Acquired Fund, the Board has called the Special Meeting to ask shareholders of the Acquired Fund to consider and vote on the proposed reorganization (the “Reorganization”) of the Acquired Fund into a corresponding Acquiring Fund, a new series of FMFT (the Acquired Fund and Acquiring Fund are each sometimes referred to below as a “Fund” and, collectively, as the “Funds”). The Board considered and approved the Reorganization at a meeting held on July 27, 2021, subject to the approval of Acquired Fund’s shareholders.

The Acquired Fund currently operates as a separate series of the Trust. As discussed in more detail below, FMI has recommended that the Acquired Fund be reconstituted as a series of FMFT. FMFT is a series trust that currently offers three series of shares: the Oakhurst Fixed Income Fund, the Oakhurst Short Duration Bond Fund, and the Oakhurst Short Duration High Yield Credit Fund. Oakhurst Capital Management, LLC, the investment adviser to the Oakhurst funds, is an affiliate of FMI, which serves as the sub-adviser to the three Oakhurst funds; FMI also does business as Oakhurst Capital Advisors. FMFT is not affiliated with the Trust, but Alexander Morris, one of the portfolio managers to the Acquired Fund, serves as an interested trustee to FMFT. In order to reconstitute the Acquired Fund as a series of FMFT, a similar corresponding fund, referred to as the “Acquiring Fund,” has been created as a new series of FMFT. If shareholders approve the Reorganization, then all the assets and liabilities of the Acquired Fund will be acquired by the Acquiring Fund and your shares of the Acquired Fund will be converted into shares of the Acquiring Fund.

The investment objectives and strategies of the Acquired Fund and the Acquiring Fund are the same, as described in more detail below. After the Reorganization, FMI will serve as the Acquiring Fund’s investment adviser.

The Trust believes that the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). The closing of the Reorganization is conditioned upon the receipt by FMFT and the Trust of an opinion to such effect from tax counsel to FMFT. If the Reorganization so qualifies, the Acquired Fund and its shareholders will not recognize any gain or loss for federal income tax purposes on the transfer of assets, the assumption of liabilities, and the distribution of the Acquiring Fund’s shares in the Reorganization.

Furthermore, the Acquired Fund will not pay for the costs of the Reorganization and the Special Meeting. FMI will bear the costs associated with the Reorganization, Special Meeting, and solicitation of proxies, including the expenses associated with preparing and filing the registration statement that includes this Proxy Statement and the cost of copying, printing, and mailing proxy materials. In addition to solicitations by mail, FMI also may solicit proxies, without special compensation, by telephone or otherwise. FMI will pay the expenses associated with the Reorganization regardless of whether the Reorganization occurs. The Acquired Fund and the Acquiring Fund will not bear any of the expenses in connection with the Reorganization.

FMI has recommended the Reorganization of the Acquired Fund into the corresponding series of FMFT. FMI currently serves as the sub-adviser to the current series of FMFT and desires to bring the Acquired Fund within the structure of FMFT. FMI believes the Acquired Fund and its shareholders will benefit from reorganizing into FMFT. In particular, FMI believes that by consolidating all its funds into a single,

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dedicated trust, FMI will be better positioned to grow fund assets, have more flexibility to acquire or launch new products, and the Acquired Fund and its shareholders may experience economies of scale from becoming part of a larger fund complex. In addition, FMI believes reorganizing into FMFT may provide the Acquired Fund with enhanced distribution opportunities that may provide the potential to increase the Acquired Fund’s assets in the future, which could potentially add size and scale, and result in decreased operating expenses over the long term.

The Board of the Trust, including a majority of the Trustees who are not interested persons of the Acquired Funds (the “Independent Trustees”), believes that the terms of the Reorganization are fair and reasonable and that the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the proposed Reorganization. In approving the Reorganization, the Board considered, among other things:

•	the terms of the Reorganization, including the anticipated tax-free nature of the transaction for the Acquired Fund and its shareholders, and that the Reorganization was expected to constitute a “reorganization” within the meaning of Section 368(a) of the Code;
•	that the investment objective, principal investment strategies, and fundamental investment policies of the Acquired Fund are the same or similar as those of its corresponding Acquiring Fund;
•	that the investment risks of the Acquired Fund are substantially similar to those of the Acquiring Fund;
•	that the portfolio managers of the Acquired Fund will continue as portfolio managers of the Acquiring Fund;
•	that the management fee of the Acquiring Fund is the same as that of the Acquired Fund;
•	that the total operating expenses of the Acquiring Fund before waivers would be 0.22% and 0.13% lower than the total annual fund operating expenses of the Acquired Fund before waivers for the Institutional and Investor Class shares, respectively;
•	that FMI has agreed, for at least two years from the date of the Reorganization, to maintain an expense limit for the Acquiring Fund that will have the same economic effect as the expense limit currently in place for the corresponding Acquired Fund;
•	that FMI would have the ability to recoup previously waived fees and expense reimbursements from the Acquiring Fund after the Reorganization, subject to certain limitations;
•	the qualifications and experience of the Acquiring Fund’s new service providers upon the Reorganization;
•	that the Reorganization would not result in the dilution of shareholders’ interests;
•	that the Acquired Fund and its shareholders would not bear the costs of the proposed Reorganization;
•	that the Reorganization will be submitted to the shareholders of the Acquired Fund for approval;
•	that shareholders of the Acquired Fund who do not wish to become shareholders of the Acquiring Fund may redeem their Acquired Fund shares before the Reorganization; and
•	the determination of FMI to manage all its mutual funds under a proprietary trust;
•	that the Reorganization was recommended by FMI, the Acquired Fund’s current adviser, which believes that the transition of the Acquired Fund to a new trust could benefit the Acquired Fund and its shareholders.

The Board also considered that FMI has an interest in recommending the Reorganization to the Board. Based on FMI’s recommendation, the Board approved the solicitation of the shareholders of the Acquired Fund to vote on the Reorganization Agreement with respect to their Acquired Fund, the form of which is attached to this Proxy Statement in Appendix A.

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B.       Comparison Fee Tables and Examples

The following shows the actual fees and expenses for the Acquired Fund based on the Acquired Fund’s assets as of its fiscal year ended June 30, 2020, as well as the pro-forma expenses of the Acquiring Fund following the Reorganization. Only pro forma information is being presented for the Acquiring Fund since it will not begin operating until the Reorganization is completed. As the Acquiring Fund has not yet commenced operations as of the date of this Proxy Statement, the “Other Expenses” shown for the Acquiring Fund are based on estimated amounts for the current year, after giving effect to the Reorganization.

	Acquired Fund Investor Class Shares	Acquiring Fund Investor Class Shares (Pro Forma)
Shareholder Fees (fees paid directly from your investment)
Wire Redemption Fee	None	$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.55%	0.42%[1]
Total Annual Fund Operating Expenses	1.50%	1.37%
Less: Management Fee Reductions and/or Expense Reimbursements	(0.35)% [2]	(0.22%)[3]
Total Annual Fund Operating Expenses After Management Fee Reductions and/or Expense Reimbursements	1.15%	1.15%

(1)	Other expenses for the Acquiring Fund are based on estimated amounts for the current fiscal year.

(2)	FMI has entered into an Expense Limitation Agreement with the Acquired Fund under which it has agreed to waive its fees or reimburse expenses of the Acquired Fund, if necessary, in an amount that limits the Acquired Fund’s annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Acquired Fund’s business) to not more than 1.15% through at least October 31, 2021. Subject to approval by the Acquired Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Acquired Fund within the three years following the date when the waiver or reimbursement occurred, if the Acquired Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver or reimbursement. Only the Board of Trustees can terminate the contractual agreement before the expiration date.

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(3)	FMI has contractually agreed, through October [31], 2023, to reduce Management Fees and to absorb Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, distribution fees pursuant to Rule 12b-1 plans, interest, Acquired Fund Fees and Expenses, dividend expenses on short sales, litigation expenses, and extraordinary expenses) to an amount not exceeding 1.15% of the Fund’s average daily net assets attributable to the Investor Class shares. Management fee reductions and Other Expenses absorbed by FMI are subject to repayment by the Fund for a period of 3 years following the date such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to exceed either: (i) the expense limitation in effect at the time such fees and expenses were waived or absorbed; or (ii) any expense limitation in effect at the time the Adviser seeks reimbursement of such fees and expenses. This agreement may be terminated by either party upon 60 days’ prior written notice, provided, however, that FMI may not terminate this agreement without the approval of the Board of Trustees and this agreement will terminate automatically if FMI ceases to serve as investment adviser to the Fund. FMI has the right to reimbursement from the Acquiring Fund amounts up to the aggregate amount that FMI had waived or reimbursed the Acquired Fund under an expense limitation agreement with the Acquired Fund for the three-year period ending after the specific fee waiver or reimbursement. Three years after the Reorganization, all reimbursement rights will have expired and the aggregate amount potentially available for reimbursement is approximately [$ ], but only if such reimbursement can be achieved without exceeding the expense limitation in place at the time of the waiver or reimbursement.

	Acquired Fund Institutional Class Shares	Acquiring Fund Institutional Class Shares (Pro Forma)
Shareholder Fees (fees paid directly from your investment)
Wire Redemption Fee	None	$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.55%	0.33%[1]
Total Annual Fund Operating Expenses	1.25%	1.03%
Less: Management Fee Reductions and/or Expense Reimbursements	(0.35)% [2]	(0.13)%[3]
Total Annual Fund Operating Expenses After Management Fee Reductions and/or Expense Reimbursements	0.90%	0.90%

(1)	“Other Expenses” for the Acquiring Fund are based on estimated amounts for the current fiscal year and do not correlate to the expense ratios in the Acquired Fund’s Financial Highlights.

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(2)	The Acquired Fund’s adviser, FMI, has entered into an Expense Limitation Agreement with the Acquired Fund under which it has agreed to waive its fees or reimburse expenses of the Acquired Fund, if necessary, in an amount that limits the Acquired Fund’s annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Acquired Fund’s business) to not more than 0.90% through at least October 31, 2021. Subject to approval by the Acquired Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Acquired Fund within the three years following the date when the waiver or reimbursement occurred, if the Acquired Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver or reimbursement. Only the Board of Trustees can terminate the contractual agreement before the expiration date.

(3)	FMI has contractually agreed, until October 31, 2023, to reduce Management Fees and to absorb Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs, distribution fees pursuant to Rule 12b-1 plans, taxes, borrowing costs, interest, Acquired Fund Fees and Expenses, dividend expenses on short sales, litigation expenses, and extraordinary expenses) to an amount not exceeding 0.90% of the Acquiring Fund’s average daily net assets attributable to the Institutional Class shares. Management fee reductions and Other Expenses absorbed by FMI are subject to repayment by the Acquiring Fund for a period of 3 years following the date such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to exceed either: (i) the expense limitation in effect at the time such fees and expenses were waived or absorbed; or (ii) any expense limitation in effect at the time FMI seeks reimbursement of such fees and expenses. This agreement may be terminated by either party upon 60 days’ prior written notice, provided, however, that FMI may not terminate this agreement without the approval of the Board of Trustees and this agreement will terminate automatically if FMI ceases to serve as investment adviser to the Fund. FMI has the right to reimbursement from the Acquiring Fund amounts up to the aggregate amount that FMI had waived or reimbursed the Acquired Fund under an expense limitation agreement with the Acquired Fund for the three-year period ending after the specific fee waiver or reimbursement. Three years after the Reorganization, all reimbursement rights will have expired and the aggregate amount potentially available for reimbursement is approximately [$ ], but only if such reimbursement can be achieved without exceeding the expense limitation in place at the time of the waiver or reimbursement.

Example

The Example below is intended to help you compare the cost of investing in the Acquired Fund with the cost of investing in the Acquiring Fund on a pro forma basis. The Example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return, that the Fund’s Total Annual Fund Operating Expenses remain as stated in the previous table and that distributions are reinvested. The Example for the Acquired Fund and Acquiring Fund reflects the contractual fee waiver and/or expense reimbursement for the term of the contractual fee waiver and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

Fund	One Year	Three Years	Five Years	Ten Years
Acquired Fund – Investor Class Shares	$117	$440	$785	$1,761
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Acquiring Fund – Investor Class Shares (Pro forma)	$117	$389	$707	$1,607
Acquired Fund – Institutional Class Shares	$92	$362	$653	$1,480
Acquiring Fund - Institutional Class Shares (Pro forma)	$92	$301	$543	$1,235

C.       Comparison of Investment Objectives, Principal Investment Strategies and Risks

The investment objectives, principal strategies and the investment limitations and restrictions of the Acquired Fund and the Acquiring Fund are the same. The principal risks of the Acquired Fund and the Acquiring Fund are substantially similar. Each Fund’s investment objective, principal investment strategies and risks, as well their investment limitations and restrictions, are discussed in more detail below.

 Comparison of Investment Objectives

The investment objective of the Acquired Fund and the Acquiring Fund are identical. Each Fund’s investment objective is non-fundamental and may be changed by the respective Board of Trustees without shareholder approval, upon at least 60 days’ prior written notice to shareholders.

Fund	Investment Objective
Acquired Fund Acquiring Fund	Seeks long-term growth of capital

Comparison of Principal Investment Strategies

Each Fund seeks to achieve its investment objective by using the principal investment strategies described below. The principal strategies of the Acquired Fund and the Acquiring Fund are substantially identical, as described in more detail below.

Acquired Fund	Acquiring Fund
The Fund’s principal investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by purchasing equity securities that FMI believes are likely to appreciate. It generally seeks to purchase equity securities of large capitalization U.S. companies, and may purchase American Depository Receipts (“ADRs”) of international companies trading on U.S. exchanges, that exhibit accelerating growth in earnings and revenue. The Fund may invest across different industries and sectors. The Fund will invest at least 80% of its net assets in securities that have a market capitalization at the time of investment	The Fund’s principal investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by purchasing equity securities that FMI believes are likely to appreciate. It generally seeks to purchase equity securities of large capitalization U.S. companies, and may purchase American Depository Receipts (“ADRs”) of international companies trading on U.S. exchanges. The Fund may invest across different industries and sectors. The Fund will invest at least 80% of its net assets in securities of large capitalization companies. The Fund considers large capitalization companies to include those that have a market capitalization, at the time of investment, comparable to securities held in the S&P 500® Index. As of June 30, 2021,
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comparable to securities held in the S&P 500® Index.

FMI uses quantitative screens to evaluate liquidity, capitalization, domicile, and desired risk attributes to determine an initial universe of large capitalization companies from which the Fund may invest. FMI then uses a quantitative process to evaluate the company fundamentals and stock price trends of the investment candidates. Macroeconomic influences on portfolio candidates are considered before selecting the final securities for purchase in the portfolio. FMI considers whether to sell a particular security when the security receives declining scores from FMI’s proprietary model or the security causes the Fund’s portfolio to be exposed to unintended risks.

The periodic reconstitution and rebalancing of the portfolio according to the Fund’s quantitative investment strategy may result in significant portfolio turnover. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Fund’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders. With respect to any percentage restriction on investment or use of assets in the Fund’s investment strategies, if such a percentage restriction is adhered to at the time a transaction is affected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather FMI will consider which action is in the best interest of the Fund and its shareholders, including the sale of the security.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund.

the S&P 500® Index includes U.S. companies with a median market capitalization of $30.46 billion. The market capitalization of the companies in the S&P 500 Index ranged from $4 billion to $2.3 trillion as of June 30, 2021. In purchasing securities for the Fund, the Adviser will focus on companies that exhibit accelerating growth in earnings and revenue.

FMI uses quantitative screens to evaluate liquidity, capitalization, domicile, and desired risk attributes to determine an initial universe of large capitalization companies from which the Fund may invest. FMI then uses a quantitative process to evaluate the company fundamentals and stock price trends of the investment candidates. Macroeconomic influences on portfolio candidates are considered before selecting the final securities for purchase in the portfolio. FMI considers whether to sell a particular security when the security receives declining scores from FMI’s proprietary model or the security causes the Fund’s portfolio to be exposed to unintended risks.

The periodic reconstitution and rebalancing of the portfolio according to the Fund’s quantitative investment strategy may result in significant portfolio turnover. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Fund’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders. With respect to any percentage restriction on investment or use of assets in the Fund’s investment strategies, if such a percentage restriction is adhered to at the time a transaction is affected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather FMI will consider which action is in the best interest of the Fund and its shareholders, including the sale of the security.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund.

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Comparison of Principal Investment Risks

This section will help you compare the risks of the Acquired Fund and the Acquiring Fund as set forth in the following tables. Although the descriptions and presentation of the risks are different, the principal risks associated with investments in the Acquired Fund and the Acquiring Fund are substantially similar because the Funds have identical investment objectives and investment strategies. While the Funds will be managed in substantially the same manner, the Acquiring Fund includes “Large Cap Security risk” as a principal risk whereas the Acquired Fund does not have a similar principal risk disclosure. The principal risks of the Funds are described in their respective prospectuses as follows:

Acquired Fund	Acquiring Fund
Market Risk – Market risk refers to the risk that the value of securities in the Acquired Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Market Risk – Market risk refers to the risk that the value of securities in the Acquiring Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions, and general equity market conditions.

Equity Securities Risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. The Acquired Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Equity Securities Risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. Economic, political, and financial conditions, or industry or economic trends or developments, may for varying periods of time cause volatility, illiquidity, or other potentially adverse effects in the markets. The Acquiring Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

(No corresponding risk)	Large Cap Security Risk – Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology developments and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies.
Foreign Securities Risk – Foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability,	Foreign Securities Risk – Foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability,
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Acquired Fund	Acquiring Fund
changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.	changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Management Style Risk – The Acquired Fund intends to invest in growth-oriented stocks and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style. There is no guarantee that FMI’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.	Management Style Risk – The Acquiring Fund intends to invest in growth-oriented stocks and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style. There is no guarantee that FMI’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.
Sector Risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Acquired Fund does not intend to concentrate its investments in any particular sector or sectors, the Acquired Fund may, from time to time, emphasize investments in one or more sectors. If the Acquired Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.	Sector Risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Acquiring Fund does not intend to concentrate its investments in any particular sector or sectors, the Acquiring Fund may emphasize investments in one or more sectors, which may cause the Acquiring Fund to have increased relative exposure to the price movements of those sectors. At times when the Acquiring Fund emphasizes a particular sector, the value of its net assets will be more susceptible to the financial, market or economic events affecting that sector than would be the case for mutual funds that do not emphasize investment in a particular sector. This may increase the risk of loss associated with an investment in the Acquiring Fund and increase the volatility of the Acquiring Fund’s share price.
Portfolio Turnover Risk – When the portfolio managers deem it is appropriate and particularly during periods of volatile market movements, the Acquired Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. High portfolio turnover (e.g., an annual rate greater than 100% of the average value of the Fund’s portfolio) involves correspondingly greater expenses to the Acquired Fund and may adversely affect Fund performance.	Portfolio Turnover Risk – When the portfolio managers deem it is appropriate and particularly during periods of volatile market movements, the Acquiring Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. High portfolio turnover (e.g., an annual rate greater than 100% of the average value of the Fund’s portfolio) involves correspondingly greater expenses to the Acquiring Fund and may adversely affect Fund performance.
Depositary Receipts Risk – Depositary receipts are generally subject to the same risks as the foreign	Depositary Receipts Risk – Depositary receipts are generally subject to the same risks as the foreign
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Acquired Fund	Acquiring Fund
securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Acquired Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and liquidity risk. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.	securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Acquiring Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and liquidity risk. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Risk of Non-Diversification – The Acquired Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Acquired Fund could go down because of the poor performance of a single investment.

Risk of Non-Diversification – The Acquiring Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Acquiring Fund could go down because of the poor performance of a single investment.

D.       Comparison of Investment Restrictions

The fundamental and non-fundamental limitations of the Acquired Fund and the Acquiring Fund are identical. The fundamental limitations may only be amended with shareholder approval.

Fundamental Investment Policy	Acquired Fund Acquiring Fund
The Fund may not:
Concentration	Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be directly invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding obligations issued or guaranteed by the U.S. Government or any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions);
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Fundamental Investment Policy	Acquired Fund Acquiring Fund
Borrowing and Issuing Senior Securities	Borrow money, except to the extent permitted under the 1940 Act Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.
Loans

Make loans, except that the Fund may purchase or hold debt instruments in accordance with their investment objectives and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

Underwriting	Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;
Real Estate	Purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein;
Commodities	Purchase or sell physical commodities, except that the Fund may purchase and financial transactions not requiring the delivery of physical commodities, including but not limited to, purchasing or selling commodity exchange-traded funds or exchange-traded notes

The Acquired Fund and the Acquiring Fund observe the following restrictions as a matter of operating but not fundamental policy:

Policy	Acquired Fund Acquiring Fund
Illiquid Investments	The Fund may not purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on then-current value) would then be invested in such securities. For purposes of this restriction, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper that FMI has determined to be liquid under procedures approved by the Board.
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E.     Comparison of Investment Advisory Agreements and Expense Limitation Agreements

Investment Advisory Agreements. FMI serves as the investment adviser to the Acquired Fund pursuant to the Advisory Agreement with the Trust, on behalf of the Acquired Fund dated April 10, 2020. The Advisory Agreement on behalf of the Acquired Fund was approved by the Trust’s Board on February 12, 2020, and was approved by shareholders of the Acquired Fund on April 10, 2020. If the Reorganization is approved, FMI will continue as the investment adviser to the Acquiring Fund pursuant to a new investment advisory agreement between FMFT, on behalf of the Acquiring Fund, and FMI. FMI will be entitled to a management fee of 0.70% of the Acquiring Fund’s average daily net assets, which is the same rate FMI is currently entitled to receive from the Acquired Fund. The investment advisory agreement for the Acquired Fund and the investment advisory agreement for the Acquiring Fund are referred to collectively as the “Advisory Agreements.” The Advisory Agreements describe the services FMI will provide to each Fund, which generally includes investment research, advice, supervision, and the continuous furnishing of an investment program for the Fund and the purchase and sale of securities for the Fund’s portfolio. Under the terms of the Advisory Agreements, FMI is not liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of securities transactions of the Fund, provided that nothing in the Advisory Agreements shall be deemed to protect FMI against any liability to the Fund or its shareholders to which FMI would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of FMI’s duties or obligations under the Advisory Agreements or by reason of FMI’s reckless disregard of its duties and obligations under the Advisory Agreements. The Advisory Agreements will terminate automatically upon their assignment.

Expense Limitation Agreements. FMI has contractually agreed to waive all or a portion of its management fees and pay the Acquiring Fund’s expenses in order to limit Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short and extraordinary expenses, Rule 12b-1 fees and any other class-specific expenses) to 1.15% and 0.90% of the average daily net assets of Investor Class shares and Institutional Class shares, respectively. The expense limitation for the Acquired Fund remains in effect through October 31, 2021 and the expense limitation for the Acquiring Fund remains in effect through October 31, 2023. The expense limitation agreement for the Acquired Fund and the expense limitation agreement for the Acquiring Fund are referred to collectively as the “Expense Limitation Agreements.” Any waiver or reimbursement under the Expense Limitation Agreements is subject to repayment by the Fund within the three years following the date when the waiver or reimbursement occurred. Such reimbursement may be requested if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. FMI’s expense limitation arrangement with the Acquiring Fund will have the same economic effect as FMI’s current expense limitation arrangement with the corresponding Acquired Fund. Only the Board of Trustees can terminate the contractual agreement before the expiration date.

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FMI will be permitted to seek reimbursement from the Acquiring Fund subject to limitations, of fees waived or payments made to the Acquiring Fund for a period ending three years from the date of any such waiver or payment, including payments made to the Acquired Fund prior to the Reorganization. In each case, such reimbursement may be requested if the reimbursement will not cause the Acquiring Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.

FMI has the right to reimbursement from the Acquiring Fund amounts up to the aggregate amount that FMI had waived or reimbursed the Acquired Fund under an expense limitation agreement with the Acquired Fund for the three-year period ending after the specific fee waiver or reimbursement. Three years after the Reorganization, all reimbursement rights will have expired and the aggregate amount potentially available for reimbursement is approximately [$ ], but only if such reimbursement can be achieved without exceeding the expense limitation in place at the time of the waiver or reimbursement.

Information Regarding FMI. F/m Investments, LLC, located at 3050 K Street, N.W., Suite 201, Washington, DC 20007, was founded in 2019. FMI is the investment arm of, and is wholly owned by, F/m Acceleration, LLC (“FMA”). FMA is owned by DCincy, LLC, a Delaware limited liability company, and The 4100 Group, a Michigan limited liability company (“4100 Group”). DCincy is owned in equal parts by Alexander Morris, David Littleton, and Matthew Swendiman. 4100 Group is a for-profit investment firm of Delta Dental of Michigan and Ohio.

As of June 30, 2021, FMI manages $1.4 billion in assets. FMI serves as investment adviser to one registered investment company in addition to the Acquired Fund - F/m Investments European L/S Small Cap Fund (BESMX). FMI serves as sub-adviser to three registered investment companies - the Oakhurst Fixed Income Fund (OHFIX), the Oakhurst Short Duration Bond Fund (OHSDX), and the Oakhurst Short Duration High Yield Credit Fund (OHSHX). FMI does not serve as investment adviser to any mutual fund (other than the Acquiring Fund) that has investment objectives and principal investment strategies similar to those of the Acquired Fund.

The names and titles of the principal executive officers of FMI are set forth below.

Name	Principal Occupation
Alexander R. Morris	President and Chief Investment Officer
David L. Littleton	Chief Executive Officer
Matthew A. Swendiman, CFA	Chairman and Chief Compliance Officer

A discussion regarding the basis for the Board’s approval of the New Advisory Agreement will be available in the Acquiring Fund’s Semi-Annual Report to shareholders dated as of December 31, 2021.

Portfolio Managers. Francisco J. Bido and Alexander Morris are the portfolio managers for the Acquired Fund. If the Reorganization is approved by shareholders of the Acquired Fund, Messrs. Bido and Morris will continue to be jointly and primarily responsible for the day-to-day management of the Acquiring Fund.

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•	Francisco J. Bido. Mr. Bido has managed the Acquired Fund since its inception in 2016. He has been Head of Quantitative Research of F/m Investments, LLC since April 2020 and held the same title at Cognios Capital, LLC, the investment adviser to the Acquired Fund from 2013 until 2020. He was a Senior Quantitative Researcher at American Century, an investment manager (from 2004 - 2013), and a Consultant at Accenture, f/k/a Andersen Consulting, a management consulting and technology services company (from 1998 - 2003). Mr. Bido received his M.S. and M.A. degrees in Applied Mathematics and Economics, respectively, from the University of Arizona, M.S. in Mathematics from New York University’s Courant Institute, and B.S. in Electromechanical Engineering from Pontificia Universidad Catolica Madre y Maestra.

•	Alexander Morris. Mr. Morris has managed the Acquired Fund since April 2020. He is a founder and partner of FMI as well as a founder and Managing Director of Rowhouse Capital Management since 2015. Previously, Mr. Morris was at Fortigent, LLC, joining in the firm in 2011, where he served in a corporate development role, developing and executing a new business strategy and product offering as well as leading significant aspects of the firm’s successful sale to LPL Financial. Mr. Morris began his career in 2006 with Europe-based alternative asset manager Caliburn Capital Partners, where he helped to establish four class-leading investment funds, open offices in North America and Asia, and grow AUM to $2B. Caliburn’s flagship Strategic and Global Inefficiencies fund invested in emerging asset managers. In 2008, Mr. Morris joined Longville Investments, a private equity firm supporting European family offices with fundamental analysis, transaction execution and long-term capital management. In 2009, Mr. Morris returned to the US to launch the family office practice of Pacific Capital Bancorp, and to define the bank’s wealth management strategy. Mr. Morris then joined the Financial Services Practice of Hitachi Consulting Corp. as a senior level business consultant advising clients on corporate strategy and acquisitions.

The Acquired Fund’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Acquired Fund.

Investment Advisory Fees Paid by the Acquired Fund. For the fiscal year ended June 30, 2020, the Acquired Fund paid advisory fees as follows:

	Gross Advisory Fees	Advisory Fees Waived	Reimbursement of Other Expenses	Net Advisory Fees
Previous Adviser	$197,313	$77,843	$0	$119,470
FMI	$134,518	$90,431	$0	$44,087

A discussion regarding the basis of the Board’s approval of the Acquired Fund’s Advisory Agreement will be available in the Acquired Fund’s annual report to shareholders for the fiscal year ended June 30, 2021.

F.       Comparison of Distribution, Shareholder Servicing, Purchase and Redemption Procedures and Valuation Procedures

Distribution and Shareholder Servicing

17

Acquired Fund	Acquiring Fund
Matrix 360 Distributors, LLC is the Distributor (also known as the principal underwriter) of the shares of the Acquired Fund.	Ultimus Fund Distributors, LLC is the Distributor (also known as the principal underwriter) of the shares of the Acquiring Fund.

The Trust, with respect to the Acquired Fund, has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) for the Acquired Fund’s Investor Class shares, pursuant to which the Fund is authorized to use Investor Class assets to pay fees in connection with the distribution and marketing of Investor Class shares and/or the provision of shareholder services to Investor Class shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Investor Class shares of the Acquired Fund as their funding medium and for related expenses.

The Plan permits the Acquired Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Investor Class shares. Because these fees are paid out of the Acquired Fund’s Investor Class assets on an ongoing basis, over time they will increase the cost of an investment in Investor Class shares, and the Plan fees may cost an investor more than other types of sales charges.

Under the terms of the Plan, the Acquired Fund is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Acquired Fund’s Investor Class shares.

Institutional Class Shares are not subject to any distribution fees under the 12b-1 Plan.

FMFT, with respect to the Acquiring Fund has adopted a plan of distribution under Rule 12b-1 of the Investment Company Act of 1940 for its Investor Class shares (the “Plan”). The Plan allows the Acquiring Fund to make payments to securities dealers and other financial organizations (including payments directly to FMI and Ultimus Fund Distributors, LLC for expenses related to the distribution and servicing of the Acquiring Fund’s Investor Class shares. Expenses related to the distribution and servicing of the Acquiring Fund’s Investor Class shares may include payments to securities dealers and other persons who are engaged in the sale of shares and who may be advising shareholders regarding the sale or retention of such shares; expenses of maintaining personnel who render shareholder support services not otherwise provided by the transfer agent or the Acquiring Fund; expenses of preparing, printing or distributing prospectuses and SAI and reports for recipients other than existing shareholders of the Acquiring Fund; and any other expenses related to the distribution and servicing of the Acquiring Fund’s Investor Class shares. Under the Plan, the Acquiring Fund may pay a fee of up to 0.25% per annum of its average daily net assets that are allocable to Investor Class shares. Because these fees are paid out of the Acquiring Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. FMI may make additional payments to securities dealers and other financial organizations from its own revenues based on the amount of customer assets maintained in the Acquiring Fund by such organizations. The payment by FMI of any such additional compensation will not affect the expense ratios of the Acquiring Fund.

Institutional Class Shares are not subject to any distribution fees under the 12b-1 Plan.

FMI and/or its affiliates may also make payments for distribution and/or shareholder servicing	FMI and/or its affiliates may make additional payments to securities dealers and other financial
18

Acquired Fund	Acquiring Fund
activities from out of their own resources. FMI may also make payments for marketing, promotional or related expenses to financial intermediaries. The amount of these payments is determined by FMI and may be substantial. These payments are often referred to as “revenue sharing payments.” In some circumstances, such payments may create an incentive for a financial intermediary or its employees or associated persons to recommend or offer shares of the Acquired Fund rather than shares of another mutual fund.	organizations from its own revenues based on the amount of customer assets maintained in the Acquiring Fund by such organizations. The payment by FMI of any such additional compensation will not affect the expense ratios of the Acquiring Fund.

Purchase, Redemption and Valuation Procedures

The following table highlights the purchase and redemption policies of the Acquired Fund compared to those of the Acquiring Fund. Additional information regarding the pricing, purchase and redemption of the Acquiring Fund’s shares is included in Appendix B.

	Acquired Fund	Acquiring Fund
Minimum Investments

The minimum initial investment for the Acquired Fund’s Investor Class shares is $1,000.

The minimum investment for the Acquired Fund’s Institutional Class shares is $100,000.

The Acquired Fund may accept accounts with less than the minimum investment at the discretion of FMI. The minimum initial investment requirement may be waived or reduced for wrap programs and certain qualified retirement plans (excluding IRAs) sponsored by financial service firms that have entered into appropriate arrangements with the Acquired Fund, or otherwise by FMI in its sole discretion.

The minimum initial investment for the Acquiring Fund’s Investor Class shares is $1,000.

The minimum investment for the Acquiring Fund’s Institutional Class shares is $100,000.

Account minimums may be waived for accounts held by clients of FMI or for certain other accounts, at the discretion of FMI.

The Acquiring Fund reserves the right to waive minimum investment amounts for certain financial intermediaries that use the Acquiring Fund as part of an asset allocation program, certain retirement plans, and accounts that hold the Acquiring Fund in omnibus name.

Purchase of Shares	The Acquired Fund’s shares may be purchased by check, money order from a U.S. financial institution and payable in U.S. dollars, by wire	Shares of an Acquiring Fund may be purchased by check, by wire transfer of funds via a bank or through an approved financial intermediary (i,e, a
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	Acquired Fund	Acquiring Fund
	transfer of funds via a bank or through an approved financial intermediary (i.e., a supermarket, investment adviser, financial planner or consultant, broker, dealer or other investment professional and their agents) authorized by the Acquired Fund to receive purchase orders. Brokerage firms that are FINRA members may telephone the administrator and buy shares for investors who have investments in the Acquired Fund through the brokerage firm’s account with the Fund. The purchase price of shares of the Acquired Funds is based on the NAV next determined after the order is received, subject to the order being accepted by the Acquired Funds in good form. Net asset value is normally determined at 4:00 p.m. Eastern time.	supermarket, investment adviser, financial planner or consultant, broker, dealer or other investment professional and their agents) authorized by the Acquiring Fund to receive purchase orders. Financial intermediaries may provide varying arrangements for their clients to purchase and redeem shares, which may include transaction fees on purchases of shares and other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the transfer agent.
Redeeming (Selling) Shares	You will be entitled to redeem all or any portion of the shares credited to your accounts by: ● Submitting a written request ● Telephone redemption. ● Bank wire redemption

You may redeem shares of the Acquiring Fund at a price equal to the NAV next determined after the transfer agent and/or authorized agent receives your redemption request in proper form. The Acquiring Fund’s shares are redeemable on any business day the New York Stock Exchange (“NYSE”) is open for business. If you purchased your shares through a financial intermediary, your redemption order must be placed through your financial intermediary. The Acquiring Fund will be deemed to have received a redemption order when a financial intermediary (or its authorized agent) receives the order. The financial intermediary must receive your redemption order prior to 4:00 p.m. (Eastern Time) on a business day for the redemption to be processed at the current day’s NAV. Orders received at or after 4:00 p.m. (Eastern Time) on a business day or on a day when the Acquiring Fund does not value its shares

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	Acquired Fund	Acquiring Fund

will be transacted at the next business day’s NAV.

Shareholders who purchased shares directly from the Acquiring Fund may make a redemption request by mail or telephone and may receive their redemption proceeds by check or wire.

Automatic Investment Plan	The Acquired Fund allows investors to establish an automatic investment plan which enables shareholders to make regular monthly or quarterly investments in Investor Class shares or Institutional Class shares through automatic charges to shareholders’ checking account. Automatic investment amounts are specified by the shareholder.

The Acquiring Fund allows investors to invest a specific amount of money into their account automatically on or about the 1st and/or the 15th day of each month by enrolling in the Automatic Investment Plan. Automatic investments must be at least $100.

Exchanges

The Acquired Fund allows you to exchange your Fund shares for shares of the same Class of another fund within the Trust advised by FMI. You may make exchanges only between identically registered accounts (name(s), address, and TIN). All exchanges also are subject to the eligibility requirements of the Acquired Fund into which you are exchanging. Currently there are no other funds within the Trust managed by FMI.

The Acquiring Fund allow shareholders to exchange shares of the Acquiring Fund into shares of another fund managed by FMI. Exchanges may only be made between the same share classes.
Small Accounts	The Acquired Fund reserves the right to liquidate a shareholder’s account if, as a result of redemptions or transfers (but not required IRA distributions), the account’s balance falls below the minimum initial investment required for your type of account. The Acquired Fund will notify you if your account falls below the required minimum. If your account is not increased to the required level after a thirty (30) day	The Acquiring Fund may redeem all of the shares held in your account if your balance falls below the Acquiring Fund’s minimum initial investment for the class of shares you own. The Acquiring Fund will notify you in writing and request that you increase your balance above the minimum initial investment amount within 30 days of the date of the notice. Such automatic redemption will not apply to current Acquired Fund shareholders receiving
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	Acquired Fund	Acquiring Fund
	cure period then the Acquired Fund may, at its discretion, liquidate the account.	Acquiring Fund shares in the Reorganization.
Payment of Redemption Proceeds	Redemption proceeds are normally paid in cash within seven days after the tender of shares.

Redemption proceeds will normally be sent on or before the fifth business day following the redemption request, regardless of whether you request payment by check or wire transfer. Proceeds of a wire redemption request normally will be sent on the business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the SEC, the Acquiring Fund may suspend redemptions or postpone payment dates.

When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase.

Redemptions In-Kind

The Acquired Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” While the Acquired Fund does not intend, under normal circumstances, to redeem its shares by payment in kind, it is possible that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Acquired Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in

Not applicable to the Acquiring Fund
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	Acquired Fund	Acquiring Fund
Redemptions In-Kind	readily marketable portfolio securities of the Acquired Fund.
Dividends and Distributions	The Acquired Fund distributes substantially all of its net investment income and net capital gains annually.	The Acquiring Fund expects to distribute substantially all of its net investment income and net realized capital gains, if any, at least annually.
Frequent Trading	The Acquired Fund is not intended for or suitable for market timers, and market timers are discouraged from becoming investors. The ability of new shareholders to establish an account, or for existing shareholders to add to their accounts is subject to modification or limitation if the Acquired Fund determines, in its sole opinion, that the shareholder or potential shareholder has engaged in frequent purchases or redemptions that may be indicative of market timing or otherwise disruptive trading which can have harmful effects for other shareholders.

The Acquiring Fund has been designed as a long-term investment and not as a frequent or short-term trading (“market timing”) option. The Acquiring Fund discourages frequent purchases, exchanges, and redemptions of Fund shares. The Acquiring Fund intends to reject any purchase or exchange request that is believed to be market timing or potentially disruptive in nature. The Acquiring Fund may also modify any terms or conditions with respect to the purchase of Fund shares or withdraw all or any part of the offering made by this Prospectus. The Acquiring Fund’s policies and procedures to discourage market timing will apply uniformly in all cases.

The Acquiring Fund relies on intermediaries to help enforce its market timing policies. The Fund reserves the right to reject any order placed from an omnibus account.

Net Asset Value Per Share (“NAV”)	The price at which you purchase or redeem shares is based on the next calculation of NAV after an order is received in good form. An order is considered to be in good form if it includes a complete application and payment in full of the purchase amount. A share class’ net asset value is calculated by dividing the value of a share class’ total assets, less liabilities (including shares class expenses, which are accrued daily),

The price you pay for your shares is based on the NAV of the share class you are purchasing (Investor Class or Institutional Class shares). The NAV is calculated as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), on each day the NYSE is open for business. The NAV for each share Class is calculated by dividing the sum of the value of the securities held by the Class plus cash or other assets minus all liabilities (including estimated

23

	Acquired Fund	Acquiring Fund
by the total number of outstanding shares of each share class. The net asset value per share class is normally determined at the time regular trading closes on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Acquired Fund does not calculate share class’ net asset value on business holidays when the NYSE is closed.

accrued expenses) by the total number of shares outstanding of the Class, rounded to the nearest cent. The price at which a purchase or redemption of Acquiring Fund shares is effected is based on the next calculation of NAV after the order is received in proper form. The Acquiring Fund’s NAV will fluctuate with the value of the securities it holds.

Fair Valuation

The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of the Acquired Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Acquired Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using the Acquired Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii)

The Acquiring Fund’s securities generally are valued at the closing sales price based on the prices provided by an independent pricing service. Securities are valued at fair value when market quotations are not readily available or are considered unreliable, when the Acquiring Fund’s pricing service does not provide a valuation (or provides a valuation that, in the judgment of FMFT does not represent the security’s fair value), or when the value of foreign securities is materially affected by events occurring before the Acquiring Fund’s pricing time but after the close of the primary markets or exchanges on which such securities are traded.

When fair value pricing is employed, the prices used by the Acquiring Fund to calculate its NAV may differ from quoted or published prices for the same securities.

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Acquired Fund	Acquiring Fund

trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange.

Pursuant to policies adopted by the Trustees, FMI is responsible for notifying the Board of Trustees (or the Trust’s Fair Value Committee (“Fair Value Committee”)) when it believes that fair value pricing is required for a particular security. The Acquired Fund’s policies regarding fair value pricing are intended to result in a calculation of the Acquired Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using the Acquired Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using the Acquired Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using the Acquired Fund’s normal pricing procedures. The performance of the Acquired Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Acquired Fund’s normal pricing procedures. The Trustees monitor and evaluate

25

Acquired Fund	Acquiring Fund
the Acquired Fund’s use of fair value pricing.

G.       Key Information about the Reorganization

The following is a summary of key information concerning the Reorganization. Keep in mind that more detailed information appears in the Reorganization Agreement, the form of which is attached to this Proxy Statement as Appendix A.

1.      Agreement and Plan of Reorganization

At the Special Meeting, the shareholders of the Acquired Fund will be asked to approve a Reorganization Agreement to reorganize the Acquired Fund into the Acquiring Fund. Under the Reorganization Agreement, shareholders of the Acquired Fund would receive a number of full and fractional Investor Class Shares and Institutional Class Shares of the Acquiring Fund having an aggregate NAV at the time of the Reorganization equal to the aggregate NAV of the shareholder’s Investor Class Shares and Institutional Class Shares, respectively, in the Acquired Fund. The Acquiring Fund is a newly organized fund that will commence operations upon the closing of the Reorganization. If the Reorganization Agreement is approved by the shareholders of the Acquired Fund and the Reorganization is completed, the Acquired Fund will transfer all of its assets to the Acquiring Fund in exchange for (i) a number of full and fractional shares of each class of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of the corresponding class of shares of the Acquired Fund as of the close of business on the closing day of the Reorganization (the “Closing”) and (ii) the assumption by the Acquiring Fund of all of the Acquired Fund’s liabilities. Immediately thereafter, the Acquired Fund will distribute each class of the Acquiring Fund shares received in the exchange pro rata to its shareholders holding the corresponding class of the Acquired Fund’s shares by instructing FMFT’s transfer agent to establish accounts in the Acquiring Fund’s share records in the names of those shareholders and transferring those Acquiring Fund shares to those accounts in complete liquidation of the Acquired Fund. The expenses associated with the Reorganization will not be borne by the Acquired Fund or the Acquiring Fund. Certificates evidencing Acquiring Fund shares will not be issued to the Acquired Fund’s shareholders.

The holding period for the Acquired Fund’s shares will carry over to the Acquiring Fund shares received by shareholders in the Reorganization for purposes of determining the application of any applicable redemption or exchange fees. Upon completion of the Reorganization, each shareholder of the Acquired Fund will own a number of full and fractional Investor Class or Institutional Shares of the Acquiring Fund equal in aggregate net asset value at the time of the Reorganization to the aggregate NAV of such shareholder’s Investor Class or Institutional Class Shares, as the case may be, in the Acquired Fund.

Until the Closing, shareholders of the Acquired Fund can continue to redeem their shares at the NAV next determined after receipt by the Acquired Fund’s transfer agent of a redemption request in proper form. Redemption and purchase requests received by the transfer agent after the Closing

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will be treated as requests received for the redemption or purchase of shares of the Acquiring Fund received by the shareholder in connection with the Reorganization. After the Reorganization, all of the issued and outstanding shares of the Acquired Fund will be canceled on the books of the Acquired Fund and the transfer books of the Acquired Fund will be permanently closed. If the Reorganization is completed, shareholders will be free to redeem the shares of the Acquiring Fund that they receive in the transaction at their then-current NAV. Shareholders of the Acquired Fund may wish to consult their tax advisers as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares for shares of the Acquiring Fund in the Reorganization.

The Reorganization is subject to a number of conditions, including, without limitation, the approval of the Reorganization Agreement by the shareholders of the Acquired Fund and the receipt of a legal opinion from counsel to FMFT with respect to certain tax issues. Assuming satisfaction of the conditions in the Reorganization Agreement, the Reorganization is expected to be effective on October 28, 2021, or such other date agreed to by the Trust and FMFT.

FMI has agreed to pay costs relating to the proposed Reorganization, including the costs relating to the Special Meeting and preparing and filing the registration statement that includes this Proxy Statement, except if and to the extent that payment of those costs would result in either the Acquired Fund or Acquiring Fund failing to qualify as a “regulated investment company.” FMI will also incur the costs associated with the solicitation of proxies, including the cost of copying, printing and mailing proxy materials. The Reorganization Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund, notwithstanding approval of the Reorganization Agreement by the Acquired Fund’s shareholders, provided that no amendment after receiving shareholder approval may have the effect of changing the Reorganization Agreement to the detriment of such shareholders without their further approval. In addition, the Reorganization Agreement may be terminated at any time prior to the Closing by the Board or the FMFT Board if, among other reasons, the Board or the FMFT Board determines that the Reorganization is not in the best interests of its shareholders.

The foregoing summary of the Reorganization Agreement is qualified in its entirety by the terms and provisions of the Reorganization Agreement, the form of which is attached to this Proxy Statement in Appendix A.

2.       Description of the Acquiring Fund’s Shares

The Acquiring Fund’s shares issued to the shareholders of the Acquired Fund pursuant to the Reorganization will be duly authorized, validly issued, fully paid and non-assessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. The Acquiring Fund’s shares will be sold and redeemed based upon the NAV per share of the relevant class of the Acquiring Fund next determined after receipt of the purchase or redemption request, as described in the Acquiring Fund’s Prospectus. The chart below indicates which Acquiring Fund share class you will receive in the Reorganization, depending on which Acquired Fund share class you currently own:

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Acquired Fund	Acquiring Fund
Investor Class Shares	Investor Class Shares
Institutional Class Shares	Institutional Class Shares

3.       Board Considerations Relating to the Proposed Reorganization

At a meeting held on July 27, 2021, the Board of the Trust reviewed a proposal from FMI regarding the potential reorganization of the Acquired Fund into a newly-created series of FMFT. FMI, the Acquired Fund’s investment adviser, recommended that the Board of the Trust approve the Reorganization. At its meeting, the Board evaluated materials regarding the Acquired Fund and the corresponding Acquiring Fund. They considered and discussed a draft of the Reorganization Agreement contained in the materials.

The Board reviewed the responses to the questionnaire provided by FMI and FMFT regarding the proposed Reorganization and the expenses and service providers for the Acquiring Fund. The Board noted that FMI, the investment adviser for the Acquired Fund, currently serves as the sub-adviser for the other series of FMFT and Alexander Morris, one of the portfolio managers to the Acquired Fund, serves as an interested trustee on the FMFT Board of Trustees. The Board considered FMI’s desire to bring the Acquired Fund within the structure of FMFT so that FMI will be better positioned to grow fund assets and have more flexibility to launch new products. The Board also noted that FMI believes the Acquired Fund and its shareholders will benefit from reorganizing into FMFT by potentially experiencing economies of scale from becoming part of a larger fund complex. In addition, FMI believes reorganizing into FMFT may provide the Acquired Fund with enhanced distribution opportunities that may provide the potential to increase the Acquired Fund’s assets in the future, which could potentially add size and scale and result in decreased operating expenses over the long term.

The Board reviewed the expected total operating expense ratio for the Acquiring Fund, noting that the total annual operating expenses of the Acquiring Fund before waivers are expected to be 0.22% and 0.13% lower than the current expenses of the Acquired Fund before waivers for the Institutional and Investor Class shares, respectively. The Board also noted that, for at least two years from the date of the Reorganization, FMI has agreed to an expense cap for the Acquiring Fund that will have the same economic effect as FMI’s current expense limitation agreement with the Acquired Fund. The Board noted that the Acquiring Fund would have the same investment objective and investment strategies as the Acquired Fund following the close of the Reorganization.

In approving the Reorganization, the Trustees, including the Independent Trustees (with the advice and assistance of independent counsel) also considered, among other things:

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●

the expectation that the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code and that the Acquired Fund and the shareholders generally will not recognize gain or loss for U.S. federal income tax purposes in the Reorganization;

●	that the investment objectives and strategies of the Acquired Fund and the Acquiring Fund are the same;

●	that the investment risks of the Acquired Fund are substantially similar to those of the Acquiring Fund;

●	that the investment adviser and portfolio managers of the Acquired Fund will continue as investment adviser and portfolio managers of the Acquiring Fund;

●	that the Advisory fees to be paid to FMI under the Acquiring Fund’s Investment Advisory Agreement would be the same as those paid to FMI under the Acquired Fund’s Investment Advisory Agreement;

●	that the total annual operating expenses of the Acquiring Fund before waivers are expected to be 0.22% and 0.13% lower than the current expenses of the Acquired Fund before waivers for the Institutional and Investor Class shares, respectively;

●	that FMI has agreed, for at least two years from the date of the Reorganization, to enter into an expense limitation agreement with the Acquiring Fund that will have the same economic effect as FMI’s current expense limitation agreement with the corresponding Acquired Fund;

●	that FMI would have the ability to recoup previously waived fees and expense reimbursements from the Acquiring Fund after the Reorganization, subject to limitations;

●	the qualifications and experience of the Acquiring Fund’s service providers;

●	that the Reorganization would not result in the dilution of the Acquired Fund shareholders’ interests;

●	that the Acquired Fund and its shareholders would not bear the costs of the proposed Reorganization;

●	that the proposed Reorganization will be submitted to the shareholders of the Acquired Fund for their approval;

●	that shareholders of the Acquired Fund who do not wish to become shareholders of the Acquiring Fund may redeem their Acquired Fund shares before the Reorganization;

●	the determination of the Adviser to manage all its mutual funds under a proprietary trust; and
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●	that the Reorganization was recommended by FMI, the Acquired Fund’s current adviser, which believes that a transition of the Acquired Fund to a new trust could benefit the Acquired Fund and its shareholders.

The Board also considered that FMI has an interest in recommending the Reorganization to the Board. If shareholders of the Acquired Fund approve the Reorganization, FMI will continue as investment adviser and receive fees for its services to the Acquiring Fund.

After consideration of these and other factors it deemed appropriate, the Board determined that the Reorganization, as proposed, (i) is in the best interests of the Acquired Fund’s shareholders, and (ii) would not dilute the interests of the Acquired Fund’s existing shareholders. The Board, including a majority of the Independent Trustees, unanimously approved the Reorganization, subject to approval by its shareholders. The Board noted that if shareholders of the Acquired Fund do not approve the Reorganization, the Acquired Fund would not be reorganized into the corresponding Acquiring Fund, and that the Board will consider what further actions to take with respect to the Acquired Fund, including potentially maintaining the Acquired Fund’s current status as a series of the Trust.

4.       Federal Income Tax Consequences

For each year of its existence, the Acquired Fund has had in effect an election to be, and the Trust believes the Acquired Fund has qualified for treatment as, a “regulated investment company” under the Code. Accordingly, the Trust believes the Acquired Fund has been, and will continue through the Closing to be, generally relieved of any federal income tax liability on its taxable income and gains it distributes to shareholders in accordance with Subchapter M of the Code.

As a condition to the Closing of the Reorganization, the Trust will receive an opinion of counsel with respect to that Reorganization substantially to the effect that for federal income tax purposes:

●	The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

●	No gain or loss will be recognized by the Acquired Fund upon the transfer of all its assets to the Acquiring Fund solely in exchange for the Acquiring Fund’s shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund, or upon the distribution of the Acquiring Fund’s shares to the shareholders of the Acquired Fund, except for (i) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (ii) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (iii) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

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●

The tax basis in the hands of the Acquiring Fund of each asset transferred from the Acquired Fund to the Acquiring Fund in the Reorganization will be the same as the tax basis of such asset in the hands of the Acquired Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund on the transfer;

●	The holding period in the hands of the Acquiring Fund of each asset transferred from the Acquired Fund to the Acquiring Fund in the Reorganization, other than assets with respect to which gain or loss is required to be recognized, will include the Acquired Fund’s holding period for such asset (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);

●	No gain or loss will be recognized by the Acquiring Fund upon its receipt of all the assets of the Acquired Fund solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund as part of the Reorganization;

●	No gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of their Acquired Fund shares for Acquiring Fund shares as part of the Reorganization;

●	The aggregate tax basis of the shares of the Acquiring Fund that each shareholder of the Acquired Fund receives in the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

●	The Acquired Fund shareholder’s holding period for the Acquiring Fund shares received in the Reorganization will include the Acquired Fund shareholder’s holding period for the Acquired Fund shares exchanged therefor, provided that the Acquired Fund shareholder held such Acquired Fund shares as capital assets on the date of the exchange; and

●	The taxable year of the Acquired Fund will not end as a result of the Reorganization.

In rendering the opinion, counsel will rely upon, among other things, certain facts and assumptions and certain representations of the Trust, FMFT, the Acquired Fund and the Acquiring Fund. The condition that the parties to the Reorganization receive such an opinion may not be waived.

No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

Although the Trust is not aware of any adverse state income tax consequences, the Trust has not made any investigation as to those consequences for the shareholders. Because each shareholder may have unique tax issues, shareholders should consult their own tax advisors.

5.       Comparison of Forms of Organization and Shareholder Rights

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Set forth below is a summary of the material similarities and differences in the rights of shareholders of the Acquired Fund versus the rights of shareholders of the Acquiring Fund, which does not purport to be a complete description of the rights. These rights may be determined in full by reference to the governing documents and applicable state law of the Acquired Fund and the Acquiring Fund.

Form of Organization. The Trust is a Delaware statutory trust and FMFT is an Ohio business trust. Each trust is governed by its respective Agreement and Declaration of Trust, By-Laws, and Board of Trustees. The operations of the Trust and FMFT are also governed by applicable state and federal law. As a result, there are some differences between the rights of shareholders under the governing state laws of the Trust and FMFT, some of which are discussed below.

Shares. The Trust and FMFT are each authorized to issue an unlimited number of shares of beneficial interest.

Shareholder Meetings. Under the governing documents for the Acquired Fund, a special meeting of the shareholders may be called by the Board of Trustees, Chairman of the Board, or the President of the Trust for any lawful purpose or by shareholders of Trust or any Series holding at least one-third of the outstanding shares of the Acquired Fund, and shareholders must be given not less than 15 nor more than 90 days’ notice of any shareholder meeting. Under the governing documents for the Acquiring Fund, a special meeting of the shareholders may be called by shareholders holding at least 25% of the then outstanding shares of FMFT, and shareholders must be given not less than 7 days’ notice of any shareholder meeting. The Acquired Fund requires a quorum of 33 1/3 % of outstanding shares and the Acquiring Fund requires a quorum of a majority of outstanding shares.

Shareholder Liability. Under both Delaware and Ohio law, trustees, and shareholders of a statutory (or business) trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the fund or the fund’s investment advisor was unable to meet its obligations. Under the Trust’s Declaration of Trust, any shareholder or former shareholder of the Acquired Fund shall not be held to be personally liable for any obligation or liability solely by reason of being or having been a shareholder and shall be entitled to be held harmless from and indemnified out of the assets of the Trust or the applicable series against all loss and expenses arising from such claim provided however, that there shall be no liability or obligation of the Trust to reimburse any shareholder for taxes paid by reason of such shareholder’s ownership of shares. FMFT’s Declaration of Trust disclaims shareholder liability for the claims, credits, or contracts of FMFT or any of its series and provides indemnification for all losses and expenses of any shareholder held liable for the obligations of the Acquiring Fund.

Series Liability. Under Ohio law, the liabilities of an Ohio business trust shall extend to the whole of the trust estate held by such trustee or trustees.  Under Delaware law, if  the governing

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instrument of a Delaware statutory trust which is a registered investment company under the 1940 Act creates one (1) or more series, and if separate and distinct records are maintained for any such series and the assets associated with any such series are held in such separate and distinct records (directly or indirectly, including through a nominee or otherwise) and accounted for in such separate and distinct records separately from the other assets of the statutory trust, or any other series thereof, and if the governing instrument so provides, and notice of the limitation on liabilities of a series as referenced in this sentence is set forth in the certificate of trust of the statutory trust, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular series shall be enforceable against the assets of such series only, and not against the assets of the statutory trust generally or any other series thereof, and, unless otherwise provided in the governing instrument, none of the debts, liabilities, obligations and expenses incurred, contracted for otherwise existing with respect to the statutory trust generally or any other series thereof shall be enforceable against the assets of such series.

Board of Trustees. The Acquired Fund is the sole series of the Trust and governed by its Board, consisting of one Interested Trustee and three Independent Trustees. FMFT is a series trust that currently consists of three funds and is governed by its Board, consisting of one Interested Trustee and three Independent Trustees. The composition of the Board of Trustees of the Acquired Fund is different from that of the Acquiring Fund.

 Shareholder Voting Rights, Quorum, Required Vote and Action by Written Consent. Pursuant to the Trust’s Declaration of Trust, shareholders of the Trust have the power to vote only for the following: (a) the election of Trustees, including the filling of any vacancies in the Board of Trustees; (b) with respect to such additional matters relating to the Trust as may be required by the Trust’s Declaration of Trust, the By-Laws, the 1940 Act or any registration statement of the Trust filed with the SEC; and (c) such other matters as the Board of Trustees may consider necessary or desirable.

Except when a larger quorum is required by applicable law, the Trust’s Declaration of Trust or the By-Laws, thirty-three and one-third percent (33-1/3%) of the shares present in person or represented by proxy and entitled to vote at a shareholder meeting shall constitute a quorum at such meeting. When a separate vote by one or more series or classes is required, thirty-three and one-third percent (33-1/3%) of the shares of each such series or class present in person (or via a virtual meeting, if applicable) or represented by proxy and entitled to vote shall constitute a quorum at a shareholder meeting of such series or class. Any lesser number shall be sufficient for adjournments.

Pursuant to the FMFT Declaration of Trust, shareholders have the power to vote only for the following (each to the extent and as provided by the FMFT Declaration of Trust): (i) for the election and removal of Trustees, (ii) with respect to any contract with a contracting party as to which shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust or any series; (iv) with respect to any amendment of the Declaration of Trust; (v) to the same extent as the stockholders of an Ohio business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, and (vi) with respect to such

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additional matters relating to the Trust as may be required by the 1940 Act, or as the Trustees may consider necessary or desirable.

The presence in person or by proxy of a majority of the holders of shares of FMFT entitled to vote shall be a quorum for the transaction of business at a shareholder meeting and the vote of a majority of shares present shall be sufficient for adjournments. A majority shareholder vote at a meeting at which a quorum is present shall decide any question, except when a different vote is required or permitted by any provision of the 1940 Act or other applicable law or by the FMFT Declaration of Trust or FMFT’s By-Laws, or when the Trustees shall in their discretion require a larger vote or the vote of a majority or larger fraction of the shares of one or more particular series.

All shares of the Acquired Fund and the Acquiring Fund entitled to vote on a matter shall vote on the matter, separately by series and, if applicable, by class, subject to: (a) where the 1940 Act requires all shares of the Trust to be voted in the aggregate without differentiation between the separate series or classes, then all of the Trust’s shares shall vote in the aggregate; and (b) if any matter affects only the interests of some but not all Series or classes, then only the Shareholders of such affected Series or classes shall be entitled to vote on the matter. A shareholder of record of each share shall be entitled to one vote for each full share, and a fractional vote for each fractional share. There shall be no cumulative voting in the election of Trustees or on any other matter. Shareholders may take any action as to the Trust or any series or class without a meeting if a consent in writing setting forth the action to be taken is signed by the holders of shares having not less than the minimum number of votes that would be necessary to authorize or take that action at a meeting at which all shares entitled to vote on that action were present and voted.

Shareholder Meetings. Neither the Acquired Fund nor the Acquiring Fund is required to hold annual shareholders’ meetings under the Delaware Statutory Trust Act, the Ohio Revised Code, or its respective governing instruments unless required by applicable federal law.

Trustee Liability. Both the Trust and FMFT indemnify trustees against all liabilities and expenses incurred by reason of being a trustee to the fullest extent permitted by law, except that the Trust and FMFT do not provide indemnification for liabilities due to a trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of such trustee’s duties.

Amendments to Declaration of Trust. Both the Trust and FMFT may amend the Declaration of Trust at any time by an instrument in writing signed by a majority of the Board of Trustees and, if required, by approval of such amendment by shareholders. The FMFT Board may amend the FMFT Declaration of Trust so long as such amendment does not adversely affect the rights of any shareholder with respect to which such amendment is or purports to be applicable and so long as such amendment is not in contravention of applicable law, including the 1940 Act.

6.       Fiscal Year End

The fiscal year end for the Acquired Fund and the Acquiring Fund is June 30.

7.       Capitalization

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The following table shows, as of June 30, 2021, (1) the unaudited capitalization of the Acquired Fund, and (2) the pro forma capitalization of the Acquiring Fund, giving effect to the proposed Reorganization as of that date:

(unaudited)	Acquired Fund	Acquiring Fund
Net Assets
Investor Class Shares	$13,643,204
Institutional Class Shares	$75,757,198
Total	$89,400,402

Shares Outstanding
Investor Class Shares	683,693
Institutional Class Shares	3,769,201
Total	4,452,894

Net Asset Value per Share
Investor Class Shares	$19.96
Institutional Class Shares	$20.10

H.       Additional Information about the Funds

Performance Summary for the Acquired Fund

The following past performance information for the Acquired Fund is set forth below, including: (1) a bar chart showing changes in the Acquired Fund’s performance for Institutional Class Shares from year to year for the calendar years since the Acquired Fund’s inception, and (2) a table detailing how the average annual total returns of the Acquired Fund, both before and after taxes, compare to those of broad-based market indices. The after-tax returns are shown for Institutional Class Shares only and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns for classes other than Institutional Class Shares will vary from returns shown for Institutional Class Shares. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Acquired Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Acquired Fund’s past performance, before and after taxes, is not necessarily an indication of how the Acquired Fund will perform in the future. If the Reorganization is approved, the Acquiring Fund will assume the performance history of its corresponding Acquired Fund.

The bar chart and table below provide some indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year for Institutional Class Shares and by showing how the average annual total returns of the Acquired Fund compare with the average annual total returns of broad-based market indices. Updated performance information is available at no cost by calling 1-888-553-4233 or on the website.

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Calendar-Year Total Return (before taxes) for Institutional Class Shares of the Acquired Fund

year	rate
2017	25.81%
2018	1.47%
2019	30.16%
2020	42.64%

The year-to-date return for Institutional Class Shares as of June 30, 2021 was 14.20%.

Institutional Class Shares
Highest Calendar Quarter Return	30.29%	June 30, 2020
Lowest Calendar Quarter Return	-16.92%	December 31, 2018

Average Annual Total Returns (for periods ended December 31, 2020)	1 Year	Since Inception (10/03/2016)
Institutional Class Shares - Return Before Taxes	42.64%	23.14%
Institutional Class Shares - Return After Taxes on Distributions*	37.75%	20.30%
Institutional Class Shares - Return After Taxes on Distributions and Sale of Fund Shares*	28.32%	18.08%
Investor Class Shares - Return Before Taxes	42.23%	22.86%
S&P 500® Index** (Reflects No Deductions for Fees, Expenses or Taxes)	18.40%	16.15%
Russell 1000® Index*** (Reflects No Deductions for Fees, Expenses or Taxes)	20.96%	16.58%
*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class Shares only and after-tax returns for Investor Class Shares will vary from the returns shown for Institutional Class Shares.
**	The S&P 500® Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the large-cap U.S. equity market. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.
***	The Russell 1000® Index measures the performance of the top 1000 companies in the United States based on their market capitalization and current index membership. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.
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Portfolio Turnover

The Acquired Fund and the Acquiring Fund each pay transaction costs, such as commissions, when buying and selling securities (or “turning over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the June 30, 2020 fiscal year, the portfolio turnover rate for the Acquired Fund was 139% of the average value of its portfolio.

2.	Trustees and Service Providers for the Acquired Fund and Acquiring Fund

The Trust and FMFT are operated by their respective board of trustees and officers appointed by each board. The Reorganization will, therefore, result in a change in the board of trustees.

Trustees of the Trust

The Board of Trustees of the Trust has four trustees, three of whom are not “interested persons of the trust” as that term is defined under the 1940 Act (“Interested Trustee”). The following individuals comprise the Board: Kelley J. Brennan, Steven D. Poppen, Tobias Caldwell, each an Independent Trustee, and Randall K. Linscott, an Interested Trustee.

Trustees of FMFT

The Board of Trustees of FMFT has four trustees, three of whom are not “interested persons of the trust” as that term is defined under the 1940 Act. The following individuals comprise the Board: Debra L. McGinty-Poteet, E. Keith Wirtz and John R. Hildebrand, each an Independent Trustee, and Alexander R. Morris, an Interested Trustee.

Service Providers

The following chart describes the service providers to the Trust and FMFT:

	Acquired Fund	Acquiring Fund
Administrator	M3Sixty Administration, LLC 4300 Shawnee Mission Pkwy, Suite 100 Fairway, Kansas 66205	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246
Distributor	Matrix 360 Distributors, LLC 4300 Shawnee Mission Pkwy, Suite 100 Fairway, Kansas 66205	Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246
Transfer Agent	M3Sixty Administration, LLC 4300 Shawnee Mission Pkwy, Suite 100 Fairway, Kansas 66205	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246
Independent Registered Public Accounting Firm	BBD, LLP 1835 Market Street, 3rd Floor Philadelphia, Philadelphia 19103	Cohen & Company, Ltd. 342 North Water Street, Suite 830 Milwaukee, Wisconsin 53202
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Custodian	MUFG Union Bank®, N.A. 350 California Street, Suite 2018 San Francisco, California 94104	US Bank, NA 425 Walnut Street Cincinnati, Ohio 45202
Legal Counsel	Strauss Troy Co., LPA 150 E. 4th Street Cincinnati, Ohio 45202	Sullivan & Worcester LLP 1666 K Street NW Washington, D.C. 20006

The Board unanimously recommends that shareholderS of the Acquired Fund vote FOR the approval of the Reorganization.

III.	Voting Information

A.	General Information

How to Vote

This Proxy Statement is being provided in connection with the solicitation of proxies by the Board to solicit your vote at a special meeting of shareholders of the Acquired Fund. The Special Meeting will be held at the offices of Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Cincinnati, Ohio 45246 on October 18, 2021, at 10:00 a.m. Eastern Time. As we are concerned about your health and safety during the current coronavirus (COVID-19) pandemic, we intend to monitor the recommendations of public health officials and governmental restrictions as the situation continues to evolve. If we decide to hold the Special Meeting at a different time or in a different location, we will make an announcement in the manner discussed in these materials.

You may vote in one of the following ways:

●	in person at the Special Meeting;

●	complete and sign the enclosed proxy card and mail it to us in the prepaid return envelope (if mailed in the United States);

●	vote on the Internet at the website address listed on your proxy card;

●	call the toll-free number listed on your proxy card to reach an automated touchtone voting line; or

●	call the toll-free number listed on your proxy card to speak with a live operator Monday through Friday 9:00 a.m. to 7:00 p.m. Eastern time.

You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit a subsequent later dated proxy or a written notice of revocation to the Acquired Fund. You may also give written notice of revocation in person at the Special Meeting. All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy, or, if no specification is made, FOR each proposal.

Quorum

Only shareholders of record on August 17, 2021 (the “Record Date”), are entitled to receive notice of and to vote at the Special Meeting or at any adjournment thereof. Each whole share of the Acquired Fund held as of the Record Date is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. The presence in person or by proxy of shareholders

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owning thirty-three and one-third percent (33-1/3%) of the outstanding shares of the Acquired Fund that are entitled to vote will be considered a quorum for the transaction of business with respect to the Acquired Fund. Any lesser number shall be sufficient for adjournments.

Vote Required

Approval of each proposal will require the affirmative vote of a majority of the outstanding shares of the Acquired Fund entitled to vote at the Special Meeting. For this purpose, the term “vote of a majority of the outstanding shares entitled to vote” means the vote of the lesser of (1) 67% or more of the voting securities present at the Special Meeting, if more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Acquired Fund.

If the shareholders of the Acquired Fund do not approve the Reorganization, then the Reorganization will not be implemented and the Acquired Fund will continue to operate within the Trust. In such case, the Board will take such further action as it deems to be in the best interests of the Acquired Fund, including potentially maintaining the Acquired Fund’s current status as a series of the Trust.

Adjournments

If a quorum of shareholders of the Acquired Fund is not present at the Special Meeting, or if a quorum is present but sufficient votes to approve the proposal described in this Proxy Statement are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Special Meeting of the Acquired Fund to permit further solicitation of proxies. Any business that might have been transacted at the Special Meeting with respect to the Acquired Fund may be transacted at any such adjourned session(s) at which a quorum is present. The Special Meeting with respect to the Acquired Fund may be adjourned from time to time by a majority of the votes of the Acquired Fund properly cast upon the question of adjourning the Special Meeting of the Acquired Fund to another date and time, whether or not a quorum is present, and the Special Meeting of the Acquired Fund may be held as adjourned without further notice. The persons designated as proxies may use their discretionary authority to vote on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the SEC’s proxy rules, including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

Effect of Abstentions and Broker “Non-Votes”

All proxies voted, including abstentions, will be counted toward establishing a quorum. Broker-dealer firms holding shares of the Acquired Fund in “street name” for the benefit of their customers and clients will request instructions of such clients on how to vote their shares before the Special Meeting. Under the rules of the NYSE, such broker-dealer firms may for certain “routine” matters, without instructions from their customers and clients, grant discretionary authority to the proxies designated by the Board to vote if no instructions have been received prior to the date specified in the broker-dealer firm’s request for voting instructions. However, because the proposal is not a “routine” matter, if you do not give instructions to your broker, your broker will not be able to vote your shares with respect to the proposed Reorganization. We urge you to provide instructions to your broker or nominee so that your votes may be counted.

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Assuming the presence of a quorum, abstentions will have the effect of votes against a proposal. Abstentions will have no effect on the outcome of a vote on adjournment.

B.	Method and Cost of Solicitation

This Proxy Statement is being sent to you in connection with the solicitation of proxies by the Board for use at the Special Meeting. The close of business on August 17, 2021, is the Record Date for determining the shareholders of the Acquired Fund entitled to receive notice of the Special Meeting and to vote, and for determining the number of shares that may be voted, with respect to the Special Meeting or any adjournment thereof. The Trust expects that the solicitation of proxies will be primarily by mail and telephone. FMI has retained AST Fund Solutions to provide proxy services, at an anticipated cost of approximately $[ ]. FMI will bear the costs of the Special Meeting, including legal costs, the costs of retaining AST Fund Solutions, and other expenses incurred in connection with the solicitation of proxies.

C.	Right to Revoke Proxy

Any shareholder giving a proxy may revoke it before it is exercised at the Special Meeting, either by providing written notice to the Trust, by submission of a later-dated, duly executed proxy or by voting in person (or via a virtual meeting, if applicable) at the Special Meeting. A prior proxy can also be revoked by proxy voting again through the toll-free number listed in the enclosed Voting Instructions. If not so revoked, the votes will be cast at the Special Meeting, and any postponements or adjournments thereof. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

D.	Voting Securities and Principal Holders

Shareholders of the Acquired Fund at the close of business on August 17, 2021, the Record Date will be entitled to be present and vote at the Special Meeting. Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. As of the Record Date, there were _______ outstanding shares of the Acquired Fund, consisting of _________Investor Class Shares and _________ Institutional Class Shares.

There were no outstanding shares of the Acquiring Fund on the Record Date, as the Acquiring Fund had not yet commenced operations.

A principal shareholder is any person who directly owns (of record) or beneficially owns 5% or more of the outstanding shares of the Acquired Fund. Persons holding more than 25% of the outstanding shares of the Acquired Fund may be deemed to have “control” (as that term is defined in the 1940 Act). Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Acquired Fund.

Principal Shareholders

As of the Record Date, the following persons held of record or beneficially 5% or more of an outstanding class of shares of the Acquired Fund.

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Shareholder Name/Address	Class of Shares	Percentage of Total Outstanding Shares of the Acquired Fund

Control Persons

As of Record Date, the following persons held of record or beneficially 25% or more of the outstanding shares of the Acquired Fund.

Shareholder Name/Address	Class of Shares	Percentage of Total Outstanding Shares of the Acquired Fund

E.	Interest of Certain Persons in the Transaction

FMI may be deemed to have an interest in the Reorganization because it will become the investment adviser to the Acquiring Fund and will receive fees from the Acquiring Fund for its services as investment adviser.

IV.	Miscellaneous Information

A.	Other Business

The Board knows of no other business to be brought before the Special Meeting. If any other matters come before the Special Meeting, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed proxy card.

B.	Next Meeting of Shareholders

The Acquired Fund is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. By observing this policy, the Acquired Fund seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time. If the Reorganization is not completed, the next meeting of the shareholders of the Acquired Fund will be held at such time as the Board may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Trust at its office at a reasonable time before the Trust begins to print and mail its proxy statement, as determined by the Board, to be included in the Acquired Fund’s proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

C.	Legal Matters
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Certain legal matters concerning the issuance of shares of the Acquiring Fund in connection with the Reorganization and the tax consequences of the Reorganization will be passed upon by Sullivan & Worcester, 1666 K Street NW Washington, D.C. 20006.

D.	Independent Registered Public Accounting Firm

The financial statements of the Acquired Fund for the year ended June 30, 2020, contained in the Acquired Fund’s Annual Report to Shareholders, have been audited by BBD, LLP, an independent registered public accounting firm. The Acquiring Fund is newly created and does not yet have a financial history. Cohen & Company, Ltd will serve as the independent registered public accounting firm for the Acquiring Fund.

E.	Information Filed with the SEC

The Trust and FMFT are subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at www.sec.gov.

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APPENDIX A -FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this 27th day of July 2021 by and between F/m Funds Trust, an Ohio business trust, on behalf of its series F/m Investments Large Cap Focused Fund (“Acquiring Fund”), and M3sixty Funds Trust, a Delaware statutory trust, acting on behalf of its series F/m Investments Large Cap Focused Fund (“Target Fund”). F/m Investments LLC, a Delaware limited liability company, joins this Agreement solely for purposes of paragraphs 8.9, 9.2, 9.3, 14, and 15.

WHEREAS, the Acquiring Fund is a series of F/m Funds Trust, an open-end management investment company registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Target Fund is a series of M3Sixty Funds Trust, an open-end management investment company registered pursuant to the 1940 Act;

WHEREAS, the Acquiring Fund is newly organized to hold the assets of the Target Fund;

WHEREAS, the Acquiring Fund has had only nominal assets, if any, and has carried on no business activities prior to the date first shown above and will have had only nominal assets, if any, and will have carried on no business activities prior to the consummation of this transaction described herein;

WHEREAS, Schedule A attached hereto shows the Acquiring Fund and its classes of shares of beneficial interest (no par value) (“Acquiring Fund Shares”) and the Target Fund with its classes of shares of beneficial interest (no par value) (“Target Fund Shares”);

WHEREAS, throughout this Agreement, the term “Acquiring Fund Shares” should be read to include the class of shares of Acquiring Fund and the reference to Acquiring Fund Shares in connection with the Target Fund should be read to include the class of the Acquiring Fund that corresponds to the relevant class of the Target Fund as identified on Schedule A;

WHEREAS, it is intended that, for United States federal income tax purposes (i) the transactions contemplated by this Agreement with respect to the Target Fund and the Acquiring Fund constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and (ii) this Agreement constitutes a plan of reorganization within the meaning of Section 368 of the Code and Treasury Regulations Section 1.368-2(g);

WHEREAS, the reorganization will involve Target Fund changing its identity, form, and place of organization — by converting from a series of M3Sixty Funds Trust to a series of F/m Funds Trust — by (1) transferring all its assets to the Acquiring Fund (which is being established solely for the purpose of acquiring those assets and continuing Target Fund’s business) in exchange solely for voting shares of beneficial interest (“shares”) in Acquiring Fund and Acquiring Fund’s assumption of all of Target Fund’s Liabilities (defined below), (2) distributing those shares pro rata to Target Fund’s shareholders in exchange for their shares therein and in complete liquidation thereof, and (3) terminating Target Fund, all on the terms and conditions set forth herein (all the foregoing transactions being referred to herein collectively as the “Reorganization”).

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WHEREAS, the Target Fund currently owns securities and other investments that are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Board of Trustees of F/m Funds Trust, including a majority of its members who are not “interested persons” (as that term is defined in the 1940 Act) (the “Independent Trustees”), has determined, with respect to the Acquiring Fund, that the acquisition of all of the property and assets of the Target Fund in exchange solely for Acquiring Fund Shares and the assumption of all liabilities of the Target Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

WHEREAS, the Board of Trustees of M3Sixty Funds Trust including a majority of its members who are Independent Trustees, has determined, with respect to the Target Fund, that the sale, assignment, conveyance, transfer, and delivery of all of the property and assets of the Target Fund in exchange solely for Acquiring Fund Shares and the assumption of all liabilities of the Target Fund by the Acquiring Fund is in the best interests of the Target Fund and that the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization; and

WHEREAS, in this Agreement, any references to the Acquiring Fund or Target Fund taking action shall mean and include all necessary actions of F/m Funds Trust or the M3Sixty Funds Trust as applicable, on behalf of the Acquiring Fund or Target Fund, unless the context of this Agreement or the 1940 Act requires otherwise;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.        TRANSFER OF ASSETS OF THE TARGET FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF TARGET FUND LIABILITIES BY THE ACQUIRING FUND AND TERMINATION OF THE TARGET FUND

1.1. Subject to the requisite approval of the Target Fund’s shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, M3Sixty Funds Trust on behalf of the Target Fund, agrees to sell, assign, convey, transfer and deliver all of the Target Fund’s Assets, as defined and set forth in paragraph 1.2, to the Acquiring Fund, and F/m Funds Trust, on behalf of the Acquiring Fund, agrees in exchange therefor: (a) to deliver to the Target Fund the number, determined in accordance with paragraph 2.1, of full and fractional Acquiring Fund Shares of each class equal to the number of full and fractional shares of the corresponding class of Target Fund Shares as of the time and date set forth in paragraph 3.1, and (b) to assume all Liabilities (as defined below) of the Target Fund. Such transactions shall take place on a closing date as provided for in paragraph 3.1 (the “Closing Date”). No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganization.

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1.2. The property and assets of M3Sixty Funds Trust solely attributable to the Target Fund to be sold, assigned, conveyed, transferred and delivered to, and acquired by the F/m Funds Trust, on behalf of the Acquiring Fund, shall consist of all assets and property of every kind and nature of the Target Fund including, without limitation, all rights, receivables (including dividend, interest, and other receivables), cash, cash equivalents, claims (whether absolute or contingent, known or unknown), securities, commodities and futures interests, good will and other intangible property, any deferred or prepaid expenses and all interests, rights, privileges, and powers, that the Target Fund owns at the Valuation Date (as defined in paragraph 2.1) (collectively, “Assets”). F/m Funds Trust, on behalf of the Acquiring Fund, shall assume all of the liabilities and obligations of the Target Fund except for (a) obligations of the Target Fund arising under this Agreement and (b) all expenses that are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) and borne by F/m Investments, LLC pursuant to paragraph 9.2 (collectively, “Liabilities”). The Target Fund will sell, assign, convey, transfer and deliver to F/m Funds Trust, on behalf of the Acquiring Fund, any rights, payments, stock dividends, or other securities received by the Target Fund after the Closing Date as payments, stock dividends or other distributions on or with respect to the Assets transferred, which rights, payments, stock dividends, and other securities shall be deemed included in the property and assets transferred to F/m Funds Trust, on behalf of the Acquiring Fund, at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the Assets of the Target Fund acquired by F/m Funds Trust on behalf of the Acquiring Fund.

1.3. The Target Fund will use its best efforts to discharge all of its known Liabilities that are or will become due prior to the Closing Date.

1.4. Immediately following the actions contemplated by paragraph 1.1, M3Sixty Funds Trust shall take such actions as may be necessary or appropriate to complete the termination of the Target Fund. To complete the termination of the Target Fund, M3Sixty Funds Trust on behalf of the Target Fund, shall (a) on the Closing Date, distribute to the shareholders of record of the Target Fund Shares as of the Closing Date (“Target Fund Shareholders”), on a pro rata basis within the share class, the class of Acquiring Fund Shares received by M3Sixty Funds Trust on behalf of the Target Fund, pursuant to paragraph 1.1, (b) on the Closing Date, cancel the Target Fund Shares and (c) terminate the Target Fund as a series of M3Sixty Funds Trust in accordance with Delaware law. Such distribution and cancellation shall be accomplished, with respect to the Target Fund Shares, by the transfer on the Closing Date of the class of Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares to be so credited to the Target Fund Shareholders shall be equal, on a class-by-class basis, to the aggregate net asset value of the Target Fund Shares owned by Target Fund Shareholders on the Closing Date. All issued and outstanding Target Fund Shares will be cancelled on the books of the Target Fund. The Acquiring Fund shall not issue certificates representing any class of Acquiring Fund Shares in connection with such exchange.

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1.5. Ownership of Acquiring Fund Shares will be shown on the books of the transfer agent of the Acquiring Fund for the credit of the respective accounts of the Target Fund Shareholders as shown in Schedule A.

1.6. Any reporting responsibility of the Target Fund for periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of M3Sixty Funds Trust on behalf of the Target Fund.

2. VALUATION

2.1. The value of the Assets and the amount of the Liabilities shall be determined as of the time for calculation of net asset value as set forth in the then-current prospectus for the Target Fund, on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures established by the Board of Trustees of M3Sixty Funds Trust that conform in valuation methodology in all material respects to those used by the Board of Trustees of F/m Funds Trust. All computations of value and amounts shall be made by (a) M3Sixty Administration, LLC, in its capacity as accounting agent for the Target Fund, or (b) in the case of securities subject to fair valuation, in accordance with the valuation procedures of M3Sixty Funds Trust that conform in valuation methodology in all material respects to those used by F/m Funds Trust. In the case of differences in valuation, the parties shall discuss in good faith to resolve prior to the Closing Date.

3. CLOSING AND CLOSING DATE

3.1. Subject to the terms and conditions set forth herein, the Closing Date shall be October 28, 2021, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the “close of business” on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time or such later time on that date as the Target Fund’s net asset value is calculated in accordance with paragraph 2.1. The Closing shall be held at the offices of Ultimus Fund Solutions, LLC located at 225 Pictoria Drive, Cincinnati, Ohio 45246 or at such other time and/or place as the parties may agree.

3.2. M3Sixty Funds Trust shall direct MUFG Union Bank, N.A. (the “Custodian”) to transfer ownership of the Assets, at the time of the Closing, from the accounts of the Target Fund that the Custodian maintains as custodian for the Target Fund to the accounts of the Acquiring Fund. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to the account of F/m Funds Trust with respect to the Acquiring Fund, the Assets of the Target

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Fund as of the Closing Date by book entry or physical certificate, in accordance with the customary practices of the Custodian and of the securities depository, in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act. The cash to be transferred by the Target Fund shall be delivered by wire transfer of federal funds or by book entry as directed by the Custodian on the Closing Date.

3.3. M3Sixty Funds Trust shall direct M3Sixty Administration, LLC, in its capacity as the transfer agent for the Target Fund (the “Transfer Agent”), to deliver to F/m Funds Trust at the Closing a certificate of an authorized officer stating that it has delivered files containing the name and address of each Target Fund Shareholder and the number and percentage ownership of the outstanding class of Target Fund Shares owned by such shareholder immediately prior to the Closing. The Acquiring Fund shall deliver to the Secretary of M3Sixty Funds Trust on behalf of the Target Fund, a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Target Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Target Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4. At the Closing, the Target Fund and Acquiring Fund shall deliver to the Target Fund or Acquiring Fund, as applicable, such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the Target Fund or Acquiring Fund, as applicable, or its counsel may reasonably request.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Target Fund (an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of either an appropriate officer of M3Sixty Funds Trust or an appropriate officer of F/m Funds Trust, accurate appraisal of the value of the net assets of the Target Fund is impracticable, the Closing Date shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored, or such later dates as may be mutually agreed in writing by an authorized officer of the party.

4. REPRESENTATIONS AND WARRANTIES

4.1. M3Sixty Funds Trust on behalf of the Target Fund, represents and warrants, to F/m Funds Trust, on behalf of the Acquiring Fund, as follows:

(a) The Target Fund is duly established as a series of M3Sixty Funds Trust which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under its Declaration of Trust, as amended or supplemented (the “Declaration”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. M3Sixty Funds Trust has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as described in paragraph 4.1(c).

(b) M3Sixty Funds Trust is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and

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the registration of each class of Target Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect and the Target Fund complies in all material respects with the 1940 Act and 1933 Act and rules and regulations thereunder.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act, which shall have been obtained on or prior to the Closing Date.

(d) The current prospectus and statement of additional information of the Target Fund (true and correct copies of which have been delivered to the Acquiring Fund) and the prospectus and statement of additional information of the Target Fund used during the three years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact relating to the Target Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) On the Closing Date, M3Sixty Funds Trust on behalf of the Target Fund, will have good and marketable title to the Assets and full right, power and authority to sell, assign, convey, transfer, and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, F/m Funds Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, excluding such restrictions as might arise under the 1933 Act.

(f) The Target Fund is not engaged currently, and the execution, delivery, and performance of this Agreement by M3Sixty Funds Trust on behalf of the Target Fund, will not result, in a material violation of Delaware law or of the Declaration or the bylaws of M3Sixty Funds Trust as amended (“Bylaws”), or of any agreement, indenture, instrument, contract, lease or other undertaking to which M3Sixty Funds Trust on behalf of the Target Fund, is a party or by which it is bound, and the execution, delivery, and performance of this Agreement by M3Sixty Funds Trust on behalf of the Target Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, other undertaking, judgment or decree to which M3Sixty Funds Trust on behalf of the Target Fund, is a party or by which it is bound.

(g) All material contracts or other commitments of the Target Fund (other than this Agreement and contracts or other commitments entered into in order to effect the transactions contemplated by this Agreement, certain investment contracts, including options, futures, swaps and forward contracts and those contracts listed in Schedule 4.1) will terminate without liability to the Target Fund on or prior to the Closing Date.

(h) No litigation or administrative proceeding or investigation before any court or governmental body is pending or, to M3Sixty Funds Trust’s knowledge, threatened against the M3Sixty Funds Trust with respect to the Target Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Target Fund’s business. M3Sixty Funds Trust on behalf of the Target Fund, is not a party to or subject to the provisions of any order, decree or judgment of any

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court or governmental body that materially and adversely affects the Target Fund’s business or M3Sixty Funds Trust’s ability to consummate the transactions herein contemplated on behalf of the Target Fund.

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Target Fund for the most recently completed fiscal year of the Target Fund prior to the date of this Agreement have been audited by BBD LLP, an independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to F/m Funds Trust) present fairly, in all material respects, the financial condition of the Target Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(j) Since the last day of the most recently completed fiscal year of the Target Fund prior to the date of this Agreement, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by the Target Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (j), a decline in net asset value per share of Target Fund Shares due to declines in market values of securities held by the Target Fund, the discharge of Target Fund liabilities, or the redemption of Target Fund Shares by Target Fund Shareholders shall not constitute a material adverse change.

(k) On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Target Fund required by law to have been filed by such date (taking into account any extensions) shall have been filed and shall be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of M3Sixty Funds Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l) The Target Fund is a separate series of M3Sixty Funds Trust and is treated as a corporation separate from all other series of M3Sixty Funds Trust under Section 851(g) of the Code. For each taxable year of its operation ending on or prior to the Closing Date, the Target Fund has met or will meet the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has had in effect an election to be treated as such, has been eligible to compute and has computed its federal income tax under Section 852 of the Code and, on or before the Closing Date, will have declared and paid dividends sufficient to distribute substantially all of  (a) the sum of  (i) its net tax-exempt income, (ii) its investment company taxable income (as defined in the Code, computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code), and (b) any other amounts as necessary in the case for all taxable years ending on or before the Closing Date, as dividends qualifying for the dividends-paid deduction under Section 562 of the Code, such that the Target Fund will have no tax liability under Section 852 or Section 4982 of the Code for any taxable year ending on or before the Closing Date.

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(m) All issued and outstanding Target Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by M3Sixty Funds Trust, have been offered and sold in any state or territory (including, without limitation, the District of Columbia) in which they have been offered or sold, in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws, and are not subject to preemptive or dissenter’s rights. All of the issued and outstanding Target Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Target Fund, as provided in paragraph 3.3. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Target Fund Shares, nor is there outstanding any security convertible into any of the Target Fund Shares, other than (i) rights of reinvestment of dividends and capital gains distributions of the Target Fund and (ii) rights of exchange of shares of other M3Sixty Funds mutual fund shares into shares of the Target Fund.

(n) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the M3Sixty Funds Trust Board, on behalf of the Target Fund, and, subject to the approval of the Target Fund Shareholders, this Agreement constitutes a valid and binding obligation of M3Sixty Funds Trust, on behalf of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) Except as otherwise disclosed to the Acquiring Fund, the Target Fund’s representations as set forth in subparagraph (d), above, will remain true on the effective date of the Registration Statement (as defined in paragraph 5.6) and through the date of the meeting of the Target Fund Shareholders contemplated therein and on the Closing Date. The information to be furnished by M3Sixty Funds Trust for use in the Registration Statement, the proxy statement and prospectus (“Proxy Statement”) to be included in the Registration Statement, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and other laws and regulations.

(p) The Target Fund is not a party to any material contract not disclosed in writing to the Acquiring Fund.

4.2. F/m Funds Trust, on behalf of the Acquiring Fund, represents and warrants to M3Sixty Funds Trust on behalf of the Target Fund as follows:

(a) The Acquiring Fund is duly established as a series of F/m Funds Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Ohio, with the power under its Declaration of Trust, as amended and supplemented (the “F/m Funds Trust Declaration”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. F/m Funds Trust is duly qualified to do business as a foreign corporation (or other entity, as prescribed by applicable law) in the jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or

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otherwise), business, properties, net assets or results of operations of F/m Funds Trust. F/m Funds Trust has all necessary federal, state and local authorizations to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as described in paragraph 4.2(c).

(b) F/m Funds Trust is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquiring Fund Shares to be issued in connection with the Reorganization under the 1933 Act, is in full force and effect or will be in full force and effect as of the Closing Date.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act, which shall have been obtained on or prior to the Closing Date.

(d) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement by F/m Funds Trust, on behalf of the Acquiring Fund, will not result, in a material violation of Ohio law or F/m Funds Trust Declaration or the bylaws of F/m Funds Trust, as amended (“F/m Funds Trust Bylaws”) or of any agreement, indenture, instrument, contract, lease or other undertaking to which F/m Funds Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by F/m Funds Trust, on behalf of the Acquiring Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, other undertaking, judgment or decree to which F/m Funds Trust, on behalf of the Acquiring Fund, is a party or by which it is bound.

(e) No litigation or administrative proceeding or investigation before any court or governmental body is pending or, to F/m Funds Trust’s knowledge, threatened against F/m Funds Trust or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Acquiring Fund’s business. F/m Funds Trust is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects F/m Funds Trust’s business or F/m Funds Trust’s ability to consummate the transactions herein contemplated on behalf of the Acquiring Fund.

(f) The Acquiring Fund’s current prospectus and statement of additional information (true and correct copies of which have been delivered to the Target Fund) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact relating to the Acquiring Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(g) The Acquiring Fund was established in order to effect the transactions described in this Agreement and, immediately following the Reorganization, will be treated as a corporation separate from the other series of the F/m Funds Trust under Section 851(g) of the Code. The Acquiring Fund has not previously filed a federal income tax return. However, the

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Acquiring Fund will timely file a federal income tax return as a “regulated investment company” for the taxable year that includes the Closing Date and will take all steps necessary to ensure that it qualifies for treatment as a “regulated investment company” under Sections 851 and 852 of the Code for that taxable year. The Acquiring Fund will have no current or accumulated earnings and profits as of the Closing Date. To the knowledge of F/m Funds Trust, the Acquiring Fund will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company from and including the taxable year that includes the Closing Date and will be eligible to, and will, compute its federal income tax under Section 852 of the Code.

(h) All Acquiring Fund Shares will be, upon consummation of the Reorganization, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by F/m Funds Trust and will have been offered and sold in any state or territory (including, without limitation, the District of Columbia) in which they have been offered or sold, in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(i) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of F/m Funds Trust Board, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of F/m Funds Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(j) The Proxy Statement to be included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, from the effective date of the Registration Statement through the date of the meeting of Target Fund Shareholders and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by M3Sixty Funds Trust for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquiring Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including FINRA), as may be prepared in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(k) The Acquiring Fund currently has no assets other than de minimis assets received in connection with the issuance of one share of the Acquiring Fund to facilitate its organization, has carried on no business activities prior to the date hereof other than as necessary to facilitate its organization as a new series of F/m Funds Trust prior to its

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commencement of operations, and will have carried on no other business activities prior to the consummation of the transactions described herein. Any assets held by the Acquiring Fund in connection with the facilitation of the organization of the Acquiring Fund have always been held by the Acquiring Fund in a non-interest bearing account.

(l) The minute books and other similar records of F/m Funds Trust as made available to the Target Fund prior to the execution of this Agreement contain a true and complete record in all material respects of all actions taken at all meetings and by all written consents in lieu of meetings of the shareholders of F/m Funds Trust and of the Acquiring Fund, and F/m Funds Trust Board and committees of F/m Funds Trust Board.

(m) F/m Funds Trust and the Acquiring Fund have maintained, or caused to be maintained on its behalf, in all material respects, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder and such books and records are true and correct in all material respects.

(n) F/m Funds Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

5. COVENANTS

M3Sixty Funds Trust, on behalf of the Target Fund, and F/m Funds Trust, on behalf of the Acquiring Fund, hereby further covenant as follows:

5.1. The Target Fund and the Acquiring Fund will each operate its business in the ordinary course and shall comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business will include purchases and sales of portfolio securities and other instruments, sales and redemptions of Target Fund Shares and the declaration and payment of customary dividends and other distributions, and any other distribution that may be advisable, and with respect to the Acquiring Fund, it shall be limited to such actions that are customary to the organization of a new series prior to its commencement of operations.

5.2. M3Sixty Funds will call and hold a meeting of the Target Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. As soon as reasonably practicable after the Closing, M3Sixty Funds shall (a) distribute to the Target Fund Shareholders, on a pro rata basis within the share class, the class of Acquiring Fund Shares received by M3Sixty Funds Trust on behalf of the Target Fund, pursuant to paragraph 1.1 in cancellation of Target Fund Shares in accordance with Delaware law and (b) terminate the Target Fund as a series of M3Sixty Funds as described in paragraph 1.4. In the event that the Target Fund receives insufficient votes from shareholders, the meeting may be adjourned or postponed as permitted under M3Sixty Funds’ Declaration, Bylaws, applicable law and the Proxy Statement in order to permit further solicitation of proxies.

5.3. The Acquiring Fund Shares to be acquired by the Target Fund hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

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5.4. M3Sixty Funds Trust on behalf of the Target Fund, will assist in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund Shares.

5.5. Subject to the provisions of this Agreement, M3Sixty Funds Trust on behalf of the Target Fund, and F/m Funds Trust, on behalf of the Acquiring Fund, will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6. F/m Funds Trust, on behalf of the Acquiring Fund, shall prepare and file a Registration Statement on Form N-14 in compliance with the 1933 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (the “Registration Statement”). M3Sixty Funds Trust on behalf of the Target Fund, will provide to the Acquiring Fund such information regarding the Target Fund as may be reasonably requested by F/m Funds Trust for the preparation of the Registration Statement.

5.7. M3Sixty Funds Trust on behalf of the Target Fund, and F/m Funds Trust, on behalf of the Acquiring Fund, will use all reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable. M3Sixty Funds and F/m Funds Trust shall use commercially reasonable efforts to make its officers available upon reasonable notice at reasonable times to provide explanation of any documents or information provided under this Agreement to the extent such officer is familiar with such documents or information.

5.8. M3Sixty Funds Trust on behalf of the Target Fund, will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as F/m Funds Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm F/m Funds Trust’s title to and possession of all the Assets, and to otherwise carry out the intent and purpose of this Agreement.

5.9. F/m Funds Trust, on behalf of the Acquiring Fund, will use all reasonable efforts to obtain such approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.10. It is the intention of the parties that the transaction contemplated by this Agreement with respect to the Target Fund and the Acquiring Fund shall qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.

5.11. At or before the Closing, the Acquiring Fund shall redeem all shares of the Acquiring Fund issued prior to the Closing for the price at which those shares were issued, such that the shareholders and assets of the Acquiring Fund immediately after the Closing will be the same as the shareholders and assets of the Target Fund immediately before the Closing.

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6. CONDITIONS PRECEDENT TO OBLIGATIONS OF M3SIXTY FUNDS TRUST ON BEHALF OF THE TARGET FUND

The obligations of M3Sixty Funds Trust, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at M3Sixty Funds’ election, to the following conditions:

6.1. All representations and warranties of F/m Funds Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2. F/m Funds Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by F/m Funds Trust, on behalf of the Acquiring Fund, on or before the Closing Date.

6.3. F/m Funds Trust, on behalf of the Acquiring Fund, shall have executed and delivered an assumption of the Liabilities and all such other agreements and instruments as M3Sixty Funds may reasonably deem necessary or desirable in order to vest in and confirm (a) the Target Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) F/m Funds Trust’s assumption of all of the Liabilities, and to otherwise carry out the intent and purpose of this Agreement.

6.4. F/m Funds Trust, on behalf of the Acquiring Fund, shall have delivered to M3Sixty Funds Trust, on behalf of the Target Fund, a certificate executed in the name of F/m Funds Trust, on behalf of the Acquiring Fund, by F/m Funds Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Target Fund and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as the Target Fund shall reasonably request.

6.5. M3Sixty Funds Trust, on behalf of the Target Fund, shall have received from the transfer agent of the Acquiring Fund a certificate stating that it has received from F/m Funds Trust the number of full and fractional Acquiring Fund Shares of the class equal in value to the value of the class of the Target Fund as of the time and date set forth in paragraph 3.1.

6.6. F/m Investments shall have paid all expenses related to the reorganization, as required under Section 9.2, and any costs related to the closing of the Trust. The closing costs will be held in escrow and any unused portion will be returned to F/m Investments.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF F/M FUNDS TRUST, ON BEHALF OF THE ACQUIRING FUND

The obligations of F/m Funds Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at F/m Funds Trust’s election, to the following conditions:

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7.1. All representations and warranties of M3Sixty Funds Trust, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2. M3Sixty Funds Trust, on behalf of the Target Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by M3Sixty Funds Trust on behalf of the Target Fund, on or before the Closing Date.

7.3. M3Sixty Funds Trust, on behalf of the Target Fund, shall have delivered to the Acquiring Fund a Statement of Assets and Liabilities of the Target Fund as of the Closing Date, including a schedule of investments, certified by the Treasurer of M3Sixty Funds Trust on behalf of the Target Fund. M3Sixty Funds Trust, on behalf of the Target Fund, shall have executed and delivered all such assignments and other instruments of transfer as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Target Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund’s title to and possession of all the Assets and to otherwise carry out the intent and purpose of this Agreement.

7.4. M3Sixty Funds Trust, on behalf of the Target Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of M3Sixty Funds Trust, on behalf of the Target Fund, by M3Sixty Funds’ President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as the Acquiring Fund shall reasonably request.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTIES

The respective obligations of F/m Funds Trust, the Acquiring Fund, M3Sixty Funds Trust and the Target Fund are subject to the further conditions that on or before the Closing Date:

8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund, in accordance with the provisions of the 1940 Act and the Declaration, the Bylaws, and Delaware law, as applicable, and certified copies of the report of the inspector of elections evidencing such approval, if any such approval is required, shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, M3Sixty Funds Trust may not waive the condition set forth in this paragraph 8.1.

8.2. The Agreement, the transactions contemplated herein, and the filing of the Proxy Statement shall have been approved by F/m Funds Trust Board and the Agreement, the transactions contemplated herein, and the filing of the Proxy Statement shall have been approved by the M3Sixty Funds Trust Board, and each party shall have delivered to the other a copy of the resolutions approving this Agreement adopted by the other party’s Board, certified by the Secretary or an equivalent officer.

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8.3. On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and, to the knowledge of the parties hereto, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.4. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities) deemed necessary by M3Sixty Funds Trust, on behalf of the Target Fund, and F/m Funds Trust, on behalf of the Acquiring Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or Target Fund.

8.5. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.6. No litigation or administrative proceeding or investigation before any court or governmental body is presently pending or, to the knowledge of any party hereto, threatened against a party or any of its properties or assets that, if adversely determined, would materially and adversely affect its business or its ability to consummate the transactions herein contemplated.

8.7. With respect to the Reorganization, M3Sixty Funds Trust, on behalf of the Target Fund, and F/m Funds Trust, on behalf of the Acquiring Fund, shall have received a favorable opinion of Sullivan & Worcester LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury Regulations promulgated thereunder, current administrative rules, and court decisions, generally for U.S. federal income tax purposes:

(a) The acquisition by the Acquiring Fund of all of the assets of the Target Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, followed by the distribution by the Target Fund to the Target Fund Shareholders of Acquiring Fund Shares in complete termination of the Target Fund, all pursuant to the Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Acquiring Fund and the Target Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) That no gain or loss will be recognized by the Target Fund on the transfer of the Assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities, or upon the distribution of the Acquiring Fund Shares to the Target Fund Shareholders;

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(c) The tax basis in the hands of the Acquiring Fund of the Assets will be the same as the tax basis of such Assets in the hands of the Target Fund immediately prior to the transfer thereof;

(d) The holding period of the Assets in the hands of the Acquiring Fund will include in the instance the period during which such Assets were held by the Target Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an Asset);

(e) No gain or loss will be recognized by the Acquiring Fund upon its receipt of the Assets solely in exchange for Acquiring Fund shares and the assumption of the Liabilities;

(f) No gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their Target Fund Shares for Acquiring Fund Shares as part of the Reorganization;

(g) The aggregate tax basis of the Acquiring Fund Shares that the Target Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Target Fund Shares exchanged therefor; and

(h) A Target Fund Shareholder’s holding period for the Acquiring Fund Shares received in the Reorganization will include the period for which such Target Fund Shareholder held the Target Fund Shares exchanged therefor, provided that the Target Fund Shareholder held such Target Fund Shares as capital assets on the date of the exchange.

(i) For purposes of section 381, the Acquiring Fund will be treated just as the Target Fund would have been treated if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of the Target Fund’s taxable year, the Target Fund’s tax attributes enumerated in section 381(c) will be taken into account by the Acquiring Fund as if there had been no Reorganization, and the part of the Target Fund’s last taxable year that began before the Reorganization will be included in the Acquiring Fund’s first taxable year that ends after the Reorganization.

The parties acknowledge that the opinion will be based on certain factual certifications made by M3Sixty Funds Trust and F/m Funds Trust and will also be based on customary assumptions; the opinion is not a guarantee that the tax consequences of the Reorganization will be as described above; and there is no assurance that the Internal Revenue Service or a court would agree with the opinion.

8.8. With respect to the Target Fund, the Reorganization of the Target Fund into the Acquiring Fund and the material attributes of the Acquiring Fund, including, but not limited to, its investment management agreement, Rule 12b-1 plans, sales charges, share classes, distribution agreement, transfer agent agreement, custody agreement, and independent registered public accounting firm, shall, in all material respects, be substantially as described in the Proxy Statement.

8.9. Prior to the Closing, F/m Investments LLC or an affiliate shall have arranged for insurance in favor of the M3Sixty Funds Trust Board for expenses, losses, claims, damages, and liabilities that relate to periods prior to the Closing Date upon such terms as may be reasonably acceptable to the M3Sixty Funds Trust Board.

8.10. At any time prior to the Closing, any of the foregoing conditions of this Section 8 (except for paragraphs 8.1 and 8.7) may be jointly waived by the M3Sixty Funds Trust

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Board, and F/m Funds Trust Board, if, in the judgment of the M3Sixty Funds Board, such waiver will not have a material adverse effect on the interests of the Target Fund Shareholders and if, in the judgment of F/m Funds Trust Board, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquiring Fund.

8.11. All of the conditions to the closing of the transactions contemplated by the Purchase shall be satisfied or waived.

9. BROKER FEES AND EXPENSES

9.1. F/m Funds Trust, on behalf of the Acquiring Fund, and M3Sixty Funds Trust, on behalf of the Target Fund, represent and warrant to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. M3Sixty Funds Trust, the Target Fund, F/m Funds Trust and the Acquiring Fund will not bear any costs arising in connection with the transactions contemplated by this Agreement. The expenses relating to the proposed Reorganization contemplated by this Agreement (including if the Reorganization is not consummated for any reason) will be borne by F/m Investments, LLC. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund’s prospectus/proxy statement, legal fees including fees of the counsel to M3Sixty Funds Trust, audit and accounting fees, securities registration fees; solicitation costs of the transactions; service provider conversion and termination fees; and (g) any costs associated with meetings of each trust’s Board of Trustees relating to the transactions contemplated herein..

Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the Target Fund’s or Acquiring Fund’s failure to qualify for treatment as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a reorganization within the meaning of Section 368(a) of the Code.

F/m Investments, LLC shall remain so liable for expenses, regardless of whether the transactions contemplated by this Agreement occur, and this section 9.2 shall survive the Closing and any termination of this Agreement pursuant to Section 11.1.

9.3. At the Closing, F/m Investments, LLC shall pay the estimated costs of the Reorganization to be paid by it pursuant to section 9.2, and any remaining balance within 30 days after the Closing.

10. ENTIRE AGREEMENT; TERMINATION AND SURVIVAL OF WARRANTIES

10.1. F/m Funds Trust and M3Sixty Funds Trust agree that neither has made any representation, warranty, or covenant, on behalf of either the Acquiring Fund or Target

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Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2. Representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. Notwithstanding the foregoing sentence, the covenants to be performed after the Closing shall survive the Closing.

11. TERMINATION

11.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of either the M3Sixty Funds Trust Board or F/m Funds Trust Board, at any time prior to the Closing Date, if circumstances should develop that, in the sole opinion of that Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Fund or the Target Fund, respectively. In addition, this Agreement may be terminated at any time prior to the Closing Date:

(a) by the written consent of the parties;

(b) by M3Sixty Funds Trust (i) following a material breach by F/m Funds Trust of any of its representations, warranties or covenants contained in this Agreement, provided that F/m Funds Trust shall have been given the lesser of 10 business days from the date of the occurrence of such material breach or the period of time from the date of the occurrence of such material breach to 4:00 P.M. Eastern time on the business day prior to the Closing Date, to cure such breach and shall have failed to do so; (ii) upon the occurrence of an event which has a material adverse effect upon F/m Funds Trust or the Acquiring Fund; or (iii) failure by F/m Investments to meet its obligations under this Agreement, including payment of any expenses under Sections 9.2 and 9.3; or

(c) by F/m Funds Trust (i) following a material breach by M3Sixty Funds Trust of any of its representations, warranties or covenants contained in this Agreement, provided that M3Sixty Funds Trust shall have been given the lessor of a period of 10 business days from the date of the occurrence of such material breach or the period of time from the date of the occurrence of such material breach to 4:00 P.M. Eastern time on the business day prior to the Closing Date, to cure such breach and shall have failed to do so; or (ii) upon the occurrence of an event which has a material adverse effect upon M3Sixty Funds Trust or a Target Fund.

11.2. If a party terminates this Agreement in accordance with this Section 11, other than a termination under Section 11.1(b) or (c) in connection with a willful default, there shall be no liability for damages on the part of any party, or the trustees, directors, or officers of such party. In the event of a termination under Section 11.1(b) or (c) in connection with a willful default, all remedies at law or in equity of the party adversely affected shall survive.

11.3. At any time prior to the Closing Date, any of the terms or conditions of this Agreement (except for Section 8) may be waived by either M3Sixty Funds Trust or F/m Funds Trust, respectively (whichever is entitled to the benefit thereof). Such waiver shall be in writing and authorized by an officer of the waiving party. The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be

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construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

12. AMENDMENTS

12.1. This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of M3Sixty Funds Trust and F/m Funds Trust; provided, however, that following the meeting of the Target Fund Shareholders called by M3Sixty Funds Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the class of Target Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES

13.1. Any notice, report, statement, or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to:

To the Acquiring Fund:

F/m Funds Trust
3050 K Street, N.W., Suite 201,

Washington, DC 20007,
Attention: Matthew Swendiman

To the Target Fund:

M3Sixty Funds Trust
4300 Shawnee Parkway, Suite 100

Fairway, Kansas 66205.
Attention: President

14. PUBLICITY/CONFIDENTIALITY

14.1. Publicity. Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall use all commercially reasonable efforts to advise the other party prior to such issuance.

14.2. Confidentiality. (a) M3Sixty Funds Trust, the Target Fund, F/m Funds Trust, the Acquiring Fund, and F/m Investments, LLC (for purposes of this paragraph 14.2, the “Protected Persons”) will hold, and will cause their officers, employees, representatives,

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agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, judicial, or administrative order, subpoena, discovery request, regulatory request, regulatory examination, or similar method (ii) where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement, or as otherwise disclosed in connection with this Agreement; (iii) if required by court order or decree or applicable law; (iv) if it is publicly available through no act or failure to act of such party; (v) it if was already known to such party on a non-confidential basis on the date of receipt; (vi) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b) In the event of a termination of this Agreement, M3Sixty Funds Trust, the Target Fund, F/m Funds Trust, the Acquiring Fund, and F/m Investments LLC agree that they along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; (v) to governmental or regulatory bodies, judicial, or administrative order, subpoena, discovery request, regulatory request, regulatory examination, or similar method or (v) if it is otherwise contemplated by this Agreement.

15. HEADINGS; COUNTERPARTS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY

15.1. The Article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2. This Agreement may be executed in any number of counterparts, any of which shall be deemed an original.

15.3. This Agreement shall be governed by and construed and interpreted in accordance with the internal laws of the State of Delaware without regard to its principles of conflicts of laws.

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15.4. This Agreement shall inure to the benefit of and be binding upon the parties hereto and their respective successors and assigns, as well as transferees of a majority of a party’s assets, whether by dividend or otherwise, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5. Consistent with its Declaration and notwithstanding anything to the contrary contained in this Agreement or any confirmation or other document issued or delivered in connection with any Transaction, the obligations of M3Sixty Funds Trust including any amounts owed or liabilities incurred, with respect to the Target Fund, entered into in the name or on behalf of M3Sixty Funds Trust by any of its Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of M3Sixty Funds Trust personally, but bind only the assets of M3Sixty Funds Trust belonging to the Target Fund and not from any other assets of the M3Sixty Funds Trust and all persons dealing with any series or funds of M3Sixty Funds Trust must look solely to the assets of Target Fund. All references to M3Sixty Funds Trust shall be understood as references to the Trust acting on behalf of the Target Fund. A copy of the Trust’s Declaration of Trust is on file with the Secretary of the State of Delaware, and notice is hereby given that neither this Agreement nor any other Contract is binding upon any of the trustees, officers, or shareholders of the Trust individually.

15.6. Consistent with F/m Funds Trust Declaration, the obligations of F/m Funds Trust with respect to the Acquiring Fund, entered into in the name or on behalf of F/m Funds Trust by any of its Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of F/m Funds Trust personally, but bind only the assets of F/m Funds Trust belonging to the Acquiring Fund, and all persons dealing with any series or funds of F/m Funds Trust must look solely to the assets of F/m Funds Trust belonging to such series or fund for the enforcement of any claims against F/m Funds Trust.

IN WITNESS WHEREOF, each party hereto has caused this Agreement to be executed by its duly authorized officer.

F/M FUNDS TRUST

on behalf of F/m Investments Large Cap Focused Fund

By: ________________________________

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M3SIXTY FUNDS TRUST

on behalf of F/m Investments Large Cap Focused Fund

By: _________________________________

F/M INVESTMENTS, LLC

Solely for purposes of paragraphs 8.9, 9.2, 9.3, 14, and 15 of the Agreement

By: ____________________________________

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SCHEDULE A

Target Fund and Share Class	Acquiring Fund and Share Class
F/m Investments Large Cap Focused Fund Series of M3Sixty Funds Trust Investor Class Shares	F/m Investments Large Cap Focused Fund Series of F/m Funds Trust Investor Class Shares
F/m Investments Large Cap Focused Fund Series of M3Sixty Funds Trust Institutional Class Shares	F/m Investments Large Cap Focused Fund Series of F/m Funds Trust Institutional Class Shares

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APPENDIX B– MORE INFORMATION ABOUT THE ACQUIRING FUND

F/m Investments Large Cap Focused Fund

INVESTOR CLASS SHARES – TICKER SYMBOL:

INSTITUTIONAL CLASS SHARES – TICKER SYMBOL:

PROSPECTUS

_______________, 2021

This Prospectus has information about the Fund that you should know before you invest. You should read it carefully and keep it with your investment records. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

RISK/RETURN SUMMARY
INFORMATION RELEVANT TO THE FUND
ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RELATED RISKS
HOW TO BUY SHARES
HOW TO EXCHANGE SHARES
HOW TO REDEEM SHARES
CHOOSING A SHARE CLASS
DISTRIBUTION PLAN
DETERMINATION OF NET ASSET VALUE
DISTRIBUTIONS
TAXES
MANAGEMENT OF THE FUND
FINANCIAL HIGHLIGHTS
PRIVACY NOTICE
FOR MORE INFORMATION	Back Cover

RISK/RETURN SUMMARY

F/m INVESTMENTS LARGE CAP FOCUSED FUND (the “Fund”)

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you will pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Contingent Deferred Sales Charge (Load)	None	None
Redemption Fee	None	None
Wire Redemption Fee	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	NONE
Other Expenses(1)	x.xx%	x.xx%
Total Annual Fund Operating Expenses	x.xx%	x.xx%
Less: Management Fee Reductions and/or Expense Reimbursements(2)	.xx%	.xx%
Total Annual Fund Operating Expenses After Management Fee Reductions and/or Expense Reimbursements	1.15%	0.90%

(1)	Other Expenses are based on estimated amounts.
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(2)	F/m Investments, LLC (the “Adviser”) has contractually agreed, until October , 20__, to reduce Management Fees and to absorb Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to an amount not exceeding 1.15% and 0.90% of the Fund’s average daily net assets attributable to the Investor Class shares and Institutional Class shares, respectively. Management fee reductions and Other Expenses absorbed by the Adviser are subject to repayment by the Fund for a period of 3 years following the date such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to exceed either: (i) the expense limitation in effect at the time such fees and expenses were waived or absorbed; or (ii) any expense limitation in effect at the time the Adviser seeks reimbursement of such fees and expenses. This agreement may be terminated by either party upon 60 days’ prior written notice, provided, however, that the Adviser may not terminate this agreement without the approval of the Board of Trustees and this agreement will terminate automatically if the Adviser ceases to serve as investment adviser to the Fund.

 Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until October__, 20__. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$	$	$	$
Institutional Class	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended June 30, 2021, the portfolio turnover rate of the Predecessor Fund was ___% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s principal investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by purchasing equity securities that the Adviser believes are likely to appreciate. It generally seeks to purchase equity securities of large capitalization U.S. companies, and may purchase American Depository Receipts (“ADRs”) of international companies trading on U.S. exchanges. The Fund may invest across different industries and sectors. The Fund will invest at least 80% of its net assets in securities of large capitalization companies. The Fund consider large capitalization companies to include those that have a market capitalization, at the time of investment, comparable to the securities held in the S&P 500® Index. As of June 30, 2021, the S&P 500® Index includes U.S. companies with a median market capitalization of $30.46 billion. The market capitalization of the companies in the S&P 500 Index ranged from $4 billion to $2.3 trillion as of June 30, 2021. In purchasing securities for the Fund, the Adviser will focus on companies that exhibit accelerating growth in earnings and revenue. At times, the Fund may emphasize investment in a particular industry or sector. As of June 30, 2021, the Predecessor Fund had approximately ___ of its net assets invested in stocks within the technology sector.

The Adviser uses quantitative screens to evaluate liquidity, capitalization, domicile, and desired risk attributes to determine an initial universe of large capitalization companies from which the Fund may invest. The Adviser then uses a quantitative process to evaluate the company fundamentals and stock price trends of the investment candidates. Macroeconomic influences on portfolio candidates are considered before selecting the final securities for purchase in the portfolio. The Adviser considers whether to sell a particular security when the security receives declining scores from the Adviser’s proprietary model or the security causes the Fund’s portfolio to be exposed to unintended risks.

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The periodic reconstitution and rebalancing of the portfolio according to the Fund’s quantitative investment strategy may result in significant portfolio turnover. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Fund’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders. With respect to any percentage restriction on investment or use of assets in the Fund’s investment strategies, if such a percentage restriction is adhered to at the time a transaction is affected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather the Adviser will consider which action is in the best interest of the Fund and its shareholders, including the sale of the security.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund.

PRINCIPAL RISKS

As with any mutual fund investment, the Fund’s returns will vary and you could lose money. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is subject to market risk, which is the risk that the Fund’s share price will fluctuate as market prices fluctuate. The value of an investment in the Fund may decline in tandem with a drop in the overall value in the markets in which the Fund invests and and/or other markets based on negative developments in the U.S. and global economies. Economic, political, and financial conditions or industry or economic trends and developments may from time to time cause volatility, illiquidity, or other potentially adverse effects on the financial markets. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not be appropriate for use as a complete investment program.

Market Risk – Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions, and general equity market conditions.

Equity Securities Risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. Economic, political, and financial conditions, or industry or economic trends or developments, may for varying periods of time cause volatility, illiquidity, or other potentially adverse effects in the markets. The Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Large Cap Security Risk – Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology developments and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies.

Foreign Securities Risk – Foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign

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companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Style Risk – The Fund intends to invest in growth-oriented stocks and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style. There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.

Sector Risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to concentrate its investments in any particular sector or sectors, the Fund may emphasize investments in one or more sectors, which may cause the Fund to have increased relative exposure to the price movements of those sectors. At times when the Fund emphasizes a particular sector, the value of its net assets will be more susceptible to the financial, market or economic events affecting that sector than would be the case for mutual funds that do not emphasize investment in a particular sector. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s share price. As of June 30, 2021, the Predecessor Fund had approximately ___% of its net assets invested in stocks within the technology sector. The values of securities of companies in the technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing technologies and products.

Portfolio Turnover Risk – When the portfolio managers deem it is appropriate and particularly during periods of volatile market movements, the Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. High portfolio turnover (e.g., an annual rate greater than 100% of the average value of the Fund’s portfolio) involves correspondingly greater expenses to the Fund and may adversely affect Fund performance.

Depositary Receipts Risk – Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and liquidity risk. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Risk of Non-Diversification – The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

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PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund. The Fund has adopted the past performance of the Predecessor Fund as its own. The bar chart shows the performance of the Institutional Class of shares for each full calendar year over the lifetime of the F/m Investments Large Cap Focused Fund series of M3Sixty Funds Trust (the "Predecessor Fund”). The performance table shows how the Predecessor Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. From the inception of the Predecessor Fund until April 2020, Cognios Capital, LLC was the investment adviser to the Predecessor Fund (the “Predecessor Adviser”) and the performance of the Predecessor Fund through April 2020 reflects its performance under the Predecessor Adviser. Performance of the Predecessor Fund since April 2020 reflects its performance under the Adviser. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end is available by calling 1-(800) 292-6775 or by visiting ____________.

Institutional Shares

year	rate
2017	25.81%
2018	1.47%
2019	30.16%
2020	42.64%

The year-to-date return of Institutional Shares of the Predecessor Fund through September 30, 2021 was ____%.

During the periods shown in the bar chart, the highest return for a quarter was 15.82% during the quarter ended March 31, 2019 and the lowest return for a quarter was -16.92% during the quarter ended December 31, 2018.

Average Annual Total Returns for Periods Ended December 31, 2020

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The after-tax returns are shown only for Institutional Class shares of the Predecessor Fund and will vary from the performance of Investor Class shares, to the extent that the classes do not have the same expenses.

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Institutional Class Shares	One Year	Since Inception (October 3, 2016)
Return Before Taxes	42.64%	23.14%
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	16.17%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)

Investor Class Shares
Return Before Taxes

MANAGEMENT OF THE FUND

Investment Adviser

F/m Investments, LLC is the investment adviser of the Fund.

Portfolio Managers

Francisco J. Bido, Head of Quantitative Research of the Adviser, has managed the Fund and the Predecessor Fund since its inception in 2016. Alexander Morris, Chief Investment Officer of the Adviser, has managed the Fund and the Predecessor Fund since April 2020.

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

The minimum initial investment for Investor Class shares is $1,000 and the minimum initial investment for Institutional Class shares is $100,000. Investors generally may meet the minimum investment amount for the Institutional Class by aggregating multiple accounts within the Fund if desired. Account minimums may be waived for accounts held by clients of the Adviser or for certain other accounts, at the discretion of the Adviser.

Minimum Subsequent Investment

There is no subsequent investment minimum.

General Information

The Fund’s shares are redeemable. You may purchase, exchange, or redeem (sell) shares of the Fund on each day that the New York Stock Exchange is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary.

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TAX INFORMATION

The Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax-deferred arrangement, you may be taxed later upon withdrawal of monies from those accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RELATED RISKS

The Fund is newly organized and the successor to the Predecessor Fund (a series of M3Sixty Funds Trust) resulting from a reorganization of the Predecessor Fund with and into the Fund, which is anticipated to occur on or about October 28, 2021. The Fund has a substantially similar (then pick up with investment objective, strategies and policies as the Predecessor Fund.

INVESTMENT OBJECTIVE

The Fund’s principal investment objective is long-term growth of capital.

The investment objective of the Fund may be changed without shareholder approval. If a decision is made to change the Fund’s investment objective, shareholders will be provided with at least 60 days’ advance notice of the change.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is newly organized and the successor to the Predecessor Fund (a series of M3Sixty Funds Trust) resulting from a reorganization of the Predecessor Fund with and into the Fund, which is anticipated to occur on or about October 28, 2021. The Fund has a substantially similar investment objective, strategies and policies as the Predecessor Fund.

The Fund seeks to achieve its investment objective by purchasing equity securities that the Adviser believes are likely to appreciate. It generally seeks to purchase equity securities of large capitalization U.S. companies, and may purchase ADRs of international companies trading on U.S. exchanges. The Fund may invest across different industries and sectors. The Fund will invest at least 80% of its net assets in securities that have a market capitalization at the time of investment comparable to securities held in the S&P 500®Index. As of June 30, 2021, the S&P 500® Index includes U.S. companies with a median market capitalization of $30.46 billion. The market capitalization of the companies in the S&P 500 Index ranged from $4 billion to $2.3 trillion as of June 30, 2021. In purchasing securities for the Fund, the Adviser will focus on companies that exhibit accelerating growth in earnings and revenue. At times, the Fund may emphasize investment in a particular industry or sector. As of June 30, 2021, the Predecessor Fund had approximately ___ of its net assets invested in stocks within the technology sector.

The Adviser uses quantitative screens to evaluate liquidity, capitalization, domicile, and desired risk attributes to determine an initial universe of large capitalization companies from which the Fund may invest. The Adviser then uses a quantitative process to evaluate the company fundamentals and stock price trends of the investment candidates. Macroeconomic influences on portfolio candidates are considered before selecting the final securities for purchase in the portfolio. The Adviser considers whether to sell a particular security when the security receives declining scores from the Adviser’s proprietary model or the security causes the Fund’s portfolio to be exposed to unintended risks.

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The periodic reconstitution and rebalancing of the portfolio according to the Fund’s quantitative investment strategy may result in significant portfolio turnover. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Fund’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund.

NON-PRINCIPAL INVESTMENT STRATEGIES

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. For example, when the Adviser believes that market conditions are unfavorable for profitable investing, or is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When the Fund takes a temporary defensive position, the Fund may not participate in market advance or declines to the same extent that it would if the Fund remained more fully invested or be able to achieve its investment objective.

Please review the Statement of Additional Information (the "SAI") for more information about the additional non-principal types of securities in which the Fund may invest and their associated risks.

PRINCIPAL RISKS

Market Risk – Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions, and general equity market conditions. Local, regional, and global events such as war, acts of terrorism, the spread of infectious diseases or other publish health issues, recessions, or other events could have a significant impact on the Fund’s investments.

Equity Securities Risk – The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. Economic, political, and financial conditions, or industry or economic trends or developments, may for varying periods of time cause volatility, illiquidity or other potentially adverse effects in the markets. The Fund’s investments in equity securities expose it to sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Large Cap Security Risk – Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology developments and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies.

Foreign Securities Risk – Foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

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Management Style Risk – The Fund intends to invest in growth-oriented stocks and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style. There is no guarantee that the Adviser’s investment techniques and risk analyses, including its reliance on quantitative models, will produce the intended results.

Sector Risk – Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to concentrate its investments in any particular sector or sectors, the Fund may emphasize investments in one or more sectors, which may cause it to have increased relative exposure to the price movements of those sectors. At times when the Fund emphasizes a particular sector, the value of its net assets will be more susceptible to the financial, market or economic events affecting that sector than would be the case for mutual funds that do not emphasize investment in a particular sector. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s share price. As of June 30, 2021, the Fund had approximately ___% of its net assets invested in stocks within the technology sector. The values of securities of companies in the technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing technologies and products.

Portfolio Turnover Risk —When the Adviser deems it is appropriate and particularly during periods of volatile market movements, the Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. High portfolio turnover (e.g., an annual rate greater than 100% of the average value of the Fund’s portfolio) involves correspondingly greater expenses to the Fund and may adversely affect the Fund’s performance.

Depositary Receipts Risk — Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and liquidity risk. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Risk of Non-Diversification —The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

NON-PRINCIPAL RISKS

Please review the SAI for more information about additional non-principal types of securities in which the Fund may invest and their associated risks.

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Infectious Illness Risk — The outbreak of COVID-19 has resulted in significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment. The U.S. Federal Reserve and the U.S. government have taken numerous measures to address the economic impact of the COVID-19 pandemic and to stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time. In the past, governmental and quasigovernmental authorities and regulators throughout the world have responded to major economic disruptions with a variety of fiscal and monetary policy changes, including direct capital infusions into companies and other issuers, new monetary policy tools, and lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of such policies, will increase market volatility, which could adversely affect the Fund’s investments.

The outbreak could also impair the information technology and other operational systems upon which the Fund’s service providers rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform critical tasks relating to the Fund. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects. Public health crises caused by the outbreak may exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The duration of the outbreak and its effects cannot be determined with certainty.

U.S. Government Securities — The Fund may, from time to time, invest in U.S. Government securities. U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

Technology and Cybersecurity Risk — Various technologies are used by the Adviser and other service providers in connection with their operations and in providing services to the Fund. There is a risk that technology malfunctions, breaches in cybersecurity or other circumstances affecting these technologies may adversely impact the Fund’s operations (including services available to shareholders and the Fund’s investment program) or may result in the release of proprietary information concerning the Fund or its shareholders, reputational damage to the Fund or regulatory violations. In turn, these events may cause the Fund to incur penalties, additional costs and financial loss.

Disclosure of Portfolio Holdings. The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are described in the Fund’s SAI and on the Fund’s website at ___________.

HOW TO BUY SHARES

INITIAL PURCHASE

Minimum Investment: The minimum initial investment in the Fund is $1,000 for Investor Class shares and $100,000 for Institutional Class shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by

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an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor. Account minimums may be waived for clients of the Adviser or for certain accounts, at the discretion of the Adviser. The Fund reserves the right to waive minimum investment amounts for certain financial intermediaries that use the Fund as part of an asset allocation program, certain retirement plans, and accounts that hold the Fund in omnibus name. Financial intermediaries may impose their own minimum investment amounts.

By Mail — To be in proper form, your initial purchase request must include:

●	a completed and signed account application form

●	a check made payable to the Fund and applicable share class

Mail the account application and check to:

U.S. Mail: F/m Funds Trust c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Overnight: F/m Funds Trust c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. The Fund does not accept cash, drafts, “starter” checks, travelers’ checks, credit card checks, cashier’s checks under $10,000, or money orders. In addition, to protect the Fund from check fraud, the Fund does not accept checks made payable to third parties.

By sending your check to Ultimus Fund Solutions, LLC, the Fund’s transfer agent (hereafter referred to as “Transfer Agent”), please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to your total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your cancelled check back. If the Transfer Agent cannot post your transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

By Bank Wire — You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call the Transfer Agent at 1-(800) 292-6775 to set up your account and obtain an account number. You must fax (513-587-3438) or mail the completed and signed account application to the Transfer Agent before the money is wired.

The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion for a given trade date. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. You must mail a signed account application, on the same day the wire payment is made, to the Transfer Agent at the above address. Wire purchases

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are effected only after the purchase order is received in proper form and the Fund receives the wired money. Wire orders will be accepted only on a day on which the Fund, the Fund’s custodian and Transfer Agent are open for business. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. Presently the Fund does not charge a fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

Through Your Broker or Financial Institution — Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the net asset value (“NAV”) next determined after your order is received by such organization in proper form. Organizations that have been authorized to accept orders on behalf of the Fund may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Transfer Agent. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

ADDITIONAL INVESTMENTS

You may purchase additional shares of the Fund through the mail. There is no minimum amount for subsequent investments. Each additional purchase request must contain:

●	your name

●	the name of your account(s)

●	your account number(s)

●	the name of the applicable class

●	a check made payable to the Fund

Send your purchase request to the address listed under the “Initial Purchase” section of this Prospectus. A bank wire should be sent as outlined above. Before making additional investments by bank wire, please call the Fund at 1-(800) 292-6775 to alert the Fund that your wire is to be sent.

AUTOMATIC INVESTMENT PLAN

You may make automatic monthly or quarterly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum investment must be $100 under the plan and investments are made on or about the 1st and/or the 15th day of the month. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice,

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to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

 PURCHASES IN-KIND

The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities as an investment for the Fund, the marketability of such securities and other factors which the Adviser may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the Fund’s NAV.

TAX SHELTERED RETIREMENT PLANS

Shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: IRAs and Roth IRAs; simplified employee pensions (SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans; tax deferred investment plans for employees of public school systems and certain types of charitable organizations; and other qualified retirement plans. Contact the Transfer Agent for more specific information regarding these retirement plan options. Please consult with your attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA; unless you arrange other means of payment, shares of your account will be redeemed to cover these fees. Call the Transfer Agent about the IRA custodial fees.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is

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unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund has been designed as a long-term investment and not as a frequent or short-term trading (“market timing”) option. The Fund discourages frequent purchases, exchanges, and redemptions of Fund shares. Accordingly, the Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Fund. The Fund, through its service providers, monitors shareholder trading activity to determine whether it complies with the Fund’s policies. The Fund prepares reports illustrating purchase and redemption activity to detect market timing activity. These actions, in the Board’s opinion, should help reduce the risk of abusive trading in the Fund. In addition, the Fund also intends to reject any purchase or exchange request that is believed to be market timing or potentially disruptive in nature. The Fund may also modify any terms or conditions with respect to the purchase of Fund shares or withdraw all or any part of the offering made by this Prospectus. The Fund’s policies and procedures to discourage market timing will apply uniformly in all cases.

When monitoring shareholder purchases, exchanges and redemptions, the Fund does not apply a quantitative definition to market timing. Instead, the Fund uses a subjective approach, which in itself could lead to inconsistent application of the Fund’s market timing policies and may permit certain shareholders to engage in market timing.

The Fund believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Adviser to implement the Fund’s investment strategies. In addition to being disruptive, the risks to the Fund presented by market timing are higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the Fund’s ability to maximize investment return; and potentially diluting the value of the Fund’s shares. These risks can have an adverse effect on the Fund’s performance.

The Fund relies on intermediaries to help enforce its market timing policies. Intermediaries are required to assist Fund management, up to and including prohibiting future trading in the Fund, in situations where a client of the intermediary has been identified as violating the Fund’s market timing policy. The Fund reserves the right to reject any order placed from an omnibus account.

Although the Fund has taken the above described steps to discourage frequent purchases and redemptions of shares, the Fund cannot guarantee that such trading will not occur.

 OTHER PURCHASE INFORMATION

The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be charged fee of $25 and be responsible for any other losses incurred by the Fund in connection with your returned check or wire. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for

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any loss incurred. You may be prohibited or restricted from making future purchases of Fund shares.

HOW TO EXCHANGE SHARES

Institutional Class shares of the Fund may be exchanged for Institutional Class shares of any other series of the Trust. The exchange of shares of one Fund for shares of another Fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss.

Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after acceptance of the exchange request by the Transfer Agent. Exchanges that establish a new account may be made by sending a written request to the Transfer Agent. Exchanges into an existing account may be made by sending a written request to the Transfer Agent, or by calling 1-(800) 292-6775. Please provide the following information:

●	Your name and telephone number;

●	The exact name of your account and account number;

●	Taxpayer identification number (usually your Social Security number);

●	Dollar value or number of shares to be exchanged;

●	The name of the Fund from which the exchange is to be made; and

●	The name of the Fund into which the exchange is being made.

The registration and taxpayer identification numbers of the two accounts involved in the exchange must be identical. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days’ notice to shareholders.

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent to determine that the instructions are genuine, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

HOW TO REDEEM SHARES

You may receive redemption payments in the form of a check or federal wire transfer. Presently there is a $15 fee for wire redemptions. This fee is subject to change. Any charges for wire redemptions will be deducted from the shareholder’s account by the redemption of shares in the

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account. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

By Mail — You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

F/m Funds Trust
c/o Ultimus Fund Solutions, LLC
P. O. Box 46707
Cincinnati, Ohio 45246-0707

Your request for a redemption must include:

●	the Fund name and account number

●	account name(s) and address

●	the dollar amount or number of shares you wish to redeem

●	the signature of the registered shareholder(s) in the exact name(s) and any special capacity in which they are registered

Requests to sell shares are processed at the NAV next calculated after the Transfer Agent receives your order in proper form. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form before 4:00 p.m., Eastern time, or such earlier time as may be required by such organization. Orders through a brokerage firm or financial institution will be deemed to have been received by the Fund when the firm or its authorized designee accepts the order. Organizations that have been authorized to accept orders on behalf of the Fund may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. The redemption proceeds will be based on the NAV next calculated after the Transfer Agent receives your order in proper form, even if payment is delayed while your purchase is converted to federal funds.

Signature Guarantees — The Fund requires that signatures be guaranteed if the shares to be redeemed have a value of more than $50,000, or if you want the check made payable to any person other than the shareholder(s) of record or sent to an address other than the address of record, or if the mailing address has been changed within 15 calendar days of the redemption request. Signature guarantees are for the protection of shareholders. The Fund will accept signature guarantees by a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in the STAMP Medallion signature guarantee program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions

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which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Members of STAMP are subject to dollar limitations which must be considered when requesting their guarantee. The Fund may reject any signature guarantee if it believes the transaction would otherwise be improper. Please call the Transfer Agent at 1-(800) 292-6775 if you have questions. At the discretion of the Fund or the Transfer Agent, you may be required to furnish additional legal documents to ensure proper authorization.

By Telephone — Unless the telephone redemption option was specifically declined on your account application, you may redeem shares having a value of $50,000 or less by calling the Transfer Agent at 1-(800) 292-6775. Telephone redemptions may be requested only if the proceeds are to be issued to the shareholder of record and mailed to the address on record with the Fund. Upon request, proceeds of $5,000 or more may be transferred by wire to the account stated on the account application. Shareholders will be charged a fee of $15 for outgoing wires. Telephone privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Fund and the Transfer Agent are not liable for following redemption instructions communicated by telephone that they reasonably believe to be genuine. However, if the Fund and the Transfer Agent do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent anticipate difficulties receiving and responding to telephone requests for redemptions in a timely fashion. If you are unable to reach the Fund by telephone, you may request a redemption by mail.

Additional Information — If you are not certain of the requirements for a redemption, please call the Transfer Agent at 1-(800) 292-6775. Redemptions specifying a certain date or share price cannot be accepted and will be returned. Redemption proceeds will normally be sent on or before the fifth business day following the redemption request, regardless of whether you request payment by check or wire transfer. Proceeds of a wire redemption request normally will be sent on the business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange (“NYSE”) is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

The Fund typically makes payment for redemptions from its cash reserves or from the sale of portfolio securities. However, the Fund may borrow money to pay redemptions during stressed market conditions or if the Adviser otherwise deems such borrowing to be appropriate.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares is less than the minimum investment requirement for your Investor Class or Institutional

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Class of shares (due to redemption), or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. In addition, all shares of the Fund are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

CHOOSING A SHARE CLASS

The Fund offers Investor Class and Institutional Class shares. The two classes represent interests in the same portfolio of investments and have the same rights, but differ primarily in expenses to which they are subject and investment minimum requirements. Investor Class shares are subject to 12b-1 fees, but have a lower minimum initial investment ($1,000). Institutional Class shares are not subject to any 12b-1 fees but have a higher minimum initial investment ($100,000). Institutional Class shares are available only to institutional investors and certain broker dealers and financial institutions that have entered into appropriate arrangements with the Fund. These arrangements are generally limited to discretionary managed, asset allocation, eligible retirement plan or wrap products offered by broker-dealers and financial institutions. Shareholders participating in these programs may be charged fees by their broker-dealer or financial institution.

DISTRIBUTION PLAN

The Trust, with respect to the Fund has adopted a plan of distribution under Rule 12b-1 of the Investment Company Act of 1940 for its Investor Class shares (the “Plan”). The Plan allows the Fund to make payments to securities dealers and other financial organizations (including payments directly to the Adviser and Ultimus Fund Distributors, LLC (the “Distributor”) for expenses related to the distribution and servicing of the Fund’s Investor Class shares. Expenses related to the distribution and servicing of the Fund’s Investor Class shares may include payments to securities dealers and other persons who are engaged in the sale of shares and who may be advising shareholders regarding the sale or retention of such shares; expenses of maintaining personnel who render shareholder support services not otherwise provided by the Transfer Agent or the Fund; expenses of preparing, printing or distributing prospectuses and SAI and reports for recipients other than existing shareholders of the Fund; and any other expenses related to the distribution and servicing of the Fund’s Investor Class shares. Under the Plan, the Fund may pay a fee of up to 0.25% per annum of its average daily net assets that are allocable to Investor Class shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The Adviser and/or its affiliates may make additional payments to securities dealers and other financial organizations from its own revenues based on the amount of customer assets maintained in the Fund by such organizations. The payment by the Adviser of any such additional compensation will not affect the expense ratios of the Fund.

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DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on the net asset value (“NAV”) of the share class you are purchasing (Investor Class or Institutional Class shares). The NAV is calculated as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), on each day the NYSE is open for business. Currently, the New York Stock Exchange is open for trading every day except Saturdays, Sunday, and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The NAV for each share Class is calculated by dividing the sum of the value of the securities held by the Class plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Class, rounded to the nearest cent. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is received in proper form. The Fund’s NAV will fluctuate with the value of the securities it holds.

The Fund’s portfolio securities are valued as follows: (1) securities that are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price, or, if an Official Closing Price is not available, at the most recently quoted bid price, (3) securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price, (4) securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, (5) fixed income securities are generally valued using prices provided by an independent pricing service, and (6) securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith by the Adviser in accordance with consistently applied procedures adopted by and under the general supervision of the Board of Trustees. When fair value pricing is employed, the prices used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

To the extent the Fund invests in foreign securities that may be traded in foreign markets on days when the Fund does not calculate its NAV, the value of the Fund’s assets may be affected on days when shares of the Fund cannot be purchased or sold. Conversely, trading in some of the Fund’s foreign securities may not occur on days when the Fund is open for business in view of these circumstances, and because the value of foreign securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such securities are traded, portfolio securities of the Fund that trade in foreign markets will frequently be priced at their fair value.

To the extent any assets of the Fund are invested in other investment companies that are registered under the Investment Company Act of 1940, the Fund’s NAV with respect to those assets is calculated based upon the NAVs as reported by those companies. The prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Requests to purchase, exchange and sell shares are processed at the NAV next calculated after your order is received in proper form. See “How to Buy Shares,” “How to Exchange Shares” and

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“How to Redeem Shares” in this Prospectus for instructions regarding the “proper form” for such orders.

DISTRIBUTIONS

The Fund expects to distribute substantially all of its net investment income and net realized capital gains, if any, at least annually. Distributions are paid according to one of the following options:

Share Option — income distributions and capital gains distributions reinvested in additional shares

Income Option — income distributions paid in cash; capital gains distributions reinvested in additional shares

Cash Option — income distributions and capital gains distributions paid in cash

You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the NAV in effect on the payable date.

If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current NAV and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code so as to be relieved of federal income tax on its net investment income and capital gains currently distributed to its shareholders.

In general, selling and exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold or exchanged. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares. Individuals, trusts, and estates whose income exceeds certain threshold amounts are subject to a 3.8% Medicare contribution tax on “net investment income.” Net investment income includes dividends paid by the Fund and capital gains from any sale of Fund shares.

The Fund will mail you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding (currently at the rate of 24%). Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service

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ensures it will collect taxes otherwise due. Any amounts withheld by the Fund may be credited against a shareholder’s federal income tax liability.

The Fund is required to report to the IRS, and furnish to Fund shareholders, on Form 1099-B the basis, holding period and gross proceeds received with respect to any sale of Fund shares. The Fund has selected Average Cost, which is the mutual fund industry standard, as the Fund’s default basis calculation method. If a shareholder determines that another IRS-approved basis calculation method is more beneficial, the shareholder may be able to elect such other method by contacting the Fund at the time of or in advance of the redemption of shares. IRS regulations do not permit the change of a basis election on previously executed trades. All shares purchased in non-retirement accounts are subject to these reporting requirements. You should consult your tax or financial advisor about the application of the basis reporting rules to you, especially whether you should elect a method other than Average Cost.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor’s tax circumstances are unique, please consult with your tax advisor about your investment in the Fund.

MANAGEMENT OF THE FUND

Investment Adviser

F/m Investments LLC (the “Adviser”), 3050 K Street, NW, Suite W-170, Washington, DC 20007 serves as the investment adviser to the Fund. The Adviser is responsible for providing a continuous program of investing the Fund’s assets and determining the portfolio composition of the Fund.

The Adviser is paid a fee equal to the annual rate of 0.70% of the Fund’s average daily net assets. During the most recent fiscal year ended June 30, 2021, the Predecessor Fund paid investment advisory fees (after fee reductions) to the Adviser equal to ___% of average daily net assets. The Adviser may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

The Adviser has entered into a contractual agreement with the Fund under which it has agreed to reduce its investment advisory fee and to absorb Fund expenses to the extent necessary to limit total annual operating expenses (excluding brokerage costs, taxes, borrowing costs, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to an amount not exceeding a percentage of average daily net assets of 1.15% for Investor Class shares and 0.90% for Institutional Class shares.

Any such fee reductions by the Adviser or payments by the Adviser of expenses which are the Fund’s obligation, are subject to repayment by the Fund for a period of 3 years following the date such fees were reduced or expenses were paid, provided that the repayment does not cause the Fund’s total annual operating expenses to exceed the foregoing expense limits as of the time of either the waiver or the reimbursement. The contractual agreements are currently in effect until________________.

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A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreement with the Adviser is expected to be available in the Fund’s semiannual report covering the period from inception through December 31, 2021.

PORTFOLIO MANAGERS

Additional information about each of the Portfolio Managers is listed below.

Francisco J. Bido. Mr. Bido has managed the Predecessor Fund since its inception in 2016. He has been Head of Quantitative Research of F/m Investments, LLC since April 2020 and held the same title at Cognios Capital, LLC, the investment adviser to the Predecessor Fund from 2013 until 2020. He was a Senior Quantitative Researcher at American Century, an investment manager (from 2004 - 2013), and a Consultant at Accenture, f/k/a Andersen Consulting, a management consulting and technology services company (from 1998 - 2003). Mr. Bido received his M.S. and M.A. degrees in Applied Mathematics and Economics, respectively, from the University of Arizona, M.S. in Mathematics from New York University’s Courant Institute, and B.S. in Electromechanical Engineering from Pontificia Universidad Catolica Madre y Maestra.

Alexander Morris. Mr. Morris has managed the Predecessor Fund since April 2020. He is a founder and partner in the Adviser as well as a founder and Managing Director of Rowhouse Capital Management since 2015. Previously, Mr. Morris was at Fortigent, LLC, joining in the firm in 2011 and where he served in a corporate development role, developing and executing a new business strategy and product offering as well as leading significant aspects of the firm’s successful sale to LPL Financial. Mr. Morris began his career in 2006 with Europe-based alternative asset manager Caliburn Capital Partners, where he helped to establish four class-leading investment funds, open offices in North America and Asia, and grow AUM to $2B. Caliburn’s flagship Strategic and Global Inefficiencies fund invested in emerging asset managers. In 2008, Mr. Morris joined Longville Investments, a private equity firm supporting European family offices with fundamental analysis, transaction execution and long-term capital management. In 2009, Mr. Morris returned to the US to launch the family office practice of Pacific Capital Bancorp, and to define the bank’s wealth management strategy. Mr. Morris then joined the Financial Services Practice of Hitachi Consulting Corp. as a senior level business consultant advising clients on corporate strategy and acquisitions.

The SAI contains additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Fund.

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FINANCIAL HIGHLIGHTS

The financial highlights in the table below present performance of the Predecessor Fund. The financial highlights shown prior to April 2020 represent the financial history of the Predecessor Fund when it was managed by the Predecessor Adviser. No information is presented for the Fund since it had not yet commenced operations as of the date of this prospectus. It is anticipated that the Fund will commence operations on or about [October 28], 2021.

The financial highlights tables are intended to help you understand the Predecessor Fund’s financial performance for the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Predecessor Fund (assuming reinvestment of all dividends and distributions). Information for the past four fiscal years has been audited by the Predecessor Fund’s independent registered public accounting firm, BBD, LLP, whose report, along with the Predecessor Fund’s financial statements, is included in the annual report, which is available upon request at no charge by calling the Fund at 1-(800) 292-6775. Information for the fiscal period ended June 30, 2017 was audited by the Fund’s former independent registered public accounting firm.

 [Insert Financial Highlights for Investor Class and Institutional Class shares]

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PRIVACY NOTICE
FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?

WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

HOW?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
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For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

QUESTIONS?	Call (800) 292-6775
Who we are
Who is providing this notice?	F/m Investments, LLC, the investment adviser to the Fund could be deemed to be an affiliate. Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tell us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ Sharing for affiliates’ everyday business purposes –
information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

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Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ F/m Investments, LLC, the adviser to the Fund could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

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INVESTMENT ADVISER

F/m Investments, LLC
3050 K Street, N.W., Suite W-170
Washington, D.C. 20007

SHAREHOLDER SERVICES

1-(800) 292-6775

FOR MORE INFORMATION

The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund’s performance during its last fiscal year.

Call the Fund at 1-(800) 292-6775 to request free copies of this Prospectus, the SAI, and the Fund’s annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries. The Prospectus, the SAI, and the most recent shareholder reports are also available at _____________. You will be notified by mail each time a report is posted on the website and provided with a website link to access the report. If you own shares of the Fund through a financial intermediary, you may contact your financial intermediary.

Only one copy of a prospectus or an annual or semi-annual report will be sent to each household address. This process, known as “Householding,” is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of a prospectus or an annual or semi-annual report at any time by calling or writing the Fund. You may also request that Householding be eliminated from all your required mailings.

You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #811-22691

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APPENDIX C – FINANCIAL HIGHLIGHTS OF THE ACQUIRED FUND

The financial highlights tables are intended to help you understand the Acquired Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information with respect to the Fund for the fiscal period ended June 30, 2017 was audited by another independent registered public accounting firm, and with respect to the Fund for the fiscal years ended June 30, 2018, June 30, 2019, and June 30, 2020 was audited by BBD, LLP. The reports for these auditors, along with the Fund’s financial statements, are included in the Fund’s Annual Report to Shareholders and incorporated by reference into the SAI.

F/m Investments Large Cap Focused Fund - Investor Class

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017 (a)

Net Asset Value, Beginning of Year/Period	$ 13.42	$12.98	$11.19	$10.00

Investment Operations:		0.05	0.03	0.02
Net investment income (loss)	(0.03)
Net realized and unrealized gain on investments	3.10	1.05	2.83	1.18
Total from investment operations	3.07	1.10	2.86	1.20

Distributions:
From net investment income	(0.05)	---	(0.04)	(0.01)
From net realized capital gains	(0.54)	(0.66)	(1.03)	-
Total distributions	(0.59)	(0.66)	(1.07)	(0.01)

Net Asset Value, End of Year/Period	$15.90	$13.42	$12.98	$11.19

Total Return (b)	23.56%	9.42%	26.50%	11.98%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$ 11,157	$ 9,788	$ 9,462	$ 10

Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	1.50%	1.49%	1.76%	3.42%(d)
After fees waived and expenses reimbursed	1.15%	1.15%	1.15%	1.15%(d)

Ratio of net investment income (loss):
After fees waived and expenses reimbursed	(0.24)%	0.36%	0.04%	0.30%(d)

Portfolio turnover rate	139%	230%	221%	286%(c)
(a)	The Cognios Large Cap Growth Fund commenced operations on October 3, 2016.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund's Investor Class, assuming reinvestment of dividends, if any.
(c)	Not annualized.
(d)	Annualized.

C-1

F/m Investments Large Cap Focused Fund - Institutional Class

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017(a)
Net Asset Value, Beginning of Year/Period	$ 13.47	$13.02	$11.20	$10.00

Investment Operations:		0.07	0.04	0.04
Net investment income (loss)	_(b)
Net realized and unrealized gain on investments	3.11	1.06	2.86	1.17
Total from investment operations	3.11	1.13	2.90	1.21

Distributions:
From net investment income	(0.08)	(0.02)	(0.05)	(0.01)
From net realized capital gains	(0.54)	(0.66)	(1.03)	-
Total distributions	(0.62)	(0.68)	(1.08)	(0.01)

Net Asset Value, End of Year/Period	$15.96	$13.47	$13.02	$11.20

Total Return (c)	23.84%	9.64%	26.84%	$12.14 (d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$ 41,963	$ 35,795	$ 27,001	$ 4,948

Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	1.25%	1.24%	1.51%	3.17%(e)
After fees waived and expenses reimbursed	0.90%	0.90%	0.90%	0.90%(e)

Ratio of net investment income (loss):
After fees waived and expenses reimbursed	0.01%	0.61%	0.29%	0.55%(e)

Portfolio turnover rate	139%	230%	221%	286%(d)
(a)	The Cognios Large Cap Growth Fund commenced operations on October 3, 2016.
(b)	Net investment income resulted in less than $0.005 per share.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund's Institutional Class, assuming reinvestment of dividends, if any.
(d)	Not Annualized.
(e)	Annualized.

C-2

STATEMENT OF ADDITIONAL INFORMATION

FOR THE REORGANIZATION OF

F/m Investments Large Cap Focused Fund

a series of M3Sixty Funds Trust

4300 Shawnee Mission Parkway, Suite 100

Fairway, KS 66205

1-888-553-4233

INTO

F/m Investments Large Cap Focused fund

a series of F/m Funds Trust

225 Pictoria Drive Suite 450

Cincinnati Ohio 45246

 1-800-292-6775

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Combined Proxy Statement/Prospectus dated [September ____, 2021] (the “Proxy Statement”) for the Special Meeting of Shareholders (the “Special Meeting”) of the F/m Investments Large Cap Focused Fund (the “Acquired Fund” or the “Predecessor Fund”), a series of M3Sixty Funds Trust (the “Trust”), to be held at the offices of Ultimus Fund Solutions, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 on October 18, 2021 at 10:00 a.m. Eastern time. A copy of the Proxy Statement is available by calling toll free [phone number].

This SAI relates specifically to the proposed reorganization of the Acquired Fund into F/m Investments Large Cap Focused Fund (the “Acquiring Fund”), a newly created series of F/m Funds Trust (the “Reorganization”). This SAI consists of this document and the following described documents, each of which is incorporated by reference herein:

1.	The Prospectus and Statement of Additional Information of the Acquired Fund dated October 28, 2020 (filed via EDGAR on October 28, 2020, Accession No. 0001387131-20-009366), as amended on July 28, 2021 (filed via EDGAR on July 28, 2021, Accession No. 0001387131-21-007741);
2.	The Annual Report to Shareholders of the Acquired Fund for the fiscal year ended June 30, 2020 (filed via EDGAR on September 8, 2020, Accession No. 0001387131-20-008218); and
3.	The Semi-Annual Report to Shareholders of the Acquired Fund for the semi-annual period ended December 31, 2020 (filed via EDGAR on March 5, 2021, Accession No. 0001387131-21-003212).

The Acquiring Fund, which has no assets or liabilities, will commence operations upon the completion of the Reorganization and will continue the operations of the Acquired Fund. For this reason, the financial statements of the Acquiring Fund and the pro forma financial statements of the Acquiring Fund have not been included herein.

F/m Investments LLC serves as investment adviser to the Acquired Fund and is expected to serve as investment adviser to the Acquiring Fund following the Reorganization.

This SAI contains information about the Acquiring Fund. The term “Fund” as used in this SAI, refers to the Acquiring Fund.

DESCRIPTION OF THE TRUST AND THE FUND	2
ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS AND RISK CONSIDERATIONS	3
THE INVESTMENT ADVISER	16
TRUSTEES AND OFFICERS	19
PORTFOLIO TRANSACTIONS AND BROKERAGE	25
CHOOSING A SHARE CLASS	26
DISTRIBUTION PLAN	27
POLICY REGARDING THE SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS	28
DETERMINATION OF NET ASSET VALUE	30
PRINCIPAL SECURITY HOLDERS	31
ADDITIONAL TAX INFORMATION	31
PROXY VOTING POLICIES AND PROCEDURES	34
CUSTODIAN	35
FUND SERVICES	35
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	36
LEGAL COUNSEL	37
DISTRIBUTOR	37
FINANCIAL STATEMENTS	37
APPENDIX A - PROXY VOTING POLICIES AND PROCEDURES	38
F/M INVESTMENTS, LLC	40

DESCRIPTION OF THE TRUST AND THE FUND

The Trust is an open-end management investment company which offers four series, the F/m Investments Large Cap Focused Fund, the Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund. Throughout this SAI the F/m Investments Large Cap Focused Fund is referred to as the “Fund” and the Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst High Yield Credit Fund are referred to collectively as the “Oakhurst Funds.” The Fund was organized on __________ in connection with the reorganization of the Predecessor Fund, a series of M3Sixty Funds Trust into the Trust. The investment adviser to the Fund and the Predecessor Fund is F/m Investments, LLC (the “Adviser”). The Fund is classified as non-diversified.

The Trust was organized, and its Agreement and Declaration of Trust was filed with the State of Ohio on April 2, 2012 (the “Trust Agreement”). The Trust Agreement permits the Trust to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund has registered two classes of shares, which are referred to as “Investor Class” shares and “Institutional Class” shares. Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects, except that (1) the classes bear different minimum and subsequent investment requirements and expenses; (2) certain class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expense of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements (see below for additional information).

Shareholders of all series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The Trust has adopted a Rule 18f-3 Multi-Class Plan that contains the general characteristics of, and conditions under which the Trust may offer multiple classes of shares of each series. Rule 18f-2 under the Investment Company Act of 1940 (the “1940 Act”) provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, Rule 18f-2 also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of shareholders cannot be modified by less than a majority vote.

2

The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and its transfer agent for the account of the shareholder. Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

For information concerning the purchase, exchange and redemption of shares of the Fund, see “How to Buy Shares,” “How to Exchange Shares” and “How to Redeem Shares” in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’s Prospectus and this SAI.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS AND RISK CONSIDERATIONS

The following supplements the descriptions of the Fund’s principal investment objective and strategies as described in the Prospectus and also include descriptions of certain types of investments that may be made by the Fund but are not principal investment strategies.

General Investment Risks. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund’s investment program will be successful. Investors should carefully review the descriptions of the Fund’s investments and their risks described in the Prospectus and this SAI.

Common Stocks. The Fund may invest in common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. The Fund may also invest in warrants and rights related to common stocks.

Equity Investments. The Fund may invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies than the broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership

3

interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Industry/Sector and Non-Diversification Risks. The greater the Fund’s exposure to any single type of investment, including investment in a given industry, sector, country, region or type of security, the greater the impact the performance of that investment will have on the Fund’s performance. As a non-diversified series, the Fund may hold a larger percentage of its assets in the securities of fewer issuers than a diversified fund and is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities of companies in the same industry may react similarly to, and move in unison with, one another. An industry or a sector’s performance over any period of time may be quite different from that of the overall market. Certain sectors, such as technology, financial services or energy, can be highly volatile. Technology companies rely heavily on technological advances and face intense competition from new market entrants, both domestically and internationally, which may have an adverse effect on profit margins. Companies in the technology sector are also heavily dependent on patent and intellectual property rights, and a loss or impairment of these rights may adversely affect the profitability of these companies. Companies in the technology industries can be significantly affected by the obsolescence of existing technologies, short product cycles, falling prices and profits. Technology companies may not successfully introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their new products. Technology companies engaged in manufacturing, such as semiconductor companies, often operate internationally which could expose them to risks associated with instability and changes in economic and political conditions, including currency fluctuations, changes in foreign regulations, competition from subsidized foreign competitors with lower production costs and other risks inherent to international business.

Investments in Small-Cap Companies. The Fund may invest a portion of its assets in securities of companies with small market capitalizations. Certain small-cap companies may offer greater potential for capital appreciation than larger companies. However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small-cap companies tend to be very volatile and speculative. Small-cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market. For example, they may be developing or marketing new products or services for markets that are not yet established or may never become established. In addition, small-cap companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions. In addition, small-cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies. Due to these and other factors, the Fund’s investments in small-cap companies may suffer significant losses. Further, there is typically a smaller market for the securities of a small-cap company than for securities of a large company. Therefore, investments in small-cap companies may be less liquid and subject to significant price declines that result in losses for the Fund.

Bank Obligations. Bank obligations that may be purchased by the Fund include certificates of deposit, banker’s acceptances and fixed time deposits.  A certificate of deposit is a short-term negotiable

4

certificate issued by a commercial bank against the Fund deposited in the bank and is either interest-bearing or purchased on a discount basis.  A banker’s acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.  The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.  Fixed time deposits are obligations of branches of U.S. or non-U.S. banks which are payable at a stated maturity date and bear a fixed rate of interest.  Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.  Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.   Securities issued or guaranteed by non-U.S. banks and non-U.S. branches of U.S. banks are subject to many of the risks of investing in non-U.S. securities generally.

Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged.  The profitability of this industry is to a significant extent dependent upon the availability and cost of capital of funds used by the bank to finance its lending operations.  Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations.

Borrowing. Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. Furthermore, if the Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense.

Subject to the limitations described under “Investment Limitations” below, the Fund is permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. The Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Exchange-Traded Funds and Other Similar Instruments. Shares of exchange-traded funds (“ETFs”) and other similar instruments may be purchased by the Fund.  Generally, an ETF is an investment company that is registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index or index segment.  Similar instruments, used by pools that are not

5

investment companies, offer similar characteristics and may be designed to track the performance of an index or basket of securities of companies engaged in a particular market or sector.  ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 of its shares) called “creation units.”  Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day.

Investments in ETFs and other similar instruments involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including: (i) risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (ii) an ETF may not fully replicate the performance of its benchmark index because of temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (iii) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (iv) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value.

Because ETFs and pools that issue similar instruments incur various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions.  The Adviser will consider expenses associated with an investment in determining whether to invest in an ETF or other instrument.  In the case of ETFs that are investment companies, they invest substantially all of their assets in securities of various securities indices or a particular segment of a securities index.  Most ETFs are listed and traded on the NYSE Arca, Inc. (“Arca”).  The market price of ETFs is expected to fluctuate in accordance with both changes in the asset values of their underlying indices and supply and demand of an ETF’s shares on the Arca.  ETFs may trade at relatively modest discounts or premiums to net asset value.  In general, most ETFs have a limited operating history and information may be lacking regarding the actual performance and trading liquidity of such shares for extended periods or over complete market cycles.  In addition, there is no assurance that the requirements of the Arca necessary to maintain the listing of ETFs in which the Fund invests will continue to be met or will remain unchanged.  In the event substantial market or other disruptions affecting the shares of ETFs held by the Fund should occur in the future, the liquidity and value of that Fund’s shares could also be adversely affected.  If such disruptions were to occur, that Fund could be required to reconsider the use of ETFs as part of its investment strategy.

Limitations of the 1940 Act, which prohibit any Fund from acquiring more than 3% of the outstanding shares of another investment company, may restrict the Fund’s ability to purchase shares of certain ETFs.

Firm Commitments and When-Issued Securities. The Fund may purchase securities on a firm commitment basis, including when-issued securities.  The Fund may also be entitled to receive when-issued securities in relation to its holdings in common stock of companies that undertake certain corporate actions and reorganizations.  Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield.  No income accrues to the purchaser of a security on a firm commitment basis prior to delivery.  Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest

6

rates.  Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.  The Fund will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable.  The Fund will designate liquid assets in an amount at least equal in value to the Fund’s commitments to purchase securities on a firm commitment basis.  If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.  As when-issued securities are subject to delayed or deferred settlement, such securities may be either illiquid, or suffer from severe constraints in liquidity.

Foreign Securities. Foreign securities include U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers. The Fund may invest directly in foreign equity securities traded directly on U.S. exchanges, foreign exchanges, over-the-counter or in the form of American Depositary Receipts. The Fund may also invest in foreign currency-denominated fixed-income securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. Many of the risks are more pronounced for investments in developing or emerging market countries, or countries whose markets are becoming open, or have only recently opened, to private investment, foreign investment or both.

American Depositary Receipts (“ADRs”). ADRs provide a method whereby the Fund may invest in securities issued by companies whose principal business activities are outside the United States. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. ADRs are subject to many of the risks affecting foreign investments generally, except for those specific to trading securities on foreign exchanges.

Political and Economic Factors. Foreign investments involve risks unique to the local political, economic, and regulatory structures in place, as well as the potential for social instability, military unrest, or diplomatic developments that could prove adverse to the interests of U.S. investors. Individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, significant external political and economic risks currently affect some foreign countries. War and terrorism affect many countries. Many countries throughout the world are dependent on a healthy U.S. economy or economies elsewhere around the world (e.g., Europe), and are adversely affected when the U.S. or other world economies weaken or their markets decline.

Government Action. Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of

7

dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Foreign Currencies; Currency Fluctuations. The Fund’s investments in foreign securities may be denominated in U.S. dollars or foreign currencies. For securities valued in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income and may affect the income of companies in which the Fund invests. Generally, when a given currency appreciates against the U.S. dollar (the U.S. dollar weakens), the value of the Fund’s securities denominated in that currency will rise. When a given currency depreciates against the U.S. dollar (the U.S. dollar strengthens), the value of the Fund’s securities denominated in that currency will decline. Countries with managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market may experience sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Similarly, the Fund may be adversely affected by holding securities in foreign currencies that are not readily convertible into U.S. dollars.

Potential Adverse Changes. With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

Information and Supervision. There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies. It also is often more difficult to keep currently informed of corporate actions that affect the prices of portfolio securities.

Market Characteristics. Foreign securities markets are generally not as developed or efficient as, and may be more volatile and have less volume and liquidity than, those in the United States. Securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on U.S. exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund.

Investment and Repatriation Restrictions. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times,

8

preclude investment in such countries and increase the cost and expenses of the Fund. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the Fund invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents.

Taxes. The dividends and interest payable on foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund’s shareholders. In addition, some governments may impose a tax on purchases by foreign investors of certain securities that trade in their country.

Depositary Receipts. The Fund’s investments may include securities of foreign issuers in the form of sponsored or unsponsored ADRs, Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). ADRs are depositary receipts typically issued by a United State bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored depositary receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored depositary receipts.

Geopolitical Risk. Global economies and financial markets have become increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact companies or foreign exchange rates in a different country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The U.S. Government has in the past, discouraged certain foreign investments by U.S. investors through taxation, economic sanctions or other restrictions and it is possible that the Fund could be prohibited from investing in securities issued by companies subject to such restrictions. The imposition of sanctions by the U.S. or another government or country could cause disruptions to the country’s financial system and economy, which could negatively impact the value of securities issued by that country. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

The impact of the outbreak of COVID-19 has been rapidly evolving and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions,

9

significant disruptions to business operations, supply chains and customer activity, enhanced health screenings, significant challenges in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, as well as general concern and uncertainty. The health crisis cause by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries and could negatively affect the global economy as well as the economics of individual countries and the markets in general, in significant and unforeseen ways. Deteriorating economic fundamentals may in turn increase the risk of default or insolvency of particular companies, negatively impact market value, increase market volatility, cause credit spreads to widen, and reduce liquidity. Withdrawal of government support, failure of efforts in response to the strains, or investor perception that these efforts are not succeeding could adversely impact the value and liquidity of certain securities and currencies. There can be no assurance that market and economic conditions will not worsen in the future. In addition, other epidemics and pandemics that may arise in the future could affect the economies of many nations, individual companies and the market in general in ways that cannot be foreseen at the present time.

Political turmoil within the United States and abroad may also impact the Fund. Although the U.S. Government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of the Fund’s investments and increase uncertainty in or impair the operation of the U.S. and other securities markets. At such times, the Fund’s exposure to the risks described elsewhere in this SAI and in the Prospectus can increase and it may be difficult for the Fund to implement its investment program for a period of time.

Real Estate Securities. The Fund will not invest in real estate (including mortgage loans and limited partnership interests), but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts (“REITs”). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risk related to changes interest rates.

Government Securities. The Fund may invest a portion of the portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association (“GNMA”) as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Housing Administration (“FHA”), Federal Farm Credit Bank (“FFCB”), Federal Home Loan Bank (“FHLB”), Student Loan Marketing Association (“SLMA”), and The Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g. GNMA), several are supported by the right of the issuer to borrow from the U.S. government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. government will

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provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Fund’s shares.

Fixed Income Securities. The Fund may invest in fixed income securities. Fixed income securities generally pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate or other factor. Fixed income securities may include securities issued by U.S. federal, state, local, and non-U.S. governments and other agencies and instrumentalities, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, notes, bills, debentures, convertible securities, bank obligations, mortgage and other asset-backed securities, loan participations and assignments and commercial paper.

The achievement of the Fund’s investment objective depends in part on the continuing ability of the issuers of the fixed income debt securities in which the Fund invests to meet their obligations for the payment of principal and interest when due. The issuer’s ability to service its debt obligations may be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. Obligations of issuers of debt securities are subject to the provisions of bankruptcy, insolvency, sovereign immunity, and other laws that affect the rights and remedies of creditors. There is also the possibility that, as a result of litigation or other conditions, the ability of an issuer to pay the principal and interest on its debt instruments when due may be materially affected.

Because interest rates vary, it is impossible to predict the income of the Fund for any particular period. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer or group of issuers, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline. Prices of longer term securities generally increase or decrease more sharply than those of shorter term securities in response to interest rate changes, particularly if such securities were purchased at a discount. It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.

Floating and Variable Rate Instruments. The Fund may invest in floating and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. The variable rate obligations in which the Fund may invest include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.

Certain of the floating or variable rate obligations that may be purchased by the Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.  Some of the demand instruments purchased by the Fund is not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support.  If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as liquid for the purposes of its

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investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days; if the notice period is greater than seven days, such a demand instrument will be characterized as illiquid for such purpose.   The Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or a third party providing credit support to make payment when due.  To facilitate settlement, some demand instruments may be held in book entry form at a bank other than the Fund’s custodian subject to a sub-custodian agreement approved by the Fund between that bank and the Fund’s custodian.

Money Market Instruments. The Fund may invest in money market instruments including U.S. government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they are eligible for purchase by the Fund. Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”). Banker’s Acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When the Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance carries the full faith and credit of such bank. A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Maturities of Commercial Paper generally range from 2 to 270 days and are usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s, S&P or Fitch, or if not rated, of equivalent quality in the Adviser’s opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund’s custodian bank, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

Repurchase Agreements. The Fund may invest in repurchase agreements. A repurchase agreement is a short-term investment in which the purchaser acquires ownership of a U.S. government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser’s holding period. Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value.

Reverse Repurchase Agreements. The Fund may enter into “reverse” repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions.  Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price.  Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.  The Fund pays interest on amounts obtained

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pursuant to reverse repurchase agreements.  Reverse repurchase agreements are considered to be borrowings by the Fund.

Illiquid Investments. The Fund may not purchase or otherwise acquire any illiquid investments if, immediately after the acquisition, the value of illiquid investments held by the Fund would exceed 15% of its net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Under the supervision of the Trust’s Board of Trustees (the “Board”), the Adviser determines the liquidity of the Fund’s investments and, through reports from the Adviser, the Trustees monitor investments in illiquid instruments. If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity pursuant to the Trust’s liquidity risk management program. The sale of some illiquid and other types of investments may be subject to legal restrictions.

If the Fund invests in investments for which there is no ready market, it may not be able to readily sell such investments. Such investments are unlike investments that are traded in the open market, and which can be expected to be sold immediately if the market is adequate. The sale price of illiquid investments once realized may be lower or higher than the Adviser’s most recent estimate of their fair market value. Generally, less public information is available about the issuers of such investments than about companies whose investments are publicly traded.

The Fund values illiquid securities using its fair value procedures (described below) but there can be no assurance that (i) the Fund will determine fair value for a private investment accurately; (ii) that the Fund will be able to sell private securities for the fair value determined by the Fund; or (iii) that the Fund will be able to sell such securities at all. Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Forward Commitment & When-Issued Securities. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Adviser felt such action was appropriate. In such a case, the Fund could incur a short-term gain or loss.

Warrants and Rights. The Fund may invest in warrants and rights. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price until a stated expiration date. Buying a

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warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investing in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted, typically to existing shareholders of a corporation, to subscribe for shares of a new issue of stock before it is issued. Rights normally have a short life, usually two to four weeks, may be freely transferable and generally entitle the holder to buy the new common stock at a lower price than the public offering price.

LIBOR Transition Risk — The London Inter-Bank Offered Rate (“LIBOR”), which is used exclusively in the U.S. and globally as a benchmark or reference rate for various commercial and financial contracts, is expected to be discontinued. LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities and other assets or liabilities tied to LIBOR. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve’s Alternative Reference Rate Committee, comprised of major derivative market participants and their regulators, has begun publishing a Secured Overnight Financing Rate (“SOFR”) which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates, but the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition may also result in a reduction in the value of certain instruments held by the Fund. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

INVESTMENT RESTRICTIONS

Fundamental Restrictions. The following is a description of fundamental policies of the Fund that may not be changed without the vote of a majority of the Fund’s outstanding voting securities. Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting

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securities of such company are present or represented by proxy; or (B) of more than 50% of the outstanding voting securities of such company, whichever is less. The other restrictions set forth below, as well as the Fund’s investment objective and each of the other investment restrictions set forth in the Prospectus or this SAI and not designated as fundamental, are not fundamental policies and may be changed by the Board. The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. For purposes of the fundamental and non-fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund may not:

(1) Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be directly invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding obligations issued or guaranteed by the U.S. Government or any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions);

(2) Borrow money, except to the extent permitted under the 1940 Act (see “Borrowing” above);

(3) Make loans, except that the Fund may purchase or hold debt instruments in accordance with their investment objectives and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

(4) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(5) Purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein;

(6) Purchase or sell physical commodities, except that the Fund may purchase and financial transactions not requiring the delivery of physical commodities, including but not limited to, purchasing or selling commodity exchange-traded funds or exchange-traded notes; and

(7) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (2) and (7) above shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (“SEC”). Under current pronouncements, certain Fund positions may be excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise. See “Borrowing” above.

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For the purposes of restriction (1) above, industry classifications are determined for the Fund in accordance with the industry or sub-industry classifications established by the Global Industry Classification Standard (GICS). The Fund may use other classification titles, standards and systems from time to time, as it determines to be in the best interests of shareholders. These classifications are not fundamental policies of the Fund. The Fund may use other classification titles, standards and systems from time to time. The Fund may invest in underlying funds or ETFs that may concentrate their assets in one or more industries. The Fund will consider the investments of the underlying funds and ETFs in which it invests in determining compliance with this fundamental restriction.

In addition, the Fund will not purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on then-current value) would then be invested in such securities. For purposes of this restriction, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper that the Adviser has determined to be liquid under procedures approved by the Board.

Portfolio Turnover —The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the securities. Portfolio turnover rates for the Fund may vary greatly from year to year as well as within a particular year. High portfolio turnover rates will generally result in higher transaction costs to the Fund, including brokerage commissions, and may result in additional tax consequences to Fund shareholders. The Predecessor Fund’s portfolio turnover rate for the fiscal years ended June 30, 2021 and June 30, 2020 were ___% and 139%, respectively.

THE INVESTMENT ADVISER

The Fund’s investment adviser is F/m Investments, LLC, (the “Adviser”), 3050 K Street, N.W., Suite 201, Washington, D.C. 20007. The Adviser is an investment arm of, and wholly-owned by F/m Acceleration, LLC. F/m Acceleration, LLC is owned by DCincy, LLC, a Delaware limited liability company, and The 4100 Group, a Michigan limited liability company (“4100 Group”).

Under the terms of the Investment Advisory Agreement, the Adviser is responsible for selecting the portfolio securities for investment by the Fund, subject to the general supervision of the Board of Trustees. The Fund pays the Adviser a monthly fee computed at the annual rate of 0.70% of its average daily net assets. The Adviser has entered into a contractual agreement with the Fund under which it has agreed to reduce its investment advisory fee and to absorb Fund expenses to the extent necessary to limit total annual operating expenses (excluding brokerage costs, taxes, borrowing costs, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to an amount not exceeding 1.15% of the average daily net assets attributable to Investor Class shares and 0.90% of the average daily net assets attributable to Institutional Class shares. The contractual agreement for the Fund is currently in effect until _________________, 202_. Any payments by the Adviser of expenses which are the Fund’s obligation, are subject to repayment by the Fund for a period of 3 years following the fiscal year in which such fees

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were reduced or expenses were paid, provided that the repayment does not cause the Fund’s total annual operating expenses to exceed the foregoing expense limitations as of the time of the waiver or repayment.

The Adviser has served as investment adviser to the Predecessor Fund since April 2020. Cognios Capital, LLC (“the Previous Adviser”) served as the investment adviser to the Predecessor Fund from its inception until April 2020. Any fee reductions by the Previous Adviser to the Predecessor Fund may no longer be recouped by the Previous Adviser.

Listed below are the advisory fees accrued and paid by the Predecessor Fund during the past 3 fiscal years to the Adviser and the Previous Adviser:

Fiscal Year Ended	Advisory Fees Accrued	Advisory Fee Reductions	Advisory Fees Received
June 30, 2021 - Adviser
June 30, 2020 - Adviser	$331,831	$168,274	$163,557
June 30, 2020 - Previous Adviser	$197,313	$77,843	$119,470.
June 30, 2019 - Previous Adviser	$287,652	$117,193	$170,459

The Investment Advisory Agreement has an initial term of two years and shall continue in effect for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for this purpose. The Investment Advisory Agreement is terminable at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of its assignment, as defined in 1940 Act and the rules thereunder.

The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Fund in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believe that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of such services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

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Portfolio Managers

Francisco Bido and Alexander Morris serve as co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. The portfolio managers are responsible for the management of other accounts, as indicated in the following table.

Other Accounts Managed (as of June 30, 2021)
Name of Portfolio Manager	Type of Accounts	Number of Other Accounts Managed	Total Assets in Other Accounts Managed	Number of Accounts with Advisory Fee Based on Performance	Total Assets in Accounts with Advisory Fee Based on Performance
Francisco J. Bido	Registered investment companies: Other pooled investment vehicles: Other accounts:
Alexander R. Morris	Registered investment companies: Other pooled investment vehicles: Other accounts:

Potential Conflicts of Interest

The investment strategies of the Fund and other accounts managed by the Portfolio Managers are similar. The Adviser has adopted policies and procedures designed to address conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Adviser. These policies are designed to ensure equitable treatment of all accounts. In addition, procedures are in place to monitor personal trading by the portfolio managers to ensure that the interests of the Adviser’s clients come first.

There may be circumstances under which the portfolio managers will cause one or more other accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund’s assets that the portfolio manager commits to such investment. There also may be circumstances under which the portfolio managers purchase or sell an investment for the other accounts and do not purchase or sell the same investment for the Fund, or purchase or sell an investment for the Fund and do not purchase or sell the same investment for the other accounts. It is generally the Adviser’s policy that investment decisions for all accounts that a portfolio manager manages be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting the accounts and that investment transactions and opportunities be fairly allocated among the Fund and other accounts. For example, the Adviser has written policies and procedures with respect to allocation of block trades and/or investment opportunities among the Fund and other clients of the Adviser. When feasible, the portfolio managers will group or block various orders to more efficiently execute orders and receive reduced commissions in order to benefit the Fund and the Adviser’s other client accounts.

Compensation

The portfolio managers are paid a base salary and may receive a discretionary bonus depending on,

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among other things, the financial results of the Adviser.

Disclosure of Securities Ownership

The following table indicates the dollar range of securities of the Predecessor Fund beneficially owned by the portfolio managers as of June 30, 2021:

Dollar Value of Fund Shares Beneficially Owned
Francisco J. Bido
Alexander R. Morris

TRUSTEES AND OFFICERS

Overall responsibility for management of the Trust rests with its Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as a Trustee.

The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”). The Independent Trustees are compensated by the Trust for their services as a Trustee. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Directorships of Public Companies within the Past 5 Years
Interested Trustee:
Alexander Morris** 3050 K Street NW, Ste. 201 Washington, D.C. 20007 Year of birth: 1984	Since December 2020	President Trustee	President and Chief Investment Officer of the Adviser and F/m Acceleration, LLC (investment adviser) since March 2019. Director of Key Bridge Compliance, LLC since January 2019. Founder of Rowhouse Capital Partners LLC, the predecessor to the Adviser in 2014.	4	None
Independent Trustees:
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Debra Lee McGinty-Poteet*** c/o 3050 K Street NW, Ste. 201 Washington, D.C. 20007 Year of birth: 1956	Since May 2015	Trustee	Retired since 2012. Currently serves on the Board for a number of non-profit organizations.	4	Trustee and Audit Committee Chair of Series Portfolios Trust, a registered investment company (2015 to present)
E. Keith Wirtz c/o 3050 K Street NW, Ste. 201 Washington, D.C. 20007 Year of birth: 1960	Since October 2016	Trustee	Vice President and Chief Investment Officer of Union Savings Bank of Connecticut since July 2019. Principal of Walrus Partners, LLC, a registered investment adviser from 2013 until 2019. Currently serves on the Board or Committee for a number of non-profit organizations.	4	None
John R. Hildebrand c/o 3050 K Street NW, Ste. 201 Washington, D.C. 20007 Year of birth: 1956	Since October 2019	Trustee	Retired since 2016. Partner in the Financial Services/Investment Management Practice of PricewaterhouseCoopers from 1994 until 2016.	4	None
Executive Officers:
Matthew Swendiman c/o 3050 K Street NW, Ste. 201 Washington, D.C. 20007 Year of birth: 1973	Since April 2021	Chief Compliance Officer	Chairman and Chief Compliance Officer of the Adviser since March 2019. Chairman of F/m Acceleration, LLC (investment adviser) since March 2019. Director of Key Bridge Compliance, LLC and its predecessor firm since November 2018. President and CEO of JCM Financial Services Consulting, LLC from November 2018 to present. Of Counsel for Graydon law firm from September 2012 until November 2018.		N/A
Linda J. Hoard 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of birth: 1947	Since October 2020	Secretary	Vice President, Associate General Counsel, Legal Administration, Ultimus Fund Solutions, LLC, since April 2018; Independent Legal Consultant, June 2016 – April 2018; Managing Director and Senior Managing Counsel, BNY Mellon, March 2002 – June 2016.		N/A
Theresa M. Bridge 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of birth: 1969	Since August 2012	Treasurer	Senior Vice President, Financial Administration, Ultimus Fund Solutions, LLC since 2000.		N/A
*	The Fund Complex consists of the Fund and the Oakhurst Funds.
**	Alexander Morris is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) under the 1940 Act due to his affiliation with the Adviser.
***	Debra McGinty-Poteet is a member of the Board of Trustees and Audit Committee Chair of Series Portfolios Trust, a series trust that includes the Oakhurst Strategic Defined Risk Fund, which is managed by an affiliate of the Adviser.

Trustees’ Ownership of Fund Shares. As of December 31, 2020, no Trustee owned shares of the Fund or the Oakhurst Funds.

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Trustee Compensation. No director, officer or employee of the Adviser or Ultimus Fund Distributors, LLC (the “Distributor”), the Fund’s principal underwriter, receives any compensation from the Fund for serving as an officer or Trustee of the Trust. Each Independent Trustee receives from the Trust an annual fee of $46,000 payable quarterly, plus reimbursement of travel and other expenses incurred in attending meetings. In addition, the Chair of the Committee of Independent Trustees receives an additional annual fee of $1,000. The annual fees paid to the Independent Trustees will be increased by $11,500 for each newly established series of the Trust. The fee is split equally among the Fund and the Oakhurst Funds. The following table shows the amount of compensation paid to each of the Independent Trustees by the Trust for the fiscal year ended June 30, 2021. Because the Fund is newly organized, it has not paid any Trustee compensation to the Trustees of the Trust.

Trustee	Aggregate Compensation Paid for Service to the Fund	Pension or Retirement Benefits Accrued	Estimated Annual Benefits Upon Retirement	Total Compensation Paid for Service By the Fund Complex
Interested Trustee:
Alexander R. Morris	None	None	None	None
Independent Trustees:
Debra L. McGinty-Poteet	None	None	None	$
E. Keith Wirtz	None	None	None	$
John R. Hildebrand	None	None	None	$

Leadership Structure and Qualifications of Trustees

The Board of Trustees is responsible for oversight of the Fund. The Board is also responsible for overseeing the Adviser and the Fund’s other service providers in the operations of the Fund in accordance with the 1940 Act, other applicable federal and state laws, and the Trust Agreement. The Board meets at regularly scheduled meetings four times throughout the year. In addition, the Trustees may meet in person or by telephone at special meetings or at other times. The Independent Trustees also meet at each quarterly meeting without the presence of any representatives of the Adviser.

Board Leadership. The Board of Trustees is led by the Trust’s President, Alexander Morris. Mr. Morris, with the assistance of the Trust’s other officers, oversees the daily operations of the Fund, including monitoring the activities of the Adviser and the Trust’s other service providers. The Board of Trustees has not appointed a lead “independent trustee.” It was determined by the Board that due to its size (four Trustees), the size of the fund complex (four Funds) and the relatively straightforward investment strategies utilized by the Fund, it is not necessary to appoint a lead “independent trustee.” The Independent Trustees believe they are able to consistently work well together and possess the ability to provide appropriate oversight to the operations of the Trust. The Board of Trustees believes its leadership structure provides the Independent Trustees with adequate influence over the governance of the Board and the Fund. In addition, the Interested Trustee who serves as an officer of the Trust and the Adviser provides the Board with additional insight into the day-to-day management of the Trust’s affairs, including risk management.

Board Committees. The Board has established a Committee of Independent Trustees, the principal functions of which are:

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(i) the appointment, retention and oversight of the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to select and nominate all persons to serve as Independent Trustees; and (iv) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act. Ms. McGinty-Poteet (“Chair”), Mr. Wirtz and Mr. Hildebrand are the members of the Committee of Independent Trustees. The Committee of Independent Trustees met _____ times during the fiscal year ended June 30, 2021.

Qualifications of the Trustees. The Board has concluded that, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with the other Trustees, that each Trustee is qualified and should serve as such. In determining that a particular Trustee is qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling.

(Independent Trustees)

Debra Lee McGinty-Poteet began her career at CNA Insurance Company where she served in various supervisory positions. She worked at Security Pacific Bank from 1982 until 1992 and was promoted to the position of Global Head of Mutual Fund, where she was responsible for the development and launch of new mutual Fund and investment products. Ms. McGinty-Poteet was the Global Managing Director of Mutual Fund at Bank of America from 1992 until 1996 responsible for the oversight of 54 mutual Fund and the Chief Operating Officer of North American Trust Company from 1997 until 1998. From 1999 until 2012, she was the Director of Mutual Fund and Sub-Advisory Services for Brandes Investment Partners where she was responsible for overseeing the operations of the proprietary and sub-advisory mutual fund business for Brandes Investment Advisers. Ms. McGinty-Poteet served as Chairman, President and interested trustee of Brandes Investment Trust from 2000-2012; and trustee of Brandes Investment Fund Ltd from 2002-2012. She currently serves as a member of the Board of Trustees and Audit Committee Chair of Series Portfolios Trust, a registered management investment company. She serves as a volunteer to the Vista Hill Foundation, a drug addiction and mental health treatment facility. Ms. McGinty-Poteet holds a B.A. degree from the University of California, Los Angeles (UCLA) and a Masters of Public Administration from California State University, Long Beach. The Board has concluded that Ms. McGinty-Poteet is suitable to serve as a Trustee because of her professional investment and business experience, her academic background and her service on other boards.

E. Keith Wirtz has held executive positions in the investment management industry for over 30 years. From 1981 until 1999, he worked at Bank of America and several of its subsidiaries, holding the position of Senior Vice President and Chief Investment Officer of Bank of America from 1991 until 1997 and Chief Investment Officer of its TradeStreet Investment Associates subsidiary from 1997 until 1999. He also served as Chief Investment Officer of Investment Advisors, Inc. a subsidiary of Lloyds-TSB London. Mr. Wirtz was a founder, principal and Chief Investment Officer of Paladin Investment Associates, LLC from 2000 until its sale to Fifth Third Bank in 2003. He was Senior Vice President and Chief Investment Officer of Fifth Third Bank and also served as President and Chief Investment Officer of its subsidiary, Fifth Third Asset Management and President and a Trustee of the Fifth Third Fund, a

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registered management investment company, from 2003 until 2012. Mr. Wirtz was a principal of Walrus Partners, LLC, a registered investment adviser, responsible for business and strategy and acting as Lead Portfolio Manager for the firm’s Dividend Growth Strategy from 2013 until 2019. He is currently Vice President and Chief Investment Officer of Union Savings Bank of Connecticut. He holds a B.S. degree in Finance from The Carey School of Business at Arizona State University, an M.S. in Investment Management and Financial Analysis from the Heider College of Business at Creighton University and earned the CFA designation. Mr. Wirtz has been an active member of numerous social profit organizations. He currently serves on the Investment Committee for the Arizona State University Foundation, University of Cincinnati Health Systems and the Medical Center Fund of Cincinnati. He is involved with the student investment management program at the Arizona State University Carey School of Business and the executive mentor program at Xavier University. The Board has concluded that Mr. Wirtz is suitable to serve as a Trustee because of his professional investment experience, positions of leadership, his academic background and his service on other boards.

John R. Hildebrand, CPA, has over 30 years of accounting experience, specializing in the asset management industry. From 1982 until 2016, he worked at PricewaterhouseCoopers LLP (“PwC”), serving as an audit partner from 1994 until 2016. During his time at PwC, he served as Lead Engagement Partner on a variety of clients, including large, established fund groups, smaller fund groups and public and private managers. His audit clients also included fund service providers such as custodians, fund accounting agents, transfer agents and securities lending agents. From 2007 until 2010, he served as the Leader of the PwC Investment Management Accounting Consulting Services Group at PwC’s National Office. From 2010 until 2012, he served as PwC’s representative on the AICPA Investment Companies Expert Panel, where he worked with other members of the AICPA and other industry technical leaders to address industry-wide issues and update industry guidance. Mr. Hildebrand holds a B.S. degree in Business Administration from the University of California, Berkeley. The Board has concluded that Mr. Hildebrand is qualified to serve as a Trustee because of his accounting experience, positions of leadership within a major independent registered public accounting firm and his academic background.

(Interested Trustee)

Alexander R. Morris is President and Chief Investment Officer of F/m Investments, LLC, a registered investment adviser. He is the co-founder of F/m Investments’ predecessor firm, Rowhouse Capital Partners LLC, which curated strategy for asset and wealth management firms. He is also the co-founder of Vestmark Advisory Solutions, Inc., a registered investment adviser advisor that provides a platform to financial institutions for portfolio management and trading. Prior to founding Rowhouse Capital Partners, Mr. Morris led capital markets and corporate development for Fortigent LLC, an investment research, consulting, accounting, data processing and support service provider. In prior roles, he worked in strategy and transaction consulting for Hitachi and launched a private bank’s family office practice. He started his career in London as an analyst in alternative investments. Mr. Morris holds a Bachelor of Science degree in Chemical and Biomolecular Engineering from Cornell University and is an active mentor of start-up businesses. Mr. Morris is a founder and board member of Key Bridge Compliance LLC, a compliance consulting firm that currently provides CCO outsourced services and support to registered investment advisers. The Board has concluded that Mr. Morris is qualified to serve as a Trustee because of his professional investment and business experience, his positions of leadership and his academic background.

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Risk Oversight. An integral part of the Board’s overall responsibility to the Trust is the oversight of the risk management of the Trust’s investment programs and business affairs. The Fund is subject to a number of risks, such as investment risk, valuation risk, operational risk, credit risk, liquidity risk, interest risk, cybersecurity risk and legal, compliance and regulatory risk. The Trust, the Adviser and the other service providers have implemented various processes, procedures and controls to identify risks to the Fund, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur. Different processes, procedures and controls are employed with respect to different types of risks. These systems include those that are embedded in the conduct of the regular operations of the Board and the regular responsibilities of officers of the Trust and the other service providers.

The Board of Trustees exercises oversight of the risk management process through the Board itself and through the Committee of Independent Trustees. In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Fund, the Board of Trustees requires management of the Adviser and the Trust, including the Trust’s Chief Compliance Officer (the “CCO”), to report to the Board on a variety of matters at regular and special meetings. The Board and the Committee of Independent Trustees receive regular reports from the Trust’s independent public accountants on internal control and financial reporting matters. On at least an annual basis, the Independent Trustees meet separately with the CCO outside the presence of management, to discuss issues related to compliance. Furthermore, the Board receives a quarterly update from the CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers. The Board also receives quarterly reports from the Adviser and the administrator on the investments and securities trading of the Fund, including the Fund’s investment performance, as well as reports regarding the valuation of the Fund’s securities and other operational and compliance matters. In addition, in its annual review of the Fund’s Investment Advisory Agreement, the Board reviews information provided by the Adviser relating to its operational capabilities, financial condition and resources. The Board is also provided with copies of the administrator’s reports on internal controls, which cover its fund accounting and transfer agency operations. The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing the Trust’s operations and the effectiveness of its committee structure.

As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational risks through breaches in cybersecurity. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund or the Adviser to lose proprietary information, suffer data corruption or lose operational capacity. This in turn could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cybersecurity attacks may include, among other things, gaining unauthorized access of digital systems for the purpose of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity breaches of the Fund’s Adviser, third-party service providers (including the transfer agent, intermediaries and custodian) or issuers that the Fund invests in, can also subject the Fund to many of the risks associated with direct cybersecurity breaches. As with other operational risks, the Fund’s service providers have established risk management systems designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially since the Fund do not directly control the cybersecurity systems of issuers or third-party service providers.

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Although the risk management policies of the Adviser and the Trust’s other service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Not all risks that may affect the Trust can be identified, nor can processes and controls necessarily be developed to eliminate or mitigate their occurrence or effects. Some risks are simply beyond the control of the Trust, the Adviser, or their affiliates, or other service providers to the Trust. The Board may at any time, and in its sole discretion, change the manner in which it conducts its risk oversight role.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In selecting brokers to be used in portfolio transactions, the Adviser’s general guiding principal is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Adviser considers a number of judgmental factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Adviser’s past experience with similar trades and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Adviser may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. The Adviser may not give consideration to sales of shares of the Fund as a factor in selecting brokers to execute portfolio transactions. The Adviser may, however, place portfolio transactions with brokers that promote or sell the Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on the broker’s sales efforts.

Under Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and as provided in the Advisory Agreement, the Adviser is authorized to cause the Fund to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers. Where a product or service has a mixed use among research, brokerage and other purposes, the Adviser will make a reasonable allocation according to the uses and will pay for the non-research and non-brokerage functions in cash using its own funds.

The research and investment information services described above make available to the Adviser for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Adviser in connection with advisory clients other than the Fund and not all such services may be useful to the Adviser in connection with the Fund. Although such information may be a useful supplement to the Adviser’s own investment information in rendering

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services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Adviser in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Adviser by the Fund.

The Fund may invest in securities traded in the over-the-counter market. Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. The Fund, where possible, deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and/or execution are available elsewhere. When a transaction involves exchange listed securities, the Adviser considers the advisability of effecting the transaction with a broker which is not a member of the securities exchange on which the security to be purchased is listed or effecting the transaction in the institutional market.

Aggregated Trades. While investment decisions for the Fund are made independently of the Adviser’s other client accounts, the Adviser’s other client accounts may invest in the same securities as the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

The following table lists the total amount of brokerage commissions paid by the Predecessor Fund for the past three fiscal years

June 30, 2021	June 30, 2020	June 30, 2019
	$10,674	$13,398

Code of Ethics. The Trust, the Adviser and the Distributor have each adopted a Code of Ethics under Rule 17j-1 under the 1940 Act. The personnel subject to the Codes of Ethics are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Codes of Ethics from the EDGAR database on the SEC website.

CHOOSING A SHARE CLASS

The Fund has established two share classes - Investor Class shares and Institutional Class shares. Before choosing a share class, you should consider the following factors, as well as any other relevant facts and circumstances. Investor Class shares are sold through certain financial intermediaries and may have higher expenses than Institutional Class shares, since they are subject to a distribution fee of 0.25% of net assets. Institutional Class shares are not subject to distribution fees but have a higher minimum investment requirement than Investor Class shares. For more information, see the Fund’s Prospectus.

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DISTRIBUTION PLAN

Investor Class Shares. The Fund has adopted a plan of distribution with respect to its Investor Class shares (the “Investor Plan”) pursuant to Rule 12b-1 under the 1940 Act which permits the Fund to pay for expenses incurred in connection with the distribution, promotion and servicing of its Investor Class shares, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other financial intermediaries who have executed a distribution or service agreement with the Distributor. The Investor Plan allows the Fund to make payments to securities dealers and other financial organizations (including payments directly to the Adviser and the Distributor) for expenses related to the distribution and servicing of the Fund’s Investor Class shares. The Investor Plan expressly limits payment of the distribution and servicing expenses listed above in any fiscal year to a maximum of 0.25% of the average daily net assets of the Fund allocable to its Investor Class shares. Unreimbursed expenses will not be carried over from year to year.

For the fiscal year ended June 30, 2021, the total amounts paid by the Investor Class shares of the Predecessor Fund under the Investor Plan are summarized below.

Advertising	Printing and Mailing of Prospectuses to other than current Shareholders	Compensation to Underwriters	Compensation to Broker-Dealers	Compensation to Sales Personnel	Interest, Carrying or other Financing Charges	Total 12b-1 Payments
$	$	$	$_______	$	$	$

Agreements implementing the Investor Plan, including agreements with dealers and other financial intermediaries where such dealers agree for a fee to act as agents for the sale of the Fund’s shares, are in writing and all payments made pursuant to the Investor Plan are made in accordance with written agreements.

The continuance of the Investor Plan must be specifically approved at least annually by a vote of the Board of Trustees and by a vote of the Independent Trustees who have no direct or indirect financial interest in the Investor Plan at a meeting called for the purpose of voting on such continuance. The Investor Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding Investor Class shares of the Fund. In the event the Investor Plan is terminated in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the termination date. The Investor Plan may not be amended to increase materially the amount to be spent under the Investor Plan without shareholder approval. All material amendments to the Investor Plan must be approved by a vote of the Board of Trustees and by a vote of the Independent Trustees.

In approving the Investor Plan, the Trustees determined, in the exercise of their business judgment and

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in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Investor Plan will benefit the Fund and its shareholders. The Board of Trustees believes that expenditure of the Fund’s assets for distribution expenses under the Investor Plan should assist in the growth of the Fund which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Investor Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Fund’s assets for distribution will be realized. While the Investor Plan is in effect, all amounts spent by the Fund pursuant to the Investor Plan and the purposes for which expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

By reason of his affiliation with the Adviser, Alexander Morris may be deemed to have a financial interest in the operation of the Investor Plan.

POLICY REGARDING THE SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees has adopted a policy to govern the circumstances under which disclosure regarding securities held by the Fund, and disclosure of purchases and sales of such securities, may be made to shareholders of the Fund or other persons.

  Public disclosure regarding the securities held by the Fund (“Portfolio Securities”) is made in Annual Reports and Semi-Annual Reports to shareholders, and in monthly holdings reports on Form N-PORT (“Official Reports”). Except for such Official Reports and as otherwise expressly permitted by the Fund’s policy, shareholders and other persons may not be provided with information regarding Portfolio Securities held, purchased or sold by the Fund.

  Information regarding Portfolio Securities and other information regarding the investment activities of the Fund may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Fund. Currently, the Fund is providing portfolio information to four different rating or ranking organizations. These organizations offer various services to investors. Each disclosure arrangement has been reviewed by the Trust’s CCO. The CCO found that this disclosure was in the best interest of shareholders and serves a legitimate business interest of the Fund. Below is a table listing the groups that are currently receiving portfolio information along with the types of information received, conditions or restrictions on use, timing of disclosure and any compensation received for providing portfolio information.

Name of Rating or Ranking Organization	Information Provided	Timing of Release and Conditions or Restrictions on Use	Receipt of Compensation or other Consideration by the Fund or Affiliated Party
Morningstar, Inc.	CUSIP, description, shares/par, market value	Provided monthly, with a 30-day lag. No formal conditions or restrictions.	None
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Lipper	CUSIP, description, shares/par	Provided monthly, with a 30-day lag. No formal conditions or restrictions. Lipper indicates that it will not trade based on the Fund’s portfolio information, and it prohibits its employees from any such trading.	None
Bloomberg L.P.	CUSIP, shares/par, market value	Provided monthly, with a 30-day lag. No formal conditions or restrictions. Bloomberg indicates that it requires all employees to sign confidentiality agreements acknowledging all information received during their employment must be used for legitimate business purposes only.	None
S&P	CUSIP, description, shares/par, market value, coupon, maturity date, % of total net assets	Provided monthly, with a 30-day lag. No formal conditions or restrictions. S&P indicates that its employees are required to follow a code of business conduct that prohibits them from using portfolio information for anything other than performing their job responsibilities, and S&P’s employees must certify annually that they have followed this code of business conduct.	None

•	The CCO has concluded that providing information relating to Portfolio Securities to these rating or ranking organizations does not pose a significant risk to the Fund or its shareholders.

•	The Fund’s policy relating to disclosure of holdings of Portfolio Securities does not prohibit disclosure of information to the Adviser or to other Fund service providers.

Below is a table that lists each service provider receiving non-public portfolio information along with information regarding the frequency of access, and limitations on use (including a prohibition on trading on non-public information), of information relating to Portfolio Securities.

Type of Service Provider	Frequency of Access to Portfolio Information	Restrictions on Use
Adviser	Daily	Contractual and Ethical
Administrator and transfer agent	Daily	Contractual and Ethical
Custodian	Daily	Contractual and Ethical
Auditor	During annual audit	Ethical
Legal counsel (Sullivan & Worcester LLP)	Regulatory filings, board meetings, and if a legal issue regarding the portfolio requires counsel’s review	Ethical
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Printers/Typesetters	Twice a year – printing of semi-annual and annual reports	No formal restrictions in place. Printer receives portfolio on or about time filed with the SEC – approximately 60 days old by the time received
Broker/dealers through which the Fund purchase and sell portfolio securities	Daily access to the relevant purchase and/or sale – no broker/dealer has access to the Fund’s entire portfolio	Contractual and Ethical
Accounting platform for performance calculations and regulatory reporting (Confluence)	Monthly	Contractual and Ethical

The Board of Trustees has determined that the Fund and its shareholders are adequately protected by these restrictions on use in those instances listed above, including those where contractual obligations between the Fund and the party do not exist.

•	The CCO may approve other arrangements under which information relating to Portfolio Securities held by the Fund, or purchased or sold by the Fund (other than information contained in Official Reports) may be disclosed. The CCO shall approve such an arrangement only if the CCO concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Fund and is unlikely to affect adversely the Fund or any shareholder of the Fund. The CCO must inform the Board of Trustees of any such arrangements that are approved by the CCO, and the rationale supporting approval, at the next regular quarterly meeting of the Board of Trustees following such approval.

•	The CCO resolves all conflicts of interest with regards to disclosure of information relating to Portfolio Securities. However, if the CCO is conflicted as well, the CCO will present the issue to the full Board of Trustees for determination. In instances where the CCO resolves the conflict, the CCO will provide a report to the Board of Trustees describing the conflict of interest and why the CCO either allowed or prohibited the disclosure. This report is presented at the next regularly scheduled Board of Trustees meeting.

•	Neither the Adviser nor the Trust (or any affiliated person, employee, officer, trustee or director of the Adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Fund.

The CCO is required to inform the Board of Trustees of any arrangements that are approved by the CCO pursuant to the Fund’s policy, and the rationale supporting such approval.

DETERMINATION OF NET ASSET VALUE

The price (net asset value) of shares of the Fund is determined as of the end of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day that the Trust is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

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Equity securities are valued at their market value when reliable market quotations are readily available. Securities that are traded on a national stock exchange are valued based upon the closing price of the exchange, if available, otherwise at the last quoted bid price. Securities traded on NASDAQ are generally valued by the pricing service at the NASDAQ Official Closing Price.

Fixed income securities are valued at their market value when reliable market quotations are readily available. The Fund typically use an independent pricing service to determine the market value of their fixed income securities. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing services and the quality of valuations so established are reviewed by the Adviser under the general supervision of the Board.

When market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value using procedures approved by the Board of Trustees of the Trust. Investments in registered investment companies, including money market funds, are reported at their respective net asset values as reported by those companies.

PRINCIPAL SECURITY HOLDERS

As of _____________, 2021, the following persons owned of record 5% or more of the outstanding shares of each class of the Predecessor Fund.

Investor Name and Address	Investor Class Shares	Institutional Class Shares
Charles Schwab & Co Inc. 211 Main Street San Francisco, CA 94105

National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310

*May be deemed to control the class by virtue of the fact that it owns more than 25% of the outstanding shares of the Class.

As of____________, 2021, the Trustees and officers of the Trust owned in the aggregate less than 1% of the outstanding shares of the Predecessor Fund.

ADDITIONAL TAX INFORMATION

The Fund intends to qualify annually as a regulated investment company, or “RIC,” under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent its net investment income and net realized gains are distributed in accordance with the Code. If for any taxable year the Fund does not qualify for the special tax treatment afforded

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to RICs, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and, subject to certain limitations under the Code, would be eligible for the dividends-received deduction for corporations and reduced tax rates applicable to “Qualified Dividends” for individuals.

Among the requirements to qualify as a RIC, the Fund must distribute annually no less than the sum of 90% of its “investment company taxable income” and 90% of its net tax-exempt income. In addition to this distribution requirement, the Fund must (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies, or from net income derived from an interest in a qualified publicly traded partnership (“PTP”); and (2) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund’s total assets is represented by cash, U.S. Government securities, securities of other RICs and other securities (for this purpose such other securities will qualify only if the Fund’s investment is limited in respect to any issuer to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, the securities of any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified PTPs. For these purposes, a qualified PTP is generally a PTP other than one where at least 90% of its gross income is gross income that would otherwise be qualifying gross income for a RIC.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) provides a remedy for failure of the Subchapter M asset diversification test, if the failure was due to reasonable cause and not willful neglect, subject to certain divestiture and procedural requirements and the payment of a tax. The Modernization Act also sets forth a de minimis exception to a potential failure of the Subchapter M asset diversification test that would require corrective action but no tax. In addition, the Modernization Act allows for the remedy of a failure of the source-of-income requirement, if the failure was due to reasonable cause and not willful neglect, subject to certain procedural requirements and the payment of a tax.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. These capital losses may be carried forward indefinitely and are available to offset net realized capital gains in future years, thereby reducing future taxable capital gains distributions.

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund’s “required distribution” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of the Fund’s ordinary income for the calendar year plus 98.2% of its net capital gains recognized during the one-year period ending on October 31 of that calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

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Individual shareholders may benefit from lower rates applicable to long-term capital gains on certain distributions that are attributable to certain dividends received by the Fund from U.S. corporations and certain foreign corporations (“Qualified Dividends”). Long-term capital gains are generally taxable to individuals at a maximum rate of 20%, with lower rates potentially applicable to taxpayers depending on their income levels. For 2021, individual taxpayers with taxable incomes above $445,850 ($501,600 for married taxpayers filing jointly, $250,800 for married taxpayers filing separately and $473,750 for heads of households) are subject to a 20% rate of tax on long-term capital gains and Qualified Dividends. Taxpayers that are not in such highest tax bracket continue to be subject to a maximum 15% rate of tax on long-term capital gains and Qualified Dividends. These rates may change over time. Distributions of net short-term capital gains that exceed net long-term capital losses will generally be taxable as ordinary income. In addition, for an individual shareholder to benefit from the lower tax rate on Qualified Dividends (either 15% or 20%, depending on income levels), the shareholder must hold shares in the Fund, and the Fund must hold shares in the dividend-paying corporation, at least 61 days during a prescribed period. The prescribed period is the 121-day period beginning 60 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. Furthermore, in determining the holding period for this purpose, any period during which the recipient’s risk of loss is offset by means of options, short sales or similar instruments is not included. Additionally, an individual shareholder would not benefit from the lower tax rate to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

It is anticipated that amounts distributed by the Fund that are attributable to certain dividends received from domestic corporations will qualify for the 70% dividends-received deduction for corporate shareholders. A corporate shareholder’s dividends-received deduction will be disallowed unless it holds shares in the Fund, and the Fund holds shares in the dividend-paying corporation, at least 46 days during the 91-day period beginning 45 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. In determining the holding period for this purpose, any period during which the recipient’s risk of loss is offset by means of options, short sales or similar transactions is not counted. Furthermore, the dividends-received deduction will be disallowed to the extent a corporate shareholder’s investment in shares of the Fund, or the Fund’s investment in the shares of the dividend-paying corporation, is financed with indebtedness. Additionally, a corporate shareholder would not benefit to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

Any loss arising from the sale or redemption of shares of the Fund held for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any amount of capital gains distributions received by the shareholder with respect to such Fund shares. For purposes of determining whether shares of the Fund have been held for six months or less, a shareholder’s holding period is suspended for any periods during which the shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

Certain U.S. shareholders, including individuals and estates and trusts, whose income exceeds certain levels are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,”

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which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax on income and gains from an investment in the Fund.

Pursuant to Treasury Regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a “reportable transaction.” A transaction may be a “reportable transaction” based upon any of several indicia with respect to a shareholder, including the recognition of a loss in excess of certain thresholds. A significant penalty is imposed on taxpayers who participate in a “reportable transaction” and fail to make the required disclosure. Investors should consult their own tax advisors concerning any possible federal, state or local disclosure obligations with respect to their investment in shares of the Fund.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in foreign currency and the time a Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

To the extent such investments are permissible for the Fund, the Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Information set forth in the Prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting shareholders. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders and this description is not intended as a substitute for federal tax planning. In addition, the discussion does not address the state, local or foreign tax consequences of an investment in the Fund. Accordingly, potential shareholders of the Fund are urged to consult their tax advisors with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; these laws and regulations may be changed by legislative or administrative action. This summary does not discuss all of the tax consequences that may be relevant to a particular investor or to certain investors subject to special treatment under federal income tax laws, such as insurance companies and non-U.S. persons.

PROXY VOTING POLICIES AND PROCEDURES

The Trust and the Adviser have each adopted Proxy Voting Policies and Procedures. The Trust’s policies delegate the responsibility of voting Fund proxies to the Adviser. The Adviser’s Proxy Voting Policies

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and Procedures describe how it intends to vote proxies relating to the Fund’s portfolio securities. The Proxy Voting Policies and Procedures of the Trust and the Adviser are attached to this SAI as Appendix B. Information regarding how the Predecessor Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge upon request by calling 1- (800) 292-6775, or on the SEC’s website at http://www.sec.gov.

CUSTODIAN

U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is the custodian of the Fund’s investments. The custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

FUND SERVICES

Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Fund pursuant to an Administration Agreement, a Fund Accounting Agreement and a Transfer Agent and Shareholder Services Agreement (collectively, the “Service Agreements”).

As Administrator, Ultimus assists in supervising all operations of the Fund (other than those performed by the Adviser under the Investment Advisory Agreement). Ultimus has agreed to perform or arrange for the performance of the following services (under the Service Agreements, Ultimus may delegate all or any part of its responsibilities thereunder):

--	prepares and assembles reports required to be sent to the Fund’s shareholders and arranges for the printing and dissemination of such reports;

--	assembles reports required to be filed with the SEC and files such reports;

--	files the Fund’s federal income and excise tax returns and state and local tax returns;

--	assists and advises the Fund regarding compliance with the 1940 Act and with its investment policies and limitations; and

--	provides reports and recommendations to the Trust’s Board of Trustees as the Board reasonably requests or deems appropriate.

As Fund Accountant, Ultimus maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, reconciles cash

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movements with the custodian, verifies and reconciles with the custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining net asset value; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

As Transfer Agent, Ultimus performs the following services in connection with the Fund’s shareholders: maintains records for the Fund’s shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

Ultimus receives fees from the Fund for its services as Administrator, Fund Accountant and Transfer Agent based upon the average value of its daily net assets, subject to a monthly minimum fee for transfer agent services. Ultimus is reimbursed for certain expenses assumed pursuant to the Service Agreements.

As of the date of this SAI, the Fund has not paid any fees to Ultimus.

Previous Administrator and Transfer Agent. M3Sixty Administration, LLC (the “Previous Administrator”), with principal offices at 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205, provided accounting, administrative, transfer agency, dividend disbursing agency, and shareholder servicing agency services to the Predecessor Fund until ______________, 2021.

The table below shows the administrative fees paid by the Predecessor Fund to the Previous Administrator for the past three fiscal years.

June 30, 2021	June 30, 2020	June 30, 2019
	$153,026	$92,375 (net of $25,000 fee waiver by the Previous Administrator

Chief Compliance Officer. Under the terms of an Engagement Agreement with Key Bridge Compliance LLC (“Key Bridge”), Key Bridge provides an individual with the requisite background and familiarity with federal securities laws to serve as the Trust’s Chief Compliance Officer and to administer the Trust’s compliance policies and procedures. The Trust pays Key Bridge $12,000 annually for the services the CCO provides to the Trust. As of the date of this SAI, the Fund has not paid any fees to the Chief Compliance Officer.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of _____________________independent registered public accounting firm, ___________________has been retained to serve as independent registered public accountants for the Fund for the fiscal year ended June 30, 2022 and to audit the annual financial statements of the Fund, prepare the Fund’s tax returns, including but not limited to federal, state and excise taxes, and to consult on matters of accounting and federal and state income taxation.

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LEGAL COUNSEL

Sullivan & Worcester LLP, 1666 K Street, NW, Washington, D.C. 20006, serves as counsel to the Trust and the Independent Trustees.

DISTRIBUTOR

Ultimus Fund Distributors, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as principal underwriter for the Fund pursuant to a Distribution Agreement. Shares are sold on a continuous basis by the Distributor. The Distributor has agreed to use its best efforts to solicit orders for the sale of Fund shares, but it is not obliged to sell any particular amount of shares. The Distribution Agreement has an initial two-year term and provides that, unless sooner terminated, it will continue in effect thereafter so long as such continuance is approved at least annually (i) by the Board of Trustees or a vote of a majority of a Fund’s outstanding shares, and (ii) by a majority of the Independent Trustees by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Fund on sixty days written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on sixty days’ written notice to the Trust. The Distribution Agreement will automatically terminate in the event of its assignment. The Distributor is an affiliate of Ultimus. Stephen L. Preston is Vice President of the Distributor and Vice President of the Trust.

FINANCIAL STATEMENTS

The financial statements of the Predecessor Fund for the fiscal year ended June 30, 2021 , together with the report of _____________________the Predecessor Fund’s Independent Registered Public Accounting Firm thereon, are incorporated herein by reference to the Annual Report of the Predecessor Fund.

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APPENDIX A - PROXY VOTING POLICIES AND PROCEDURES

F/m FUNDS TRUST

PROXY VOTING POLICIES AND PROCEDURES

Amended November 2020

Pursuant to rules established by the Securities and Exchange Commission (the “Commission”), under the Investment Company Act of 1940, as amended, the Board of Trustees of F/m Funds Trust (the “Trust”) has adopted the following formal, written guidelines for proxy voting by the Trust. The Board of Trustees of the Trust oversees voting policies and decisions for each series of the Trust (the “Funds”).

Each Fund exercises its proxy voting rights with regard to the companies in the Fund’s investment portfolio, with the goals of maximizing the value of the Fund’s investments, promoting accountability of a company’s management and board of directors to its shareholders, aligning the interests of management with those of shareholders, and increasing transparency of a company’s business and operations. Each Fund Plan will consider these goals when exercising its responsibilities when electing options presented by the companies in the Fund’s investment portfolio for corporate actions that are not subject to proxy voting. These guidelines are applicable to such corporate action elections by the Fund and any legal proceedings or class action suits pertaining to companies and their offerings in the Fund’s investment portfolios.

In general, the Board of Trustees of the Trust believes that each Fund’s investment adviser or sub-adviser, if applicable, which selects the individual companies that are part of the Fund’s portfolio (the “Adviser”), is the most knowledgeable and best suited to make decisions about proxy votes. Therefore, the Trust defers to and relies on the Adviser to make decisions on casting proxy votes. In addition, the Adviser will provide support for legal proceedings, class action suits or other events pertaining to the Trust’s assets.

In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Committee of Independent Trustees of the Board of Trustees (the “Committee”) to enable the Committee to make a voting decision. When the Committee is required to make a proxy voting decision, only the Committee members without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

A copy of these Proxy Voting Policies and Procedures are available, without charge, upon request, by calling the Trust’s toll-free telephone number at (800) 292-6775, and will be made available on the Commission’s website at http://www.sec.gov. The Trust will send a copy of the Trust’s Proxy Voting

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Policies and Procedures within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Notwithstanding the forgoing, the following policies will apply to investment company shares owned by a Fund. Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, (the “1940 Act”), a fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the fund and all affiliated persons of the fund; and (ii) the fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1½% percent. Therefore, each Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions unless it is determined that the Fund is not relying on Section 12(d)(1)(F):

•	when the Fund exercises voting rights, by proxy or otherwise, with respect to any investment company owned by the Fund, the Fund will either
o	seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or
o	vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

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F/M INVESTMENTS, LLC

PROXY VOTING/CORPORATE ACTIONS

F/M, and/or pursuant to any applicable sub-advisory agreement F/M’s sub-adviser, may act as discretionary investment adviser for clients. F/M will vote all eligible proxies for recommended securities (mutual Fund, exchange traded Fund) if directed to do so by the client, generally within the investment management agreement. F/M will vote all proxies for recommended securities and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with this policy. Corporate actions may include, for example and without limitation, tender offers or exchanges, and class actions.

When voting proxies or acting with respect to corporate actions for clients, F/M’s utmost concern is that all decisions be made solely in the best interest of the client. F/M will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client’s account. The CCO is ultimately responsible for ensuring that all proxies received for recommended securities by F/M are voted in a timely manner and in a manner consistent with each client’s best interests. In addition, the CCO is responsible for submitting all required certifications relating to its Proxy Voting activity, and for maintaining all documentation necessary to complete documentation related to the annual Form N-PX filing for the Fund (see additional information as to Form N-PX compliance processes below).

A.	Guidelines

F/M generally votes all proxies in line with management. If F/M determines that it will not vote along with management on a particular vote, F/M must document its rationale and reasoning for the vote.

B.	Limitations

In certain circumstances, in accordance with a client’s investment advisory agreement (or other written directive) or when F/M has determined that it is in the client’s best interest, F/M will not vote proxies received. The following are certain circumstances where F/M will limit its role in voting proxies:

1.	Client Maintains Proxy Voting Authority: When a client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, F/M will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by F/M, it will promptly be forwarded to the client or specified third party.

2.	Terminated Account: Once a client account has been terminated with F/M in accordance with its investment advisory agreement, F/M will not vote any proxies received after the termination. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

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3.	Unjustifiable Costs: In certain circumstances, after performing a cost-benefit analysis, F/M may abstain from voting when the cost of voting a client’s proxy would exceed any anticipated benefits to the client of voting on the proxy proposal.

C.	Client Securities

F/M will not vote proxies received for securities not purchased for client by F/M and held by F/M in a client’s account as an accommodation to client or until such securities are sold as per agreement or understanding with the client.

D.	Recordkeeping

In accordance with Rule 204-2 under the Advisers Act, F/M will maintain for the time periods set forth in the Rule: (i) these proxy voting policies and procedures, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that F/M may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by F/M that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

F/M will make available its proxy voting policies and procedures and will inform clients how they may obtain information on how F/M voted proxies with respect to the clients’ portfolio securities. Clients may obtain information on how their securities were voted or a copy of F/M’s Policies and Procedures by written request addressed to F/M.

F/M FUNDS TRUST

PART C

OTHER INFORMATION

Item 15. Indemnification.

Article VI of the Registrant’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

Paragraphs 8 and 9 of the Registrant’s Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”) provides for indemnification as follows:

8.	Indemnification of Trust.

 Distributor agrees to indemnify and hold harmless the Trust and each person who has been, is, or may hereafter be a Trustee, officer, employee, shareholder or control person of the Trust against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon (i) any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of Distributor or any agent or employee of Distributor or any other person for whose acts Distributor is responsible, unless such statement or omission was made in reliance upon written information furnished by the Trust; (ii) Distributor's failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for Shares; and (iii) Distributor’s failure to comply with applicable laws and the Rules of FINRA. The Distributor will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification. The term "expenses" for purposes of this and the next paragraph includes amounts paid in satisfaction of judgments or in settlements which are made with Distributor's consent. The foregoing rights of indemnification shall be in addition to any other rights to which the Trust or each such person may be entitled as a matter of law.

9.	Indemnification of Distributor.

The Trust agrees to indemnify and hold harmless Distributor and each person who has been, is, or may hereafter be a director, officer, employee, shareholder or control person of Distributor against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with the matters to which this Agreement relates, except a loss resulting from the failure of Distributor or any such other person to comply with applicable law or the terms of this Agreement, or from willful misfeasance, bad faith or gross negligence, including clerical errors and mechanical failures, on the part of any of such persons in the performance of Distributor's duties or from the reckless disregard by any of such persons of Distributor's obligations and duties under this Agreement, for all of which exceptions Distributor shall be liable to the Trust. The Trust will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

In order that the indemnification provisions contained in this Paragraph 9 shall apply, it is understood that if in any case the Trust may be asked to indemnify Distributor or any other person or hold Distributor or any other person harmless, the Trust shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that Distributor will use all reasonable care to identify and notify the Trust promptly concerning any situation which presents or appears likely to present the probability of such a claim for indemnification against the Trust. The Trust shall have the option to defend Distributor and any such person against any claim which may be the subject of this indemnification, and in the event that the Trust so elects it will so notify Distributor, and neither Distributor nor any such person shall in such situation initiate further legal or other expenses for which it shall seek indemnification under this Paragraph 9. If the Trust elects to assume the defense of any such claim, the defense shall be conducted by counsel chosen by it and reasonably satisfactory to the indemnified party, whose approval shall not be unreasonably withheld, as long as the Trust is conducting a good faith and diligent defense. In the event that the Trust elects to assume the defense of any suit and retain counsel, the indemnified party shall bear the fees and expenses of any additional counsel retained by it. Distributor shall in no case confess any claim or make any compromise in any case in which the Trust will be asked to indemnify Distributor or any such person except with the Trust's written consent.

Notwithstanding any other provision of this Agreement, Distributor shall be entitled to receive and act upon advice of counsel (who may be counsel for the Trust or its own counsel) and shall be without liability for any action reasonably taken or thing reasonably done pursuant to such advice, provided that such action is not in violation of applicable federal or state laws or regulations.

Item 16. Exhibits

1.	Agreement and Declaration of Trust— Incorporated herein by reference to original Registration Statement filed on April 13, 2012.

2.	By-laws—Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12 filed on December 29, 2016.

3.	Not applicable.

4.	Form of Agreement and Plan of Reorganization. Appendix A to the Prospectus contained in Part A of this Registration Statement.

5.	Instruments Defining Rights of Security Holders— Incorporated by reference to the Agreement and Declaration of Trust and By-laws of Registrant as set forth in Exhibits 1 and 2.

6(a)(i).	Advisory Agreement with Oakhurst Capital Management, LLC on behalf of Oakhurst Fixed Income Fund - Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 21 filed on June 15, 2021.

6(a)(ii).	Advisory Agreement with Oakhurst Capital Management, LLC on behalf of Oakhurst Short Duration Bond Fund - Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 21 filed on June 15, 2021.

6(a)(iii).	Advisory Agreement with Oakhurst Capital Management, LLC on behalf of Oakhurst Short Duration High Yield Credit Fund - Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 21 filed on June 15, 2021.

6(a)(iv).	Form of Advisory Agreement with F/m Investments, LLC on behalf of Large Cap Focused Fund – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 21 filed on June 15, 2021.
6(b)(i).

Sub-Advisory Agreement among Oakhurst Capital Management, LLC and F/m Investments, LLC, on behalf of Oakhurst Fixed Income Fund - Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 21 filed on June 15, 2021.

6(b)(ii).

Sub-Advisory Agreement among Oakhurst Capital Management, LLC and F/m Investments, LLC, on behalf of Oakhurst Short Duration Bond Fund - Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 21 filed on June 15, 2021.

6(b)(iii).	Sub-Advisory Agreement among Oakhurst Capital Management, LLC and F/m Investments, LLC, on behalf of Oakhurst Short Duration High Yield Credit Fund - Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 21 filed on June 15, 2021.

7(a).	Distribution Agreement with Ultimus Fund Distributors, LLC - Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 21 filed on June 15, 2021.

7(b).	Form of Selling Agreement for Ultimus Fund Distributors, LLC – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 21 filed on June 15, 2021.

8.	Not applicable.

9(a).	Custody Agreement with US Bank, N.A. — Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1 filed on August 31, 2012.

9(b).	First Amendment to Custody Agreement — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 10 filed on December 1, 2015.

9(c).	Second Amendment to Custody Agreement — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 10 filed on December 1, 2015.

10(a).	Rule 12b-1 Plan—Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9 filed on September 16, 2015.

10(b).	Rule 18f-3 Plan—Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9 filed on September 16, 2015.

11.	Legal Opinion and consent as to shares of the Large Cap Focused Fund – To be filed in a subsequent post-effective amendment.

12.	Tax opinion and consent of Sullivan & Worcester LLP – To be filed in a subsequent post-effective amendment.

13(a)(i).	Expense Limitation Agreement with Oakhurst Capital Management, LLC on behalf of Oakhurst Fixed Income Fund — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 21 filed on June 15, 2021.

13(a)(ii).	Expense Limitation Agreement with Oakhurst Capital Management, LLC on behalf of the Oakhurst Short Duration Bond Fund — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 21 filed on June 15, 2021.

13(a)(iii).	Expense Limitation Agreement with Oakhurst Capital Management, LLC on behalf of the Oakhurst Short Duration High Yield Credit Fund — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 21 filed on June 15, 2021.

13(a)(iv).	Form of Expense Limitation Agreement with F/m Investments, LLC on behalf of Large Cap Focused Fund – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 21 filed on June 15, 2021.

13(b)(i).	Administration Agreement with Ultimus Fund Solutions, LLC — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 10 filed on December 1, 2015.

13(b)(ii).	Amendment to Administration Agreement with Ultimus Fund Solutions, LLC — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16 filed on December 20, 2018.

13(b)(iii).	Amendment No. 2 to Administration Agreement with Ultimus Fund Solutions, LLC — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 17 filed December 18, 2019.

13(b)(iv).	Amendment No. 3 to Administration Agreement with Ultimus Fund Solutions, LLC – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 21 filed on June 15, 2021.

13(c)(i)	Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 10 filed on December 1, 2015.

13(c)(ii).	Amendment to Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16 filed on December 20, 2018.

13(c)(iii).	Amendment No. 2 to Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 21 filed on June 15, 2021.

13(d)(i).	Fund Accounting Agreement with Ultimus Fund Solutions, LLC — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 10 filed on December 1, 2015.

13(d)(ii).	Amendment to Fund Accounting Agreement with Ultimus Fund Solutions, LLC — Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16 filed on December 20, 2018.

13(d)(iii).	Amendment No. 2 to Fund Accounting Agreement with Ultimus Fund Solutions, LLC- Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 20 filed on December 29, 2020.

13(d)(iv).	Amendment No. 3 to Fund Accounting Agreement with Ultimus Fund Solutions, LLC – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 21 filed on June 15, 2021.

13(e)(i).	Engagement Letter for Compliance Services – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 21 filed on June 15, 2021.

14.	Consent of BBD, LLP with respect to F/m Investments Large Cap Focused Fund, a series of M3Sixty Funds Trust – Filed herewith.

15.	Not applicable.

16.	Powers of Attorney for Debra McGinty-Poteet, Keith Wirtz and John Hildebrand – Filed herewith.

17.	Form of Proxy Card for F/m Investments Large Cap Focused Fund – Filed herewith.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the tax opinion required by Item 12.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the District of Columbia on the 10th day of August, 2021.

F/m Funds Trust

By:	/s/ Alexander Morris
Alexander Morris
President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Alexander Morris	President & Trustee	August 10, 2021
Alexander Morris	(Chief Executive Officer)

/s/ Theresa M. Bridge	Treasurer (Chief Financial	August 10, 2021
Theresa M. Bridge	Officer and Principal Accounting Officer)

*	Trustee	August 10, 2021
Debra L. McGinty-Poteet

*	Trustee	August 10, 2021
E. Keith Wirtz

*	Trustee	August 10, 2021
John R. Hildebrand

/s/ Alexander Morris
Alexander Morris Attorney-in-fact* August 10, 2021

EXHIBIT INDEX

14	Consent of BBD, LLP with respect to F/m Investments Large Cap Focused Fund, a series of M3Sixty Funds Trust
16	Powers of Attorney for Debra McGinty-Poteet, Keith Wirtz and John Hildebrand
17	Form of Proxy Card for F/m Investments Large Cap Focused Fund